UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert International Responsible Index Fund

Class A CDHAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$9,530	$9,841	$9,871
12/15	$9,315	$9,664	$9,747
1/16	$8,824	$8,999	$9,064
2/16	$8,572	$8,873	$8,922
3/16	$9,149	$9,476	$9,537
4/16	$9,349	$9,781	$9,739
5/16	$9,311	$9,670	$9,698
6/16	$9,001	$9,376	$9,342
7/16	$9,392	$9,837	$9,834
8/16	$9,478	$9,846	$9,878
9/16	$9,549	$9,966	$9,966
10/16	$9,296	$9,773	$9,717
11/16	$9,101	$9,616	$9,509
12/16	$9,326	$9,930	$9,812
1/17	$9,653	$10,225	$10,117
2/17	$9,760	$10,343	$10,277
3/17	$10,072	$10,606	$10,575
4/17	$10,306	$10,832	$10,820
5/17	$10,691	$11,193	$11,236
6/17	$10,749	$11,203	$11,279
7/17	$11,022	$11,537	$11,579
8/17	$11,022	$11,534	$11,570
9/17	$11,266	$11,833	$11,846
10/17	$11,481	$11,995	$12,068
11/17	$11,564	$12,116	$12,186
12/17	$11,647	$12,334	$12,324
1/18	$12,210	$12,908	$12,911
2/18	$11,602	$12,295	$12,326
3/18	$11,543	$12,082	$12,139
4/18	$11,657	$12,360	$12,340
5/18	$11,439	$12,125	$12,080
6/18	$11,237	$11,992	$11,883
7/18	$11,558	$12,287	$12,201
8/18	$11,425	$12,055	$12,086
9/18	$11,454	$12,149	$12,110
10/18	$10,515	$11,183	$11,112
11/18	$10,616	$11,173	$11,182
12/18	$10,021	$10,596	$10,576
1/19	$10,717	$11,352	$11,316
2/19	$10,979	$11,644	$11,628
3/19	$11,044	$11,703	$11,676
4/19	$11,437	$12,035	$12,072
5/19	$10,848	$11,465	$11,472
6/19	$11,513	$12,147	$12,191
7/19	$11,326	$12,000	$12,085
8/19	$11,160	$11,705	$11,829
9/19	$11,493	$12,034	$12,172
10/19	$11,911	$12,423	$12,635
11/19	$12,052	$12,578	$12,795
12/19	$12,436	$12,979	$13,243
1/20	$12,185	$12,728	$13,042
2/20	$11,396	$11,598	$12,031
3/20	$9,798	$9,960	$10,442
4/20	$10,515	$10,655	$11,208
5/20	$11,074	$11,108	$11,713
6/20	$11,529	$11,488	$12,207
7/20	$11,965	$11,794	$12,723
8/20	$12,513	$12,403	$13,343
9/20	$12,334	$12,053	$13,110
10/20	$11,888	$11,579	$12,645
11/20	$13,573	$13,356	$14,524
12/20	$14,305	$13,964	$15,274
1/21	$14,129	$13,815	$15,129
2/21	$14,408	$14,167	$15,424
3/21	$14,749	$14,528	$15,762
4/21	$15,224	$14,985	$16,322
5/21	$15,761	$15,506	$16,851
6/21	$15,632	$15,348	$16,739
7/21	$15,741	$15,450	$16,846
8/21	$16,050	$15,698	$17,221
9/21	$15,384	$15,247	$16,568
10/21	$15,947	$15,701	$17,079
11/21	$15,327	$14,966	$16,392
12/21	$16,060	$15,726	$17,237
1/22	$15,261	$15,032	$16,212
2/22	$14,725	$14,798	$15,828
3/22	$14,688	$14,970	$15,904
4/22	$13,678	$13,987	$14,810
5/22	$13,815	$14,103	$14,805
6/22	$12,521	$12,776	$13,366
7/22	$13,247	$13,411	$14,125
8/22	$12,421	$12,785	$13,390
9/22	$11,154	$11,601	$12,032
10/22	$11,764	$12,241	$12,629
11/22	$13,310	$13,545	$14,019
12/22	$12,943	$13,479	$13,888
1/23	$14,175	$14,584	$15,142
2/23	$13,731	$14,243	$14,809
3/23	$14,175	$14,560	$15,198
4/23	$14,480	$14,973	$15,538
5/23	$14,084	$14,320	$15,079
6/23	$14,705	$15,001	$15,767
7/23	$15,064	$15,487	$16,227
8/23	$14,395	$14,887	$15,524
9/23	$13,838	$14,386	$14,946
10/23	$13,361	$13,778	$14,302
11/23	$14,673	$15,073	$15,817
12/23	$15,492	$15,897	$16,713
1/24	$15,366	$15,966	$16,719
2/24	$15,900	$16,238	$17,151
3/24	$16,391	$16,786	$17,707
4/24	$15,781	$16,341	$17,133
5/24	$16,544	$16,966	$17,764
6/24	$16,402	$16,685	$17,711
7/24	$16,871	$17,208	$18,173
8/24	$17,373	$17,782	$18,728
9/24	$17,525	$17,979	$18,935
10/24	$16,648	$17,063	$18,024
11/24	$16,784	$17,103	$18,066
12/24	$16,235	$16,644	$17,615
1/25	$16,985	$17,472	$18,513
2/25	$17,315	$17,779	$18,713
3/25	$17,108	$17,676	$18,385
4/25	$17,825	$18,482	$19,269
5/25	$18,737	$19,352	$20,291
6/25	$19,420	$19,806	$20,971
7/25	$19,006	$19,566	$20,755
8/25	$19,745	$20,428	$21,475
9/25	$20,431	$20,862	$22,122

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	16.59%	10.62%	7.99%
Class A with 4.75% Maximum Sales Charge	11.06%	9.55%	7.46%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference1	16.83%	11.03%	8.33%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
16.4%
United Kingdom
11.1%
Canada
10.2%
Switzerland
8.6%
France
8.0%
Germany
7.4%
Taiwan
6.3%
Australia
5.2%
Netherlands
4.7%
South Korea
3.7%
Other
18.4%

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CDHAX-TSR-AR

Calvert International Responsible Index Fund

Class I CDHIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World ex USA Index	Calvert International Responsible Index
12/15	$978,554	$966,436	$974,672
3/16	$962,028	$947,582	$953,668
6/16	$947,004	$937,606	$934,241
9/16	$1,005,597	$996,624	$996,563
12/16	$983,445	$992,997	$981,168
3/17	$1,063,143	$1,060,604	$1,057,533
6/17	$1,135,688	$1,120,319	$1,127,875
9/17	$1,190,863	$1,183,307	$1,184,573
12/17	$1,232,292	$1,233,371	$1,232,447
3/18	$1,222,454	$1,208,232	$1,213,866
6/18	$1,190,870	$1,199,226	$1,188,348
9/18	$1,215,205	$1,214,888	$1,211,019
12/18	$1,063,859	$1,059,589	$1,057,646
3/19	$1,173,312	$1,170,302	$1,167,570
6/19	$1,223,544	$1,214,666	$1,219,114
9/19	$1,222,486	$1,203,365	$1,217,219
12/19	$1,323,418	$1,297,899	$1,324,306
3/20	$1,043,557	$995,999	$1,044,164
6/20	$1,228,696	$1,148,805	$1,220,734
9/20	$1,314,807	$1,205,329	$1,310,971
12/20	$1,526,148	$1,396,362	$1,527,381
3/21	$1,574,113	$1,452,807	$1,576,178
6/21	$1,669,497	$1,534,835	$1,673,857
9/21	$1,644,425	$1,524,715	$1,656,800
12/21	$1,717,500	$1,572,644	$1,723,657
3/22	$1,571,780	$1,497,015	$1,590,420
6/22	$1,340,963	$1,277,619	$1,336,555
9/22	$1,195,242	$1,160,140	$1,203,209
12/22	$1,387,682	$1,347,899	$1,388,755
3/23	$1,520,328	$1,455,983	$1,519,779
6/23	$1,578,149	$1,500,108	$1,576,702
9/23	$1,486,317	$1,438,553	$1,494,634
12/23	$1,665,094	$1,589,712	$1,671,272
3/24	$1,762,837	$1,678,604	$1,770,684
6/24	$1,765,150	$1,668,489	$1,771,075
9/24	$1,887,184	$1,797,937	$1,893,463
12/24	$1,749,218	$1,664,424	$1,761,537
3/25	$1,844,414	$1,767,647	$1,838,528
6/25	$2,094,897	$1,980,564	$2,097,127
9/25	$2,206,157	$2,086,211	$2,212,188

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	16.90%	10.90%	8.30%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference1	16.83%	11.03%	8.33%
Footnote	Description
Footnote[1]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CDHIX-TSR-AR

Calvert International Responsible Index Fund

Class R6 CDHRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.26%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$5,002,500	$4,920,429	$4,935,358
12/15	$4,892,772	$4,832,180	$4,873,359
1/16	$4,634,863	$4,499,546	$4,531,755
2/16	$4,507,160	$4,436,698	$4,460,930
3/16	$4,810,141	$4,737,910	$4,768,340
4/16	$4,915,308	$4,890,251	$4,869,559
5/16	$4,897,780	$4,834,979	$4,848,964
6/16	$4,735,022	$4,688,029	$4,671,203
7/16	$4,945,356	$4,918,642	$4,917,100
8/16	$4,990,427	$4,923,185	$4,939,159
9/16	$5,027,987	$4,983,118	$4,982,815
10/16	$4,897,780	$4,886,265	$4,858,696
11/16	$4,795,117	$4,807,949	$4,754,614
12/16	$4,917,227	$4,964,987	$4,905,842
1/17	$5,088,372	$5,112,743	$5,058,394
2/17	$5,149,678	$5,171,732	$5,138,643
3/17	$5,315,714	$5,303,019	$5,287,663
4/17	$5,440,880	$5,415,763	$5,409,795
5/17	$5,645,232	$5,596,319	$5,618,011
6/17	$5,678,439	$5,601,593	$5,639,376
7/17	$5,821,486	$5,768,321	$5,789,469
8/17	$5,824,040	$5,766,980	$5,785,132
9/17	$5,954,315	$5,916,534	$5,922,864
10/17	$6,069,263	$5,997,344	$6,033,920
11/17	$6,115,242	$6,058,000	$6,092,987
12/17	$6,161,459	$6,166,853	$6,162,234
1/18	$6,461,765	$6,454,175	$6,455,667
2/18	$6,140,748	$6,147,570	$6,162,804
3/18	$6,112,271	$6,041,159	$6,069,328
4/18	$6,171,814	$6,179,863	$6,169,965
5/18	$6,060,494	$6,062,657	$6,040,180
6/18	$5,954,351	$5,996,132	$5,941,742
7/18	$6,125,215	$6,143,458	$6,100,631
8/18	$6,057,905	$6,027,289	$6,042,793
9/18	$6,076,027	$6,074,442	$6,055,096
10/18	$5,578,968	$5,591,739	$5,556,187
11/18	$5,633,907	$5,586,697	$5,591,145
12/18	$5,319,297	$5,297,944	$5,288,228
1/19	$5,689,427	$5,675,996	$5,658,029
2/19	$5,829,547	$5,821,855	$5,813,899
3/19	$5,866,560	$5,851,511	$5,837,848
4/19	$6,075,419	$6,017,250	$6,035,866
5/19	$5,760,809	$5,732,650	$5,736,109
6/19	$6,117,720	$6,073,328	$6,095,569
7/19	$6,019,900	$6,000,076	$6,042,266
8/19	$5,932,655	$5,852,614	$5,914,480
9/19	$6,112,432	$6,016,824	$6,086,096
10/19	$6,334,510	$6,211,377	$6,317,573
11/19	$6,411,180	$6,288,935	$6,397,525
12/19	$6,619,170	$6,489,494	$6,621,530
1/20	$6,484,580	$6,363,902	$6,521,106
2/20	$6,067,348	$5,798,952	$6,015,404
3/20	$5,219,427	$4,979,993	$5,220,818
4/20	$5,598,973	$5,327,276	$5,603,886
5/20	$5,900,456	$5,553,869	$5,856,420
6/20	$6,142,719	$5,744,026	$6,103,668
7/20	$6,374,215	$5,896,976	$6,361,415
8/20	$6,667,623	$6,201,257	$6,671,271
9/20	$6,576,101	$6,026,647	$6,554,856
10/20	$6,339,222	$5,789,738	$6,322,703
11/20	$7,240,979	$6,678,072	$7,262,005
12/20	$7,633,822	$6,981,812	$7,636,907
1/21	$7,538,365	$6,907,382	$7,564,699
2/21	$7,691,096	$7,083,388	$7,711,817
3/21	$7,873,828	$7,264,036	$7,880,889
4/21	$8,130,198	$7,492,540	$8,161,046
5/21	$8,419,296	$7,752,945	$8,425,406
6/21	$8,351,112	$7,674,175	$8,369,283
7/21	$8,413,841	$7,725,106	$8,422,790
8/21	$8,580,209	$7,849,092	$8,610,588
9/21	$8,225,655	$7,623,573	$8,284,001
10/21	$8,528,390	$7,850,447	$8,539,532
11/21	$8,198,381	$7,483,098	$8,196,053
12/21	$8,591,821	$7,863,219	$8,618,286
1/22	$8,168,633	$7,516,167	$8,106,224
2/22	$7,881,868	$7,399,215	$7,914,128
3/22	$7,865,163	$7,485,076	$7,952,098
4/22	$7,325,042	$6,993,537	$7,404,774
5/22	$7,397,430	$7,051,600	$7,402,512
6/22	$6,709,750	$6,388,094	$6,682,776
7/22	$7,099,528	$6,705,704	$7,062,537
8/22	$6,659,636	$6,392,441	$6,695,060
9/22	$5,980,308	$5,800,700	$6,016,044
10/22	$6,308,835	$6,120,442	$6,314,468
11/22	$7,141,290	$6,772,327	$7,009,610
12/22	$6,944,591	$6,739,494	$6,943,773
1/23	$7,606,386	$7,291,862	$7,570,926
2/23	$7,370,640	$7,121,643	$7,404,444
3/23	$7,609,227	$7,279,915	$7,598,896
4/23	$7,776,806	$7,486,625	$7,769,169
5/23	$7,563,782	$7,160,140	$7,539,556
6/23	$7,898,940	$7,500,542	$7,883,508
7/23	$8,094,922	$7,743,256	$8,113,738
8/23	$7,739,882	$7,443,724	$7,761,984
9/23	$7,441,648	$7,192,765	$7,473,171
10/23	$7,186,019	$6,889,162	$7,151,029
11/23	$7,893,259	$7,536,585	$7,908,455
12/23	$8,333,401	$7,948,562	$8,356,359
1/24	$8,269,610	$7,982,791	$8,359,696
2/24	$8,559,569	$8,119,076	$8,575,270
3/24	$8,826,330	$8,393,022	$8,853,419
4/24	$8,498,677	$8,170,565	$8,566,701
5/24	$8,910,418	$8,483,076	$8,881,969
6/24	$8,835,029	$8,342,443	$8,855,377
7/24	$9,093,092	$8,604,175	$9,086,372
8/24	$9,365,653	$8,891,232	$9,363,876
9/24	$9,446,841	$8,989,684	$9,467,317
10/24	$8,980,008	$8,531,310	$9,012,142
11/24	$9,052,498	$8,551,705	$9,033,085
12/24	$8,759,460	$8,322,118	$8,807,683
1/25	$9,165,488	$8,735,993	$9,256,621
2/25	$9,347,603	$8,889,427	$9,356,321
3/25	$9,237,140	$8,838,233	$9,192,639
4/25	$9,625,255	$9,240,836	$9,634,433
5/25	$10,120,848	$9,675,930	$10,145,485
6/25	$10,491,050	$9,902,821	$10,485,633
7/25	$10,270,123	$9,783,116	$10,377,667
8/25	$10,673,166	$10,213,955	$10,737,293
9/25	$11,049,339	$10,431,056	$11,060,940

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	16.96%	10.93%	8.32%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference2	16.83%	11.03%	8.33%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of the 1,000 largest companies in international developed markets.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CDHRX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class A CSXAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$10,000	$10,000	$10,000
10/15	$10,286	$10,809	$10,806
11/15	$10,307	$10,845	$10,833
12/15	$10,059	$10,650	$10,577
1/16	$9,465	$10,076	$9,958
2/16	$9,454	$10,073	$9,953
3/16	$10,093	$10,775	$10,636
4/16	$10,139	$10,833	$10,682
5/16	$10,316	$11,023	$10,877
6/16	$10,247	$11,048	$10,813
7/16	$10,681	$11,469	$11,279
8/16	$10,721	$11,484	$11,325
9/16	$10,732	$11,493	$11,337
10/16	$10,498	$11,269	$11,098
11/16	$10,915	$11,713	$11,544
12/16	$11,099	$11,933	$11,744
1/17	$11,353	$12,173	$12,023
2/17	$11,795	$12,645	$12,496
3/17	$11,819	$12,653	$12,526
4/17	$11,937	$12,786	$12,658
5/17	$12,090	$12,949	$12,831
6/17	$12,149	$13,040	$12,899
7/17	$12,356	$13,298	$13,125
8/17	$12,379	$13,340	$13,153
9/17	$12,633	$13,624	$13,427
10/17	$12,904	$13,936	$13,720
11/17	$13,294	$14,361	$14,142
12/17	$13,400	$14,521	$14,264
1/18	$14,136	$15,319	$15,057
2/18	$13,684	$14,756	$14,582
3/18	$13,370	$14,421	$14,254
4/18	$13,340	$14,470	$14,230
5/18	$13,629	$14,840	$14,547
6/18	$13,666	$14,936	$14,591
7/18	$14,226	$15,451	$15,198
8/18	$14,823	$15,983	$15,848
9/18	$14,865	$16,044	$15,897
10/18	$13,732	$14,909	$14,691
11/18	$14,095	$15,212	$15,087
12/18	$12,813	$13,827	$13,713
1/19	$13,883	$14,985	$14,877
2/19	$14,408	$15,493	$15,450
3/19	$14,621	$15,763	$15,680
4/19	$15,221	$16,399	$16,344
5/19	$14,252	$15,354	$15,300
6/19	$15,271	$16,432	$16,409
7/19	$15,590	$16,687	$16,754
8/19	$15,265	$16,382	$16,410
9/19	$15,509	$16,665	$16,684
10/19	$15,859	$17,019	$17,071
11/19	$16,510	$17,662	$17,782
12/19	$16,968	$18,172	$18,287
1/20	$17,025	$18,191	$18,357
2/20	$15,698	$16,705	$16,926
3/20	$13,860	$14,497	$14,929
4/20	$15,660	$16,413	$16,893
5/20	$16,558	$17,279	$17,871
6/20	$17,000	$17,661	$18,363
7/20	$18,061	$18,695	$19,520
8/20	$19,432	$20,068	$21,014
9/20	$18,794	$19,334	$20,333
10/20	$18,390	$18,868	$19,906
11/20	$20,449	$21,090	$22,155
12/20	$21,348	$21,981	$23,147
1/21	$21,195	$21,800	$22,997
2/21	$21,749	$22,432	$23,607
3/21	$22,424	$23,281	$24,352
4/21	$23,614	$24,534	$25,666
5/21	$23,614	$24,651	$25,680
6/21	$24,257	$25,268	$26,395
7/21	$24,862	$25,793	$27,072
8/21	$25,620	$26,540	$27,917
9/21	$24,385	$25,321	$26,576
10/21	$26,110	$27,078	$28,477
11/21	$25,824	$26,714	$28,169
12/21	$26,751	$27,796	$29,191
1/22	$24,914	$26,229	$27,191
2/22	$24,202	$25,509	$26,419
3/22	$24,850	$26,370	$27,144
4/22	$22,410	$24,020	$24,476
5/22	$22,294	$23,983	$24,362
6/22	$20,508	$21,975	$22,406
7/22	$22,519	$24,021	$24,621
8/22	$21,562	$23,099	$23,577
9/22	$19,596	$20,962	$21,425
10/22	$21,112	$22,643	$23,096
11/22	$22,320	$23,868	$24,423
12/22	$20,906	$22,480	$22,880
1/23	$22,417	$23,987	$24,556
2/23	$21,937	$23,416	$24,036
3/23	$22,592	$24,157	$24,767
4/23	$22,728	$24,456	$24,925
5/23	$22,942	$24,570	$25,170
6/23	$24,530	$26,230	$26,929
7/23	$25,314	$27,132	$27,801
8/23	$24,860	$26,657	$27,312
9/23	$23,532	$25,404	$25,863
10/23	$22,870	$24,790	$25,144
11/23	$25,172	$27,105	$27,682
12/23	$26,536	$28,444	$29,201
1/24	$26,915	$28,840	$29,629
2/24	$28,313	$30,398	$31,184
3/24	$29,202	$31,372	$32,175
4/24	$27,947	$30,037	$30,803
5/24	$29,235	$31,452	$32,238
6/24	$30,255	$32,493	$33,388
7/24	$30,686	$32,965	$33,875
8/24	$31,320	$33,747	$34,583
9/24	$32,019	$34,468	$35,371
10/24	$31,725	$34,228	$35,064
11/24	$33,823	$36,431	$37,395
12/24	$32,859	$35,415	$36,347
1/25	$33,802	$36,543	$37,411
2/25	$33,045	$35,904	$36,587
3/25	$30,908	$33,826	$34,237
4/25	$30,782	$33,624	$34,105
5/25	$32,740	$35,771	$36,293
6/25	$34,372	$37,582	$38,131
7/25	$35,063	$38,417	$38,910
8/25	$35,766	$39,226	$39,708
9/25	$36,846	$40,586	$40,918

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	15.06%	14.40%	14.47%
Class A with 4.75% Maximum Sales Charge	9.60%	13.30%	13.92%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
35.1%
Financials
14.7%
Industrials
10.5%
Health Care
9.7%
Consumer Discretionary
9.1%
Communication Services
7.8%
Consumer Staples
5.2%
Real Estate
2.9%
Materials
2.6%
Utilities
1.9%
Energy
0.4%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSXAX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class C CSXCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$10,000	$10,000	$10,000
10/15	$10,784	$10,809	$10,806
11/15	$10,801	$10,845	$10,833
12/15	$10,534	$10,650	$10,577
1/16	$9,909	$10,076	$9,958
2/16	$9,890	$10,073	$9,953
3/16	$10,553	$10,775	$10,636
4/16	$10,591	$10,833	$10,682
5/16	$10,767	$11,023	$10,877
6/16	$10,692	$11,048	$10,813
7/16	$11,140	$11,469	$11,279
8/16	$11,178	$11,484	$11,325
9/16	$11,178	$11,493	$11,337
10/16	$10,931	$11,269	$11,098
11/16	$11,354	$11,713	$11,544
12/16	$11,538	$11,933	$11,744
1/17	$11,797	$12,173	$12,023
2/17	$12,244	$12,645	$12,496
3/17	$12,263	$12,653	$12,526
4/17	$12,374	$12,786	$12,658
5/17	$12,529	$12,949	$12,831
6/17	$12,587	$13,040	$12,899
7/17	$12,788	$13,298	$13,125
8/17	$12,808	$13,340	$13,153
9/17	$13,060	$13,624	$13,427
10/17	$13,332	$13,936	$13,720
11/17	$13,721	$14,361	$14,142
12/17	$13,824	$14,521	$14,264
1/18	$14,575	$15,319	$15,057
2/18	$14,101	$14,756	$14,582
3/18	$13,771	$14,421	$14,254
4/18	$13,732	$14,470	$14,230
5/18	$14,022	$14,840	$14,547
6/18	$14,048	$14,936	$14,591
7/18	$14,614	$15,451	$15,198
8/18	$15,220	$15,983	$15,848
9/18	$15,253	$16,044	$15,897
10/18	$14,081	$14,909	$14,691
11/18	$14,441	$15,212	$15,087
12/18	$13,121	$13,827	$13,713
1/19	$14,209	$14,985	$14,877
2/19	$14,740	$15,493	$15,450
3/19	$14,944	$15,763	$15,680
4/19	$15,550	$16,399	$16,344
5/19	$14,550	$15,354	$15,300
6/19	$15,584	$16,432	$16,409
7/19	$15,897	$16,687	$16,754
8/19	$15,550	$16,382	$16,410
9/19	$15,795	$16,665	$16,684
10/19	$16,135	$17,019	$17,071
11/19	$16,789	$17,662	$17,782
12/19	$17,246	$18,172	$18,287
1/20	$17,293	$18,191	$18,357
2/20	$15,934	$16,705	$16,926
3/20	$14,063	$14,497	$14,929
4/20	$15,880	$16,413	$16,893
5/20	$16,774	$17,279	$17,871
6/20	$17,212	$17,661	$18,363
7/20	$18,277	$18,695	$19,520
8/20	$19,650	$20,068	$21,014
9/20	$19,001	$19,334	$20,333
10/20	$18,578	$18,868	$19,906
11/20	$20,640	$21,090	$22,155
12/20	$21,535	$21,981	$23,147
1/21	$21,371	$21,800	$22,997
2/21	$21,911	$22,432	$23,607
3/21	$22,581	$23,281	$24,352
4/21	$23,764	$24,534	$25,666
5/21	$23,750	$24,651	$25,680
6/21	$24,379	$25,268	$26,395
7/21	$24,974	$25,793	$27,072
8/21	$25,719	$26,540	$27,917
9/21	$24,461	$25,321	$26,576
10/21	$26,184	$27,078	$28,477
11/21	$25,876	$26,714	$28,169
12/21	$26,785	$27,796	$29,191
1/22	$24,934	$26,229	$27,191
2/22	$24,200	$25,509	$26,419
3/22	$24,838	$26,370	$27,144
4/22	$22,383	$24,020	$24,476
5/22	$22,253	$23,983	$24,362
6/22	$20,457	$21,975	$22,406
7/22	$22,445	$24,021	$24,621
8/22	$21,478	$23,099	$23,577
9/22	$19,511	$20,962	$21,425
10/22	$21,012	$22,643	$23,096
11/22	$22,191	$23,868	$24,423
12/22	$20,776	$22,480	$22,880
1/23	$22,265	$23,987	$24,556
2/23	$21,771	$23,416	$24,036
3/23	$22,409	$24,157	$24,767
4/23	$22,533	$24,456	$24,925
5/23	$22,732	$24,570	$25,170
6/23	$24,290	$26,230	$26,929
7/23	$25,052	$27,132	$27,801
8/23	$24,585	$26,657	$27,312
9/23	$23,260	$25,404	$25,863
10/23	$22,588	$24,790	$25,144
11/23	$24,846	$27,105	$27,682
12/23	$26,178	$28,444	$29,201
1/24	$26,535	$28,840	$29,629
2/24	$27,897	$30,398	$31,184
3/24	$28,749	$31,372	$32,175
4/24	$27,498	$30,037	$30,803
5/24	$28,749	$31,452	$32,238
6/24	$29,732	$32,493	$33,388
7/24	$30,138	$32,965	$33,875
8/24	$30,736	$33,747	$34,583
9/24	$31,403	$34,468	$35,371
10/24	$31,101	$34,228	$35,064
11/24	$33,129	$36,431	$37,395
12/24	$32,170	$35,415	$36,347
1/25	$33,073	$36,543	$37,411
2/25	$32,316	$35,904	$36,587
3/25	$30,205	$33,826	$34,237
4/25	$30,060	$33,624	$34,105
5/25	$31,955	$35,771	$36,293
6/25	$33,531	$37,582	$38,131
7/25	$34,183	$38,417	$38,910
8/25	$34,850	$39,226	$39,708
9/25	$36,416	$40,586	$40,918

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.22%	13.54%	13.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.22%	13.54%	13.78%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSXCX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class I CISIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,056,655	$1,064,969	$1,057,713
3/16	$1,061,349	$1,077,472	$1,063,558
6/16	$1,078,363	$1,104,799	$1,081,261
9/16	$1,129,993	$1,149,318	$1,133,732
12/16	$1,169,771	$1,193,338	$1,174,359
3/17	$1,246,458	$1,265,254	$1,252,639
6/17	$1,282,975	$1,303,991	$1,289,920
9/17	$1,335,317	$1,362,381	$1,342,695
12/17	$1,417,532	$1,452,139	$1,426,394
3/18	$1,415,661	$1,442,119	$1,425,395
6/18	$1,448,700	$1,493,554	$1,459,148
9/18	$1,576,490	$1,604,408	$1,589,671
12/18	$1,359,869	$1,382,667	$1,371,264
3/19	$1,553,025	$1,576,250	$1,568,006
6/19	$1,623,675	$1,643,195	$1,640,872
9/19	$1,650,251	$1,666,545	$1,668,439
12/19	$1,806,176	$1,817,186	$1,828,744
3/20	$1,476,290	$1,449,737	$1,492,949
6/20	$1,811,422	$1,766,118	$1,836,278
9/20	$2,004,238	$1,933,411	$2,033,259
12/20	$2,277,780	$2,198,128	$2,314,659
3/21	$2,394,318	$2,328,093	$2,435,236
6/21	$2,591,637	$2,526,829	$2,639,450
9/21	$2,606,867	$2,532,065	$2,657,594
12/21	$2,861,347	$2,779,642	$2,919,114
3/22	$2,659,929	$2,637,031	$2,714,433
6/22	$2,196,198	$2,197,455	$2,240,606
9/22	$2,099,838	$2,096,164	$2,142,469
12/22	$2,241,643	$2,247,982	$2,287,960
3/23	$2,424,385	$2,415,692	$2,476,651
6/23	$2,634,201	$2,622,958	$2,692,885
9/23	$2,528,616	$2,540,418	$2,586,322
12/23	$2,852,681	$2,844,355	$2,920,117
3/24	$3,141,231	$3,137,210	$3,217,451
6/24	$3,256,788	$3,249,253	$3,338,773
9/24	$3,448,243	$3,446,835	$3,537,053
12/24	$3,541,593	$3,541,535	$3,634,704
3/25	$3,333,632	$3,382,565	$3,423,690
6/25	$3,709,213	$3,758,231	$3,813,105
9/25	$3,978,380	$4,058,591	$4,091,839

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	15.37%	14.69%	14.79%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%
Footnote	Description
Footnote[1]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CISIX-TSR-AR

Calvert US Large-Cap Core Responsible Index Fund

Class R6 CSXRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,400,982	$5,404,543	$5,403,145
11/15	$5,411,893	$5,422,396	$5,416,304
12/15	$5,283,277	$5,324,845	$5,288,563
1/16	$4,972,323	$5,038,240	$4,979,127
2/16	$4,969,390	$5,036,511	$4,976,369
3/16	$5,306,745	$5,387,359	$5,317,792
4/16	$5,330,213	$5,416,656	$5,341,181
5/16	$5,427,019	$5,511,512	$5,438,255
6/16	$5,391,817	$5,523,993	$5,406,305
7/16	$5,623,566	$5,734,426	$5,639,388
8/16	$5,647,034	$5,742,045	$5,662,495
9/16	$5,649,967	$5,746,589	$5,668,658
10/16	$5,532,626	$5,634,530	$5,548,942
11/16	$5,752,641	$5,856,664	$5,772,134
12/16	$5,848,857	$5,966,692	$5,871,797
1/17	$5,985,797	$6,086,674	$6,011,408
2/17	$6,220,116	$6,322,277	$6,247,802
3/17	$6,232,289	$6,326,272	$6,263,194
4/17	$6,299,237	$6,393,155	$6,328,867
5/17	$6,381,401	$6,474,746	$6,415,474
6/17	$6,414,875	$6,519,955	$6,449,598
7/17	$6,527,471	$6,649,073	$6,562,271
8/17	$6,539,643	$6,669,871	$6,576,489
9/17	$6,676,583	$6,811,907	$6,713,473
10/17	$6,819,609	$6,968,145	$6,860,237
11/17	$7,026,541	$7,180,646	$7,071,098
12/17	$7,084,248	$7,260,696	$7,131,969
1/18	$7,476,952	$7,659,259	$7,528,386
2/18	$7,240,083	$7,378,062	$7,291,029
3/18	$7,074,898	$7,210,597	$7,126,976
4/18	$7,062,432	$7,235,104	$7,115,159
5/18	$7,218,266	$7,419,788	$7,273,673
6/18	$7,240,083	$7,467,769	$7,295,738
7/18	$7,536,169	$7,725,493	$7,599,227
8/18	$7,857,189	$7,991,693	$7,923,950
9/18	$7,879,006	$8,022,039	$7,948,353
10/18	$7,280,600	$7,454,373	$7,345,622
11/18	$7,474,584	$7,606,074	$7,543,527
12/18	$6,796,846	$6,913,336	$6,856,322
1/19	$7,370,816	$7,492,696	$7,438,281
2/19	$7,649,694	$7,746,388	$7,724,875
3/19	$7,763,191	$7,881,249	$7,840,030
4/19	$8,084,225	$8,199,526	$8,171,862
5/19	$7,571,868	$7,677,017	$7,650,096
6/19	$8,116,653	$8,215,976	$8,204,358
7/19	$8,285,277	$8,343,569	$8,377,214
8/19	$8,113,410	$8,190,752	$8,204,974
9/19	$8,249,606	$8,332,726	$8,342,193
10/19	$8,434,444	$8,509,326	$8,535,359
11/19	$8,781,421	$8,830,906	$8,891,040
12/19	$9,029,545	$9,085,930	$9,143,722
1/20	$9,062,368	$9,095,737	$9,178,527
2/20	$8,356,678	$8,352,459	$8,462,887
3/20	$7,381,842	$7,248,687	$7,464,746
4/20	$8,343,549	$8,206,548	$8,446,639
5/20	$8,822,762	$8,639,537	$8,935,292
6/20	$9,059,085	$8,830,590	$9,181,389
7/20	$9,626,919	$9,347,674	$9,760,055
8/20	$10,362,150	$10,033,766	$10,507,176
9/20	$10,027,357	$9,667,054	$10,166,297
10/20	$9,814,009	$9,433,935	$9,952,851
11/20	$10,910,290	$10,544,848	$11,077,656
12/20	$11,393,528	$10,990,639	$11,573,296
1/21	$11,317,284	$10,900,120	$11,498,393
2/21	$11,612,316	$11,216,012	$11,803,605
3/21	$11,976,962	$11,640,463	$12,176,181
4/21	$12,616,750	$12,267,076	$12,833,135
5/21	$12,620,065	$12,325,308	$12,839,782
6/21	$12,968,136	$12,634,146	$13,197,248
7/21	$13,293,002	$12,896,605	$13,535,881
8/21	$13,704,058	$13,269,863	$13,958,432
9/21	$13,047,695	$12,660,324	$13,287,969
10/21	$13,972,570	$13,538,789	$14,238,410
11/21	$13,823,396	$13,357,173	$14,084,635
12/21	$14,321,344	$13,898,211	$14,595,569
1/22	$13,342,679	$13,114,626	$13,595,274
2/22	$12,963,950	$12,754,743	$13,209,588
3/22	$13,315,867	$13,185,155	$13,572,163
4/22	$12,008,747	$12,009,824	$12,237,851
5/22	$11,948,418	$11,991,569	$12,181,012
6/22	$10,993,215	$10,987,274	$11,203,028
7/22	$12,075,778	$12,010,624	$12,310,477
8/22	$11,566,337	$11,549,460	$11,788,649
9/22	$10,513,938	$10,480,818	$10,712,343
10/22	$11,331,726	$11,321,382	$11,548,246
11/22	$11,981,934	$11,933,842	$12,211,663
12/22	$11,226,282	$11,239,911	$11,439,800
1/23	$12,040,764	$11,993,488	$12,278,103
2/23	$11,786,238	$11,708,096	$12,017,758
3/23	$12,139,181	$12,078,461	$12,383,256
4/23	$12,217,235	$12,228,125	$12,462,252
5/23	$12,336,014	$12,285,080	$12,584,946
6/23	$13,191,220	$13,114,788	$13,464,424
7/23	$13,618,823	$13,565,783	$13,900,547
8/23	$13,374,479	$13,328,477	$13,655,959
9/23	$12,665,200	$12,702,089	$12,931,611
10/23	$12,312,258	$12,395,090	$12,572,144
11/23	$13,554,344	$13,552,734	$13,841,216
12/23	$14,292,539	$14,221,775	$14,600,585
1/24	$14,501,815	$14,420,111	$14,814,707
2/24	$15,256,582	$15,198,817	$15,592,232
3/24	$15,740,319	$15,686,048	$16,087,256
4/24	$15,067,890	$15,018,570	$15,401,621
5/24	$15,764,334	$15,725,790	$16,118,922
6/24	$16,320,117	$16,246,265	$16,693,865
7/24	$16,556,839	$16,482,694	$16,937,530
8/24	$16,903,346	$16,873,390	$17,291,611
9/24	$17,284,160	$17,234,173	$17,685,266
10/24	$17,129,776	$17,113,754	$17,531,983
11/24	$18,265,357	$18,215,520	$18,697,563
12/24	$17,751,640	$17,707,677	$18,173,520
1/25	$18,264,916	$18,271,343	$18,705,441
2/25	$17,859,882	$17,951,758	$18,293,722
3/25	$16,711,123	$16,912,825	$17,118,448
4/25	$16,644,782	$16,812,170	$17,052,654
5/25	$17,706,249	$17,885,414	$18,146,408
6/25	$18,596,624	$18,791,153	$19,065,523
7/25	$18,973,724	$19,208,720	$19,455,116
8/25	$19,361,299	$19,613,020	$19,853,942
9/25	$19,947,900	$20,292,953	$20,459,197

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	15.41%	14.74%	14.83%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference2	15.68%	15.00%	15.12%
Footnote	Description
Footnote[1]	Class R6 performance prior to 10/3/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of large companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization, excluding business development companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSXRX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class A CGJAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,347	$10,844	$10,861	$10,874
11/15	$10,372	$10,876	$10,892	$10,911
12/15	$10,165	$10,704	$10,732	$10,694
1/16	$9,521	$10,173	$10,133	$10,021
2/16	$9,501	$10,159	$10,128	$10,002
3/16	$10,129	$10,849	$10,811	$10,671
4/16	$10,062	$10,891	$10,713	$10,605
5/16	$10,278	$11,086	$10,921	$10,841
6/16	$10,139	$11,115	$10,878	$10,702
7/16	$10,648	$11,525	$11,391	$11,243
8/16	$10,623	$11,541	$11,335	$11,221
9/16	$10,633	$11,543	$11,376	$11,233
10/16	$10,304	$11,332	$11,109	$10,891
11/16	$10,484	$11,752	$11,351	$11,087
12/16	$10,575	$11,984	$11,491	$11,189
1/17	$10,958	$12,212	$11,878	$11,607
2/17	$11,378	$12,697	$12,372	$12,053
3/17	$11,492	$12,711	$12,515	$12,180
4/17	$11,778	$12,842	$12,801	$12,489
5/17	$12,047	$13,023	$13,134	$12,781
6/17	$12,068	$13,104	$13,099	$12,808
7/17	$12,317	$13,373	$13,447	$13,081
8/17	$12,473	$13,414	$13,694	$13,251
9/17	$12,628	$13,691	$13,872	$13,418
10/17	$13,028	$14,011	$14,410	$13,848
11/17	$13,359	$14,440	$14,847	$14,218
12/17	$13,428	$14,601	$14,963	$14,295
1/18	$14,355	$15,437	$16,023	$15,297
2/18	$14,016	$14,868	$15,603	$14,939
3/18	$13,651	$14,490	$15,175	$14,559
4/18	$13,614	$14,546	$15,228	$14,521
5/18	$14,191	$14,896	$15,895	$15,146
6/18	$14,318	$14,988	$16,048	$15,293
7/18	$14,847	$15,545	$16,519	$15,869
8/18	$15,678	$16,052	$17,423	$16,772
9/18	$15,789	$16,143	$17,520	$16,900
10/18	$14,386	$15,040	$15,953	$15,405
11/18	$14,681	$15,346	$16,123	$15,723
12/18	$13,479	$13,961	$14,736	$14,439
1/19	$14,548	$15,079	$16,061	$15,592
2/19	$15,193	$15,564	$16,636	$16,291
3/19	$15,627	$15,866	$17,109	$16,767
4/19	$16,234	$16,508	$17,882	$17,430
5/19	$15,165	$15,459	$16,752	$16,286
6/19	$16,284	$16,549	$17,903	$17,500
7/19	$16,635	$16,787	$18,307	$17,887
8/19	$16,484	$16,521	$18,167	$17,733
9/19	$16,501	$16,830	$18,169	$17,761
10/19	$16,924	$17,195	$18,682	$18,220
11/19	$17,664	$17,819	$19,510	$19,022
12/19	$18,199	$18,356	$20,099	$19,607
1/20	$18,640	$18,349	$20,548	$20,087
2/20	$17,431	$16,839	$19,149	$18,787
3/20	$15,759	$14,759	$17,265	$16,995
4/20	$18,024	$16,651	$19,820	$19,457
5/20	$19,239	$17,444	$21,150	$20,790
6/20	$20,018	$17,791	$22,071	$21,644
7/20	$21,464	$18,794	$23,770	$23,218
8/20	$23,419	$20,145	$26,222	$25,361
9/20	$22,464	$19,380	$24,989	$24,303
10/20	$21,792	$18,864	$24,140	$23,582
11/20	$24,006	$20,929	$26,612	$26,003
12/20	$25,166	$21,734	$27,836	$27,274
1/21	$25,016	$21,514	$27,630	$27,125
2/21	$25,258	$22,108	$27,623	$27,390
3/21	$25,619	$23,076	$28,098	$27,797
4/21	$27,135	$24,307	$30,010	$29,481
5/21	$26,791	$24,477	$29,595	$29,119
6/21	$28,214	$25,049	$31,451	$30,690
7/21	$29,162	$25,644	$32,488	$31,770
8/21	$30,132	$26,423	$33,702	$32,847
9/21	$28,542	$25,194	$31,815	$31,118
10/21	$30,884	$26,960	$34,571	$33,686
11/21	$30,815	$26,773	$34,782	$33,648
12/21	$31,656	$27,973	$35,517	$34,549
1/22	$28,923	$26,525	$32,469	$31,581
2/22	$27,971	$25,731	$31,090	$30,531
3/22	$28,935	$26,686	$32,306	$31,619
4/22	$25,623	$24,359	$28,405	$27,955
5/22	$25,238	$24,404	$27,744	$27,507
6/22	$23,234	$22,389	$25,547	$25,373
7/22	$25,892	$24,454	$28,613	$28,344
8/22	$24,566	$23,457	$27,280	$26,888
9/22	$22,300	$21,296	$24,628	$24,399
10/22	$23,649	$23,020	$26,067	$25,877
11/22	$24,875	$24,307	$27,255	$27,231
12/22	$23,104	$22,907	$25,169	$25,298
1/23	$24,955	$24,346	$27,266	$27,340
2/23	$24,492	$23,752	$26,943	$26,844
3/23	$26,057	$24,624	$28,784	$28,569
4/23	$26,221	$25,008	$29,068	$28,770
5/23	$27,100	$25,117	$30,393	$29,768
6/23	$28,992	$26,776	$32,472	$31,841
7/23	$29,813	$27,637	$33,566	$32,758
8/23	$29,537	$27,197	$33,264	$32,462
9/23	$27,815	$25,900	$31,455	$30,582
10/23	$27,135	$25,355	$31,007	$29,845
11/23	$30,035	$27,671	$34,387	$33,036
12/23	$31,501	$28,928	$35,910	$34,659
1/24	$32,142	$29,414	$36,806	$35,383
2/24	$34,065	$30,985	$39,317	$37,503
3/24	$34,835	$31,982	$40,009	$38,365
4/24	$33,371	$30,675	$38,312	$36,793
5/24	$35,094	$32,196	$40,606	$38,733
6/24	$36,846	$33,352	$43,344	$40,785
7/24	$36,940	$33,758	$42,606	$40,713
8/24	$37,663	$34,577	$43,494	$41,485
9/24	$38,581	$35,315	$44,726	$42,504
10/24	$38,193	$34,995	$44,578	$42,097
11/24	$40,645	$37,049	$47,469	$44,747
12/24	$40,136	$36,166	$47,888	$44,335
1/25	$40,944	$37,173	$48,836	$45,174
2/25	$39,675	$36,688	$47,081	$43,694
3/25	$36,772	$34,621	$43,115	$40,469
4/25	$36,951	$34,386	$43,879	$40,689
5/25	$39,639	$36,550	$47,761	$43,696
6/25	$41,758	$38,409	$50,806	$46,094
7/25	$42,913	$39,271	$52,724	$47,480
8/25	$43,392	$40,067	$53,314	$48,007
9/25	$44,842	$41,530	$56,146	$49,769

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	16.26%	14.82%	16.74%
Class A with 4.75% Maximum Sales Charge	10.74%	13.71%	16.18%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference1	17.09%	15.41%	17.39%
Footnote	Description
Footnote[1]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
44.8%
Industrials
11.0%
Consumer Discretionary
10.5%
Financials
9.0%
Health Care
8.2%
Communication Services
6.9%
Consumer Staples
4.6%
Materials
2.2%
Real Estate
1.9%
Utilities
0.6%
Short-Term Investments
0.3%
Energy
0.0%*

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGJAX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class I CGJIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,067,773	$1,070,426	$1,073,171	$1,069,430
3/16	$1,065,073	$1,084,853	$1,081,133	$1,067,089
6/16	$1,067,233	$1,111,489	$1,087,775	$1,070,220
9/16	$1,120,163	$1,154,304	$1,137,606	$1,123,270
12/16	$1,115,179	$1,198,448	$1,149,114	$1,118,905
3/17	$1,212,935	$1,271,147	$1,251,485	$1,218,018
6/17	$1,274,646	$1,310,402	$1,309,932	$1,280,821
9/17	$1,335,266	$1,369,113	$1,387,205	$1,341,770
12/17	$1,420,675	$1,460,088	$1,496,290	$1,429,459
3/18	$1,445,785	$1,449,004	$1,517,467	$1,455,861
6/18	$1,517,767	$1,498,761	$1,604,818	$1,529,251
9/18	$1,675,124	$1,614,326	$1,751,989	$1,690,045
12/18	$1,431,531	$1,396,072	$1,473,641	$1,443,867
3/19	$1,660,717	$1,586,608	$1,710,917	$1,676,722
6/19	$1,731,235	$1,654,893	$1,790,298	$1,749,976
9/19	$1,755,917	$1,682,998	$1,816,929	$1,776,067
12/19	$1,937,129	$1,835,645	$2,009,893	$1,960,655
3/20	$1,678,327	$1,475,896	$1,726,509	$1,699,516
6/20	$2,133,770	$1,779,093	$2,207,141	$2,164,380
9/20	$2,395,561	$1,937,956	$2,498,864	$2,430,315
12/20	$2,686,153	$2,173,382	$2,783,561	$2,727,445
3/21	$2,736,054	$2,307,588	$2,809,784	$2,779,740
6/21	$3,015,380	$2,504,859	$3,145,120	$3,069,016
9/21	$3,051,893	$2,519,439	$3,181,487	$3,111,764
12/21	$3,387,524	$2,797,260	$3,551,728	$3,454,928
3/22	$3,097,891	$2,668,628	$3,230,610	$3,161,917
6/22	$2,489,477	$2,238,949	$2,554,674	$2,537,276
9/22	$2,390,865	$2,129,630	$2,462,795	$2,439,884
12/22	$2,478,802	$2,290,652	$2,516,865	$2,529,844
3/23	$2,797,300	$2,462,384	$2,878,426	$2,856,945
6/23	$3,113,928	$2,677,649	$3,247,158	$3,184,137
9/23	$2,989,895	$2,589,999	$3,145,513	$3,058,215
12/23	$3,387,549	$2,892,810	$3,591,016	$3,465,881
3/24	$3,749,113	$3,198,173	$4,000,912	$3,836,506
6/24	$3,967,180	$3,335,176	$4,334,377	$4,078,477
9/24	$4,157,048	$3,531,504	$4,472,608	$4,250,389
12/24	$4,327,699	$3,616,583	$4,788,844	$4,433,546
3/25	$3,967,271	$3,462,077	$4,311,508	$4,046,886
6/25	$4,507,914	$3,840,911	$5,080,619	$4,609,361
9/25	$4,844,697	$4,152,966	$5,614,587	$4,976,883

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.54%	15.12%	17.08%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference1	17.09%	15.41%	17.39%
Footnote	Description
Footnote[1]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGJIX-TSR-AR

Calvert US Large-Cap Growth Responsible Index Fund

Class R6 CLGRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,433,495	$5,421,770	$5,430,529	$5,437,224
11/15	$5,449,650	$5,437,894	$5,445,772	$5,455,708
12/15	$5,338,866	$5,352,128	$5,365,856	$5,347,151
1/16	$5,004,005	$5,086,533	$5,066,294	$5,010,373
2/16	$4,993,204	$5,079,670	$5,064,132	$5,001,193
3/16	$5,325,364	$5,424,266	$5,405,665	$5,335,445
4/16	$5,292,958	$5,445,294	$5,356,302	$5,302,662
5/16	$5,409,079	$5,543,082	$5,460,318	$5,420,351
6/16	$5,336,166	$5,557,444	$5,438,873	$5,351,098
7/16	$5,606,214	$5,762,340	$5,695,598	$5,621,658
8/16	$5,592,712	$5,770,431	$5,667,301	$5,610,386
9/16	$5,600,813	$5,771,522	$5,688,032	$5,616,351
10/16	$5,430,683	$5,666,242	$5,554,460	$5,445,525
11/16	$5,527,900	$5,876,091	$5,675,315	$5,543,601
12/16	$5,575,896	$5,992,239	$5,745,570	$5,594,526
1/17	$5,780,691	$6,105,890	$5,939,188	$5,803,746
2/17	$6,001,870	$6,348,330	$6,185,876	$6,026,733
3/17	$6,064,674	$6,355,735	$6,257,424	$6,090,088
4/17	$6,214,857	$6,421,008	$6,400,532	$6,244,488
5/17	$6,359,579	$6,511,370	$6,566,963	$6,390,718
6/17	$6,373,232	$6,552,011	$6,549,662	$6,404,106
7/17	$6,507,032	$6,686,737	$6,723,747	$6,540,371
8/17	$6,591,681	$6,707,207	$6,847,002	$6,625,370
9/17	$6,676,329	$6,845,564	$6,936,027	$6,708,848
10/17	$6,886,586	$7,005,308	$7,204,778	$6,924,223
11/17	$7,066,806	$7,220,160	$7,423,658	$7,109,019
12/17	$7,103,372	$7,300,438	$7,481,452	$7,147,296
1/18	$7,597,205	$7,718,417	$8,011,334	$7,648,684
2/18	$7,418,644	$7,433,938	$7,801,270	$7,469,624
3/18	$7,228,923	$7,245,018	$7,587,335	$7,279,307
4/18	$7,209,393	$7,272,817	$7,613,842	$7,260,353
5/18	$7,516,294	$7,447,961	$7,947,567	$7,572,901
6/18	$7,588,835	$7,493,803	$8,024,090	$7,646,257
7/18	$7,870,626	$7,772,674	$8,259,649	$7,934,414
8/18	$8,314,238	$8,025,949	$8,711,256	$8,386,111
9/18	$8,375,618	$8,071,632	$8,759,944	$8,450,224
10/18	$7,633,475	$7,519,935	$7,976,569	$7,702,343
11/18	$7,792,322	$7,673,179	$8,061,293	$7,861,268
12/18	$7,157,653	$6,980,361	$7,368,203	$7,219,335
1/19	$7,724,742	$7,539,738	$8,030,503	$7,796,192
2/19	$8,068,521	$7,781,826	$8,317,832	$8,145,249
3/19	$8,303,583	$7,933,040	$8,554,583	$8,383,611
4/19	$8,626,794	$8,254,246	$8,941,078	$8,715,057
5/19	$8,059,706	$7,729,704	$8,376,239	$8,143,050
6/19	$8,656,177	$8,274,465	$8,951,492	$8,749,881
7/19	$8,847,165	$8,393,386	$9,153,624	$8,943,392
8/19	$8,767,832	$8,260,432	$9,083,519	$8,866,548
9/19	$8,779,585	$8,414,989	$9,084,646	$8,880,334
10/19	$9,005,832	$8,597,255	$9,340,757	$9,109,776
11/19	$9,402,500	$8,909,326	$9,755,142	$9,510,794
12/19	$9,685,644	$9,178,227	$10,049,466	$9,803,277
1/20	$9,921,733	$9,174,629	$10,274,123	$10,043,695
2/20	$9,282,200	$8,419,381	$9,574,437	$9,393,292
3/20	$8,391,635	$7,379,479	$8,632,547	$8,497,579
4/20	$9,601,967	$8,325,482	$9,909,914	$9,728,405
5/20	$10,250,465	$8,722,009	$10,575,208	$10,395,102
6/20	$10,668,852	$8,895,465	$11,035,706	$10,821,902
7/20	$11,439,878	$9,397,037	$11,884,783	$11,609,098
8/20	$12,485,844	$10,072,501	$13,111,199	$12,680,474
9/20	$11,977,803	$9,689,779	$12,494,318	$12,151,575
10/20	$11,622,175	$9,432,091	$12,069,987	$11,791,239
11/20	$12,808,599	$10,464,566	$13,305,855	$13,001,530
12/20	$13,430,763	$10,866,909	$13,917,807	$13,637,224
1/21	$13,354,694	$10,757,199	$13,814,831	$13,562,350
2/21	$13,482,490	$11,053,828	$13,811,634	$13,695,118
3/21	$13,680,270	$11,537,938	$14,048,921	$13,898,701
4/21	$14,492,688	$12,153,703	$15,004,790	$14,740,614
5/21	$14,313,165	$12,238,589	$14,797,254	$14,559,414
6/21	$15,076,899	$12,524,296	$15,725,601	$15,345,081
7/21	$15,585,040	$12,821,810	$16,243,858	$15,885,163
8/21	$16,108,396	$13,211,665	$16,851,198	$16,423,319
9/21	$15,259,465	$12,597,194	$15,907,433	$15,558,822
10/21	$16,516,126	$13,479,776	$17,285,264	$16,842,781
11/21	$16,485,699	$13,386,375	$17,390,947	$16,823,969
12/21	$16,937,620	$13,986,300	$17,758,640	$17,274,638
1/22	$15,477,053	$13,262,551	$16,234,504	$15,790,365
2/22	$14,971,591	$12,865,451	$15,544,967	$15,265,651
3/22	$15,486,356	$13,343,139	$16,153,050	$15,809,584
4/22	$13,721,891	$12,179,593	$14,202,380	$13,977,289
5/22	$13,517,226	$12,201,938	$13,872,209	$13,753,262
6/22	$12,447,383	$11,194,744	$12,773,372	$12,686,382
7/22	$13,873,840	$12,226,949	$14,306,446	$14,172,011
8/22	$13,166,814	$11,728,311	$13,639,994	$13,443,815
9/22	$11,954,326	$10,648,150	$12,313,973	$12,199,419
10/22	$12,679,958	$11,510,238	$13,033,705	$12,938,586
11/22	$13,340,469	$12,153,477	$13,627,612	$13,615,673
12/22	$12,394,695	$11,453,260	$12,584,327	$12,649,222
1/23	$13,390,391	$12,172,914	$13,633,199	$13,670,167
2/23	$13,146,929	$11,875,907	$13,471,286	$13,422,041
3/23	$13,986,560	$12,311,922	$14,392,131	$14,284,723
4/23	$14,080,199	$12,504,092	$14,534,126	$14,384,785
5/23	$14,554,637	$12,558,443	$15,196,567	$14,884,014
6/23	$15,575,303	$13,388,246	$16,235,792	$15,920,683
7/23	$16,018,528	$13,818,343	$16,782,772	$16,378,910
8/23	$15,871,827	$13,598,333	$16,632,082	$16,231,017
9/23	$14,954,164	$12,949,993	$15,727,565	$15,291,073
10/23	$14,592,092	$12,677,700	$15,503,643	$14,922,486
11/23	$16,152,744	$13,835,496	$17,193,711	$16,518,213
12/23	$16,945,953	$14,464,051	$17,955,082	$17,329,405
1/24	$17,294,609	$14,707,109	$18,402,911	$17,691,647
2/24	$18,334,296	$15,492,404	$19,658,487	$18,751,589
3/24	$18,752,055	$15,990,865	$20,004,559	$19,182,528
4/24	$17,969,934	$15,337,726	$19,156,050	$18,396,470
5/24	$18,902,826	$16,098,242	$20,302,831	$19,366,322
6/24	$19,848,281	$16,675,880	$21,671,883	$20,392,386
7/24	$19,901,679	$16,878,865	$21,303,235	$20,356,433
8/24	$20,297,451	$17,288,291	$21,746,937	$20,742,597
9/24	$20,796,878	$17,657,519	$22,363,039	$21,251,947
10/24	$20,592,709	$17,497,390	$22,289,034	$21,048,609
11/24	$21,921,373	$18,524,507	$23,734,711	$22,373,281
12/24	$21,652,839	$18,082,916	$23,944,221	$22,167,732
1/25	$22,092,051	$18,586,478	$24,417,844	$22,586,922
2/25	$21,412,394	$18,343,960	$23,540,588	$21,847,073
3/25	$19,851,107	$17,310,382	$21,557,539	$20,234,432
4/25	$19,950,491	$17,193,002	$21,939,340	$20,344,468
5/25	$21,409,188	$18,275,210	$23,880,546	$21,848,184
6/25	$22,560,117	$19,204,553	$25,403,094	$23,046,804
7/25	$23,188,478	$19,635,561	$26,362,116	$23,739,875
8/25	$23,451,365	$20,033,603	$26,656,840	$24,003,423
9/25	$24,246,435	$20,764,832	$28,072,934	$24,884,417

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	16.59%	15.14%	17.09%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	17.09%	15.41%	17.39%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of large growth companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment, selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and growth style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CLGRX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class A CFJAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,208	$10,790	$10,755	$10,738
11/15	$10,219	$10,850	$10,796	$10,756
12/15	$9,933	$10,627	$10,564	$10,458
1/16	$9,386	$10,027	$10,018	$9,887
2/16	$9,370	$10,024	$10,015	$9,895
3/16	$10,024	$10,730	$10,737	$10,594
4/16	$10,169	$10,796	$10,962	$10,754
5/16	$10,309	$10,990	$11,132	$10,906
6/16	$10,309	$11,012	$11,229	$10,909
7/16	$10,663	$11,449	$11,555	$11,294
8/16	$10,776	$11,478	$11,644	$11,416
9/16	$10,786	$11,496	$11,620	$11,429
10/16	$10,657	$11,248	$11,440	$11,301
11/16	$11,328	$11,751	$12,093	$12,019
12/16	$11,600	$11,980	$12,395	$12,314
1/17	$11,704	$12,206	$12,484	$12,457
2/17	$12,163	$12,660	$12,932	$12,951
3/17	$12,097	$12,668	$12,800	$12,887
4/17	$12,059	$12,803	$12,776	$12,849
5/17	$12,097	$12,934	$12,764	$12,902
6/17	$12,201	$13,050	$12,973	$13,018
7/17	$12,360	$13,296	$13,145	$13,193
8/17	$12,218	$13,322	$12,992	$13,052
9/17	$12,589	$13,647	$13,377	$13,457
10/17	$12,704	$13,945	$13,474	$13,588
11/17	$13,158	$14,368	$13,886	$14,083
12/17	$13,306	$14,512	$14,089	$14,249
1/18	$13,836	$15,277	$14,634	$14,826
2/18	$13,312	$14,714	$13,935	$14,222
3/18	$13,049	$14,418	$13,690	$13,948
4/18	$13,043	$14,473	$13,735	$13,950
5/18	$13,038	$14,882	$13,817	$13,957
6/18	$12,956	$14,979	$13,851	$13,877
7/18	$13,510	$15,476	$14,399	$14,476
8/18	$13,831	$16,020	$14,612	$14,822
9/18	$13,761	$16,046	$14,641	$14,748
10/18	$12,921	$14,865	$13,883	$13,848
11/18	$13,355	$15,162	$14,297	$14,321
12/18	$11,927	$13,751	$12,924	$12,787
1/19	$13,063	$14,931	$13,930	$14,022
2/19	$13,470	$15,457	$14,375	$14,465
3/19	$13,348	$15,682	$14,467	$14,340
4/19	$13,998	$16,309	$14,980	$15,046
5/19	$13,093	$15,253	$14,017	$14,076
6/19	$13,986	$16,325	$15,023	$15,046
7/19	$14,253	$16,567	$15,147	$15,344
8/19	$13,658	$16,229	$14,702	$14,706
9/19	$14,199	$16,514	$15,227	$15,295
10/19	$14,460	$16,870	$15,439	$15,582
11/19	$15,031	$17,511	$15,917	$16,212
12/19	$15,394	$18,017	$16,355	$16,611
1/20	$14,979	$17,997	$16,003	$16,170
2/20	$13,517	$16,524	$14,453	$14,583
3/20	$11,386	$14,251	$11,983	$12,251
4/20	$12,656	$16,139	$13,330	$13,620
5/20	$13,164	$17,002	$13,787	$14,167
6/20	$13,238	$17,390	$13,695	$14,253
7/20	$13,796	$18,378	$14,237	$14,862
8/20	$14,434	$19,709	$14,826	$15,565
9/20	$14,248	$18,992	$14,461	$15,367
10/20	$14,223	$18,582	$14,271	$15,346
11/20	$16,143	$20,842	$16,191	$17,449
12/20	$16,742	$21,780	$16,812	$18,106
1/21	$16,610	$21,683	$16,658	$17,972
2/21	$17,598	$22,361	$17,664	$19,057
3/21	$18,656	$23,162	$18,704	$20,219
4/21	$19,430	$24,356	$19,452	$21,071
5/21	$19,865	$24,467	$19,906	$21,561
6/21	$19,506	$25,071	$19,678	$21,183
7/21	$19,619	$25,495	$19,835	$21,315
8/21	$20,117	$26,222	$20,229	$21,858
9/21	$19,342	$25,045	$19,525	$21,024
10/21	$20,299	$26,739	$20,516	$22,087
11/21	$19,682	$26,332	$19,793	$21,416
12/21	$20,767	$27,369	$21,042	$22,615
1/22	$20,052	$25,759	$20,552	$21,851
2/22	$19,692	$25,110	$20,313	$21,465
3/22	$19,901	$25,924	$20,886	$21,714
4/22	$18,623	$23,598	$19,708	$20,298
5/22	$18,852	$23,566	$20,091	$20,578
6/22	$17,240	$21,595	$18,336	$18,811
7/22	$18,322	$23,621	$19,552	$20,004
8/22	$17,882	$22,739	$18,969	$19,538
9/22	$16,296	$20,630	$17,306	$17,798
10/22	$18,092	$22,322	$19,080	$19,780
11/22	$19,259	$23,487	$20,273	$21,071
12/22	$18,301	$22,112	$19,456	$20,024
1/23	$19,442	$23,635	$20,464	$21,282
2/23	$18,922	$23,083	$19,742	$20,719
3/23	$18,188	$23,700	$19,651	$19,918
4/23	$18,261	$23,952	$19,947	$20,008
5/23	$17,467	$24,046	$19,178	$19,145
6/23	$18,688	$25,688	$20,452	$20,494
7/23	$19,449	$26,608	$21,171	$21,338
8/23	$18,708	$26,095	$20,600	$20,525
9/23	$17,947	$24,852	$19,805	$19,691
10/23	$17,260	$24,193	$19,106	$18,948
11/23	$18,742	$26,449	$20,548	$20,585
12/23	$20,045	$27,852	$21,686	$22,026
1/24	$19,997	$28,160	$21,708	$21,988
2/24	$20,629	$29,685	$22,509	$22,689
3/24	$21,730	$30,642	$23,634	$23,917
4/24	$20,670	$29,294	$22,625	$22,756
5/24	$21,316	$30,678	$23,342	$23,487
6/24	$21,057	$31,628	$23,122	$23,209
7/24	$22,213	$32,216	$24,304	$24,495
8/24	$22,784	$32,917	$24,956	$25,135
9/24	$23,219	$33,598	$25,303	$25,629
10/24	$23,022	$33,351	$25,024	$25,426
11/24	$24,673	$35,570	$26,622	$27,269
12/24	$22,924	$34,483	$24,802	$25,339
1/25	$24,105	$35,571	$25,949	$26,659
2/25	$24,169	$34,890	$26,055	$26,740
3/25	$23,155	$32,854	$25,331	$25,622
4/25	$22,579	$32,634	$24,559	$25,002
5/25	$23,493	$34,703	$25,422	$26,032
6/25	$24,414	$36,466	$26,291	$27,067
7/25	$24,299	$37,269	$26,442	$26,949
8/25	$25,314	$38,131	$27,284	$28,094
9/25	$25,724	$39,447	$27,692	$28,561

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	10.79%	12.54%	10.44%
Class A with 4.75% Maximum Sales Charge	5.54%	11.44%	9.90%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference1	11.44%	13.19%	11.06%
Footnote	Description
Footnote[1]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
29.1%
Health Care
14.2%
Industrials
10.7%
Information Technology
8.5%
Consumer Staples
7.8%
Real Estate
6.7%
Consumer Discretionary
6.3%
Utilities
5.9%
Communication Services
5.8%
Materials
3.9%
Energy
0.7%
Short-Term Investments
0.4%

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFJAX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class I CFJIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,043,100	$1,062,697	$1,056,352	$1,045,806
3/16	$1,053,796	$1,072,987	$1,073,659	$1,059,423
6/16	$1,084,757	$1,101,212	$1,122,866	$1,090,883
9/16	$1,135,983	$1,149,640	$1,161,951	$1,142,855
12/16	$1,222,562	$1,198,033	$1,239,528	$1,231,358
3/17	$1,276,092	$1,266,839	$1,280,044	$1,288,744
6/17	$1,288,179	$1,305,041	$1,297,255	$1,301,755
9/17	$1,330,773	$1,364,699	$1,337,663	$1,345,667
12/17	$1,407,855	$1,451,185	$1,408,904	$1,424,902
3/18	$1,382,034	$1,441,831	$1,368,984	$1,394,754
6/18	$1,373,427	$1,497,902	$1,385,079	$1,387,748
9/18	$1,459,497	$1,604,611	$1,464,079	$1,474,793
12/18	$1,266,182	$1,375,116	$1,292,426	$1,278,738
3/19	$1,418,278	$1,568,230	$1,446,670	$1,434,000
6/19	$1,486,945	$1,632,451	$1,502,287	$1,504,566
9/19	$1,510,048	$1,651,428	$1,522,651	$1,529,511
12/19	$1,638,235	$1,801,664	$1,635,453	$1,661,078
3/20	$1,212,438	$1,425,122	$1,198,297	$1,225,056
6/20	$1,410,575	$1,739,042	$1,369,541	$1,425,346
9/20	$1,519,485	$1,899,164	$1,446,136	$1,536,651
12/20	$1,786,224	$2,177,992	$1,681,175	$1,810,594
3/21	$1,992,122	$2,316,228	$1,870,391	$2,021,898
6/21	$2,084,374	$2,507,080	$1,967,804	$2,118,339
9/21	$2,066,993	$2,504,530	$1,952,456	$2,102,423
12/21	$2,220,974	$2,736,889	$2,104,165	$2,261,461
3/22	$2,130,322	$2,592,424	$2,088,644	$2,171,409
6/22	$1,845,814	$2,159,459	$1,833,605	$1,881,080
9/22	$1,746,097	$2,063,048	$1,730,603	$1,779,828
12/22	$1,961,981	$2,211,217	$1,945,556	$2,002,409
3/23	$1,952,021	$2,369,989	$1,965,130	$1,991,817
6/23	$2,006,797	$2,568,755	$2,045,200	$2,049,433
9/23	$1,927,834	$2,485,172	$1,980,472	$1,969,122
12/23	$2,154,668	$2,785,179	$2,168,569	$2,202,564
3/24	$2,337,673	$3,064,235	$2,363,428	$2,391,741
6/24	$2,266,504	$3,162,781	$2,312,237	$2,320,940
9/24	$2,500,344	$3,359,795	$2,530,278	$2,562,892
12/24	$2,470,501	$3,448,268	$2,480,156	$2,533,851
3/25	$2,496,692	$3,285,442	$2,533,126	$2,562,235
6/25	$2,633,814	$3,646,553	$2,629,058	$2,706,736
9/25	$2,777,098	$3,944,702	$2,769,181	$2,856,056

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.07%	12.81%	10.74%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference1	11.44%	13.19%	11.06%
Footnote	Description
Footnote[1]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFJIX-TSR-AR

Calvert US Large-Cap Value Responsible Index Fund

Class R6 CLVRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,358,142	$5,394,926	$5,377,265	$5,369,039
11/15	$5,366,536	$5,424,833	$5,397,845	$5,378,188
12/15	$5,215,502	$5,313,486	$5,281,761	$5,229,029
1/16	$4,931,224	$5,013,671	$5,008,839	$4,943,359
2/16	$4,922,781	$5,012,057	$5,007,574	$4,947,258
3/16	$5,268,980	$5,364,936	$5,368,295	$5,297,117
4/16	$5,347,789	$5,398,185	$5,481,064	$5,376,809
5/16	$5,420,969	$5,494,761	$5,566,196	$5,452,841
6/16	$5,423,784	$5,506,059	$5,614,329	$5,454,414
7/16	$5,612,364	$5,724,578	$5,777,344	$5,646,806
8/16	$5,674,286	$5,739,180	$5,821,890	$5,707,926
9/16	$5,679,915	$5,748,202	$5,809,756	$5,714,274
10/16	$5,615,178	$5,623,837	$5,719,840	$5,650,372
11/16	$5,969,821	$5,875,515	$6,046,526	$6,009,741
12/16	$6,112,808	$5,990,165	$6,197,642	$6,156,788
1/17	$6,170,367	$6,102,911	$6,241,795	$6,228,563
2/17	$6,412,116	$6,329,888	$6,466,087	$6,475,508
3/17	$6,380,459	$6,334,195	$6,400,218	$6,443,719
4/17	$6,363,191	$6,401,336	$6,388,208	$6,424,570
5/17	$6,386,215	$6,466,847	$6,381,946	$6,451,209
6/17	$6,440,896	$6,525,207	$6,486,274	$6,508,773
7/17	$6,527,235	$6,648,239	$6,572,480	$6,596,468
8/17	$6,455,286	$6,661,048	$6,495,921	$6,525,946
9/17	$6,653,866	$6,823,497	$6,688,315	$6,728,336
10/17	$6,717,181	$6,972,400	$6,736,877	$6,793,966
11/17	$6,958,931	$7,184,118	$6,943,170	$7,041,451
12/17	$7,039,274	$7,255,923	$7,044,522	$7,124,511
1/18	$7,319,000	$7,638,387	$7,316,875	$7,413,190
2/18	$7,045,422	$7,356,839	$6,967,486	$7,111,234
3/18	$6,910,169	$7,209,157	$6,844,921	$6,973,770
4/18	$6,907,095	$7,236,557	$6,867,517	$6,975,170
5/18	$6,907,095	$7,440,847	$6,908,284	$6,978,604
6/18	$6,867,134	$7,489,509	$6,925,393	$6,938,738
7/18	$7,159,157	$7,738,055	$7,199,496	$7,237,918
8/18	$7,331,296	$8,009,798	$7,305,907	$7,410,789
9/18	$7,297,483	$8,023,057	$7,320,396	$7,373,966
10/18	$6,854,839	$7,432,297	$6,941,337	$6,924,112
11/18	$7,088,179	$7,581,156	$7,148,571	$7,160,589
12/18	$6,330,908	$6,875,582	$6,462,129	$6,393,688
1/19	$6,937,366	$7,465,741	$6,965,105	$7,011,159
2/19	$7,152,354	$7,728,305	$7,187,651	$7,232,383
3/19	$7,091,388	$7,841,152	$7,233,348	$7,170,000
4/19	$7,434,726	$8,154,264	$7,489,924	$7,522,939
5/19	$6,956,619	$7,626,586	$7,008,344	$7,037,829
6/19	$7,434,726	$8,162,253	$7,511,434	$7,522,830
7/19	$7,579,121	$8,283,585	$7,573,696	$7,671,899
8/19	$7,264,661	$8,114,721	$7,350,991	$7,353,092
9/19	$7,550,242	$8,257,142	$7,613,256	$7,647,555
10/19	$7,691,428	$8,434,892	$7,719,673	$7,790,754
11/19	$7,999,470	$8,755,517	$7,958,337	$8,106,168
12/19	$8,191,176	$9,008,322	$8,177,265	$8,305,389
1/20	$7,974,669	$8,998,483	$8,001,344	$8,085,100
2/20	$7,193,932	$8,261,748	$7,226,444	$7,291,409
3/20	$6,062,192	$7,125,610	$5,991,485	$6,125,280
4/20	$6,737,956	$8,069,327	$6,665,058	$6,810,056
5/20	$7,013,510	$8,500,863	$6,893,459	$7,083,596
6/20	$7,052,875	$8,695,208	$6,847,703	$7,126,730
7/20	$7,351,392	$9,188,951	$7,118,417	$7,431,184
8/20	$7,695,835	$9,854,639	$7,412,763	$7,782,371
9/20	$7,597,423	$9,495,822	$7,230,681	$7,683,255
10/20	$7,584,301	$9,290,872	$7,135,651	$7,673,160
11/20	$8,611,068	$10,421,135	$8,095,496	$8,724,688
12/20	$8,931,122	$10,889,962	$8,405,873	$9,052,969
1/21	$8,864,272	$10,841,524	$8,328,891	$8,986,224
2/21	$9,392,385	$11,180,400	$8,832,229	$9,528,411
3/21	$9,960,608	$11,581,138	$9,351,954	$10,109,490
4/21	$10,371,733	$12,178,136	$9,725,951	$10,535,397
5/21	$10,609,050	$12,233,729	$9,952,997	$10,780,383
6/21	$10,421,871	$12,535,400	$9,839,020	$10,591,696
7/21	$10,482,035	$12,747,381	$9,917,657	$10,657,670
8/21	$10,749,434	$13,110,908	$10,114,337	$10,929,217
9/21	$10,334,966	$12,522,649	$9,762,278	$10,512,117
10/21	$10,853,051	$13,369,488	$10,257,982	$11,043,606
11/21	$10,522,145	$13,165,986	$9,896,490	$10,708,197
12/21	$11,104,868	$13,684,446	$10,520,823	$11,307,303
1/22	$10,728,314	$12,879,305	$10,275,752	$10,925,413
2/22	$10,536,550	$12,554,885	$10,156,509	$10,732,300
3/22	$10,651,609	$12,962,118	$10,443,218	$10,857,044
4/22	$9,968,232	$11,798,868	$9,854,181	$10,148,995
5/22	$10,093,750	$11,783,049	$10,045,742	$10,289,011
6/22	$9,232,556	$10,797,295	$9,168,026	$9,405,402
7/22	$9,814,821	$11,810,275	$9,775,982	$10,002,209
8/22	$9,584,704	$11,369,524	$9,484,702	$9,769,147
9/22	$8,733,970	$10,315,238	$8,653,016	$8,899,139
10/22	$9,699,763	$11,161,149	$9,540,211	$9,890,152
11/22	$10,327,353	$11,743,719	$10,136,394	$10,535,484
12/22	$9,813,607	$11,056,084	$9,727,779	$10,012,044
1/23	$10,430,076	$11,817,546	$10,231,875	$10,640,925
2/23	$10,152,130	$11,541,338	$9,871,111	$10,359,345
3/23	$9,763,720	$11,849,944	$9,825,652	$9,959,083
4/23	$9,806,480	$11,976,197	$9,973,695	$10,004,227
5/23	$9,382,436	$12,022,794	$9,589,030	$9,572,559
6/23	$10,038,102	$12,843,776	$10,226,002	$10,247,165
7/23	$10,451,456	$13,304,183	$10,585,598	$10,668,960
8/23	$10,052,355	$13,047,363	$10,299,824	$10,262,499
9/23	$9,646,127	$12,425,862	$9,902,360	$9,845,610
10/23	$9,282,660	$12,096,468	$9,552,983	$9,474,176
11/23	$10,080,862	$13,224,443	$10,273,755	$10,292,456
12/23	$10,782,950	$13,925,893	$10,842,846	$11,012,818
1/24	$10,761,108	$14,080,229	$10,854,072	$10,993,763
2/24	$11,103,308	$14,842,400	$11,254,476	$11,344,509
3/24	$11,700,338	$15,321,177	$11,817,140	$11,958,703
4/24	$11,132,432	$14,647,018	$11,312,365	$11,378,040
5/24	$11,481,913	$15,339,047	$11,670,966	$11,743,746
6/24	$11,343,576	$15,813,904	$11,561,183	$11,604,700
7/24	$11,969,730	$16,107,868	$12,152,211	$12,247,649
8/24	$12,279,167	$16,458,516	$12,478,194	$12,567,552
9/24	$12,519,435	$16,798,974	$12,651,390	$12,814,460
10/24	$12,417,503	$16,675,610	$12,512,151	$12,712,752
11/24	$13,313,048	$17,784,940	$13,311,161	$13,634,619
12/24	$12,368,569	$17,241,339	$12,400,778	$12,669,255
1/25	$13,010,188	$17,785,617	$12,974,747	$13,329,386
2/25	$13,048,840	$17,444,774	$13,027,430	$13,369,889
3/25	$12,499,985	$16,427,212	$12,665,629	$12,811,176
4/25	$12,194,636	$16,317,002	$12,279,598	$12,501,065
5/25	$12,693,244	$17,351,272	$12,710,798	$13,015,973
6/25	$13,191,851	$18,232,766	$13,145,290	$13,533,682
7/25	$13,133,874	$18,634,299	$13,220,768	$13,474,441
8/25	$13,686,594	$19,065,532	$13,642,121	$14,046,841
9/25	$13,910,775	$19,723,509	$13,845,903	$14,280,280

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	11.11%	12.85%	10.76%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	11.44%	13.19%	11.06%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of large value companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the 1,000 largest publicly-traded U.S. companies based on market capitalization and value style factors, excluding BDCs.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CLVRX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class A CMJAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$9,496	$10,030	$10,025	$9,978
12/15	$9,242	$9,872	$9,757	$9,709
1/16	$8,606	$9,382	$9,118	$9,055
2/16	$8,740	$9,369	$9,221	$9,208
3/16	$9,418	$10,005	$9,976	$9,931
4/16	$9,523	$10,043	$10,081	$10,047
5/16	$9,686	$10,224	$10,247	$10,228
6/16	$9,648	$10,250	$10,293	$10,193
7/16	$10,073	$10,628	$10,763	$10,646
8/16	$10,106	$10,643	$10,736	$10,687
9/16	$10,149	$10,645	$10,758	$10,739
10/16	$9,867	$10,451	$10,417	$10,443
11/16	$10,503	$10,838	$10,978	$11,123
12/16	$10,602	$11,052	$11,103	$11,235
1/17	$10,919	$11,262	$11,371	$11,580
2/17	$11,269	$11,709	$11,693	$11,963
3/17	$11,283	$11,723	$11,674	$11,983
4/17	$11,381	$11,843	$11,764	$12,090
5/17	$11,478	$12,010	$11,872	$12,201
6/17	$11,556	$12,085	$11,990	$12,292
7/17	$11,668	$12,333	$12,167	$12,422
8/17	$11,541	$12,371	$12,072	$12,284
9/17	$11,886	$12,626	$12,406	$12,664
10/17	$12,086	$12,921	$12,613	$12,881
11/17	$12,475	$13,317	$13,038	$13,303
12/17	$12,586	$13,465	$13,159	$13,430
1/18	$13,181	$14,236	$13,654	$14,079
2/18	$12,716	$13,711	$13,090	$13,594
3/18	$12,631	$13,363	$13,099	$13,513
4/18	$12,521	$13,414	$13,079	$13,398
5/18	$12,741	$13,737	$13,376	$13,643
6/18	$12,791	$13,822	$13,468	$13,697
7/18	$13,141	$14,336	$13,803	$14,086
8/18	$13,691	$14,803	$14,232	$14,681
9/18	$13,616	$14,887	$14,141	$14,602
10/18	$12,396	$13,870	$12,966	$13,299
11/18	$12,737	$14,153	$13,285	$13,677
12/18	$11,392	$12,875	$11,967	$12,236
1/19	$12,639	$13,906	$13,258	$13,585
2/19	$13,286	$14,353	$13,828	$14,291
3/19	$13,250	$14,632	$13,946	$14,263
4/19	$13,846	$15,224	$14,477	$14,918
5/19	$12,901	$14,257	$13,588	$13,895
6/19	$13,887	$15,262	$14,522	$14,971
7/19	$14,118	$15,481	$14,729	$15,224
8/19	$13,517	$15,236	$14,310	$14,584
9/19	$13,759	$15,521	$14,591	$14,840
10/19	$13,954	$15,857	$14,745	$15,061
11/19	$14,626	$16,433	$15,272	$15,793
12/19	$14,888	$16,928	$15,622	$16,086
1/20	$14,706	$16,922	$15,497	$15,897
2/20	$13,480	$15,529	$14,151	$14,561
3/20	$11,164	$13,611	$11,393	$12,017
4/20	$12,718	$15,356	$13,029	$13,708
5/20	$13,746	$16,087	$13,945	$14,829
6/20	$14,038	$16,407	$14,196	$15,151
7/20	$14,836	$17,332	$15,030	$16,022
8/20	$15,415	$18,578	$15,559	$16,652
9/20	$15,217	$17,872	$15,256	$16,442
10/20	$15,467	$17,397	$15,353	$16,720
11/20	$17,533	$19,301	$17,475	$18,984
12/20	$18,414	$20,043	$18,294	$19,957
1/21	$18,441	$19,841	$18,245	$19,995
2/21	$19,382	$20,388	$19,261	$21,032
3/21	$19,820	$21,281	$19,783	$21,523
4/21	$20,772	$22,416	$20,791	$22,566
5/21	$20,836	$22,573	$20,958	$22,639
6/21	$20,997	$23,100	$21,266	$22,823
7/21	$21,269	$23,649	$21,430	$23,134
8/21	$21,842	$24,368	$21,975	$23,774
9/21	$20,868	$23,234	$21,069	$22,718
10/21	$22,055	$24,862	$22,322	$24,033
11/21	$21,424	$24,690	$21,545	$23,352
12/21	$22,267	$25,797	$22,425	$24,280
1/22	$20,433	$24,462	$20,773	$22,285
2/22	$20,218	$23,729	$20,624	$22,053
3/22	$20,422	$24,610	$21,152	$22,299
4/22	$18,708	$22,464	$19,522	$20,423
5/22	$18,653	$22,505	$19,538	$20,354
6/22	$16,994	$20,648	$17,588	$18,538
7/22	$18,664	$22,552	$19,324	$20,370
8/22	$18,043	$21,632	$18,718	$19,694
9/22	$16,450	$19,640	$16,983	$17,957
10/22	$17,851	$21,230	$18,490	$19,510
11/22	$18,944	$22,416	$19,602	$20,714
12/22	$17,970	$21,125	$18,542	$19,648
1/23	$19,525	$22,452	$20,082	$21,354
2/23	$19,082	$21,904	$19,595	$20,881
3/23	$18,756	$22,708	$19,294	$20,508
4/23	$18,523	$23,063	$19,192	$20,256
5/23	$18,036	$23,163	$18,656	$19,729
6/23	$19,559	$24,693	$20,213	$21,413
7/23	$20,201	$25,487	$21,015	$22,116
8/23	$19,409	$25,081	$20,286	$21,251
9/23	$18,363	$23,885	$19,267	$20,113
10/23	$17,289	$23,383	$18,304	$18,948
11/23	$19,055	$25,518	$20,177	$20,895
12/23	$20,661	$26,678	$21,736	$22,676
1/24	$20,343	$27,126	$21,427	$22,340
2/24	$21,510	$28,574	$22,624	$23,630
3/24	$22,375	$29,494	$23,606	$24,596
4/24	$21,013	$28,289	$22,331	$23,104
5/24	$21,549	$29,692	$22,967	$23,708
6/24	$21,381	$30,757	$22,815	$23,532
7/24	$22,481	$31,132	$23,891	$24,750
8/24	$22,866	$31,887	$24,375	$25,181
9/24	$23,385	$32,568	$24,917	$25,763
10/24	$23,067	$32,272	$24,783	$25,425
11/24	$24,898	$34,167	$26,969	$27,465
12/24	$23,190	$33,352	$25,072	$25,580
1/25	$24,181	$34,281	$26,138	$26,682
2/25	$23,454	$33,834	$25,395	$25,892
3/25	$22,182	$31,928	$24,218	$24,489
4/25	$21,844	$31,711	$23,968	$24,126
5/25	$23,066	$33,707	$25,338	$25,485
6/25	$23,798	$35,421	$26,284	$26,307
7/25	$24,181	$36,216	$26,772	$26,739
8/25	$24,749	$36,950	$27,441	$27,382
9/25	$24,960	$38,299	$27,685	$27,631

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	6.75%	10.40%	10.19%
Class A with 4.75% Maximum Sales Charge	1.67%	9.34%	9.65%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference1	7.25%	10.93%	10.78%
Footnote	Description
Footnote[1]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
20.1%
Information Technology
15.6%
Financials
15.2%
Health Care
10.8%
Consumer Discretionary
9.9%
Real Estate
7.4%
Consumer Staples
6.3%
Utilities
6.0%
Materials
4.2%
Communication Services
3.4%
Energy
0.8%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CMJAX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class I CMJIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
12/15	$970,795	$987,155	$975,679	$970,862
3/16	$989,859	$1,000,460	$997,579	$993,081
6/16	$1,015,446	$1,025,024	$1,029,324	$1,019,286
9/16	$1,069,128	$1,064,509	$1,075,799	$1,073,911
12/16	$1,117,654	$1,105,218	$1,110,306	$1,123,519
3/17	$1,190,800	$1,172,262	$1,167,449	$1,198,309
6/17	$1,219,956	$1,208,463	$1,198,996	$1,229,214
9/17	$1,256,274	$1,262,607	$1,240,645	$1,266,356
12/17	$1,331,584	$1,346,504	$1,315,910	$1,343,011
3/18	$1,337,371	$1,336,283	$1,309,858	$1,351,283
6/18	$1,355,259	$1,382,169	$1,346,783	$1,369,672
9/18	$1,444,171	$1,488,745	$1,414,091	$1,460,155
12/18	$1,209,107	$1,287,469	$1,196,713	$1,223,594
3/19	$1,407,197	$1,463,183	$1,394,606	$1,426,312
6/19	$1,476,474	$1,526,156	$1,452,171	$1,497,107
9/19	$1,462,943	$1,552,074	$1,459,135	$1,483,994
12/19	$1,584,533	$1,692,847	$1,562,212	$1,608,637
3/20	$1,188,537	$1,361,083	$1,139,302	$1,201,733
6/20	$1,495,737	$1,640,694	$1,419,644	$1,515,054
9/20	$1,622,588	$1,787,198	$1,525,560	$1,644,200
12/20	$1,964,783	$2,004,310	$1,829,364	$1,995,708
3/21	$2,115,963	$2,128,076	$1,978,256	$2,152,312
6/21	$2,242,797	$2,310,001	$2,126,610	$2,282,255
9/21	$2,230,906	$2,323,447	$2,106,918	$2,271,792
12/21	$2,381,786	$2,579,656	$2,242,508	$2,427,954
3/22	$2,186,070	$2,461,030	$2,115,175	$2,229,913
6/22	$1,820,269	$2,064,776	$1,758,787	$1,853,812
9/22	$1,763,185	$1,963,962	$1,698,302	$1,795,725
12/22	$1,927,468	$2,112,458	$1,854,215	$1,964,787
3/23	$2,012,754	$2,270,831	$1,929,418	$2,050,766
6/23	$2,100,393	$2,469,349	$2,021,277	$2,141,346
9/23	$1,973,346	$2,388,517	$1,926,656	$2,011,314
12/23	$2,220,957	$2,667,773	$2,173,645	$2,267,635
3/24	$2,406,433	$2,949,381	$2,360,563	$2,459,569
6/24	$2,301,211	$3,075,726	$2,281,525	$2,353,221
9/24	$2,518,194	$3,256,781	$2,491,711	$2,576,325
12/24	$2,499,247	$3,335,242	$2,507,162	$2,557,959
3/25	$2,391,681	$3,192,755	$2,421,815	$2,448,861
6/25	$2,567,752	$3,542,119	$2,628,439	$2,630,726
9/25	$2,695,148	$3,829,899	$2,768,478	$2,763,103

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	7.03%	10.68%	10.50%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference1	7.25%	10.93%	10.78%
Footnote	Description
Footnote[1]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CMJIX-TSR-AR

Calvert US Mid-Cap Core Responsible Index Fund

Class R6 CMCRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$4,987,500	$5,014,869	$5,012,741	$4,989,073
12/15	$4,853,974	$4,935,775	$4,878,393	$4,854,310
1/16	$4,522,850	$4,690,841	$4,558,755	$4,527,660
2/16	$4,593,088	$4,684,513	$4,610,283	$4,604,129
3/16	$4,949,297	$5,002,301	$4,987,894	$4,965,404
4/16	$5,006,993	$5,021,694	$5,040,622	$5,023,516
5/16	$5,094,791	$5,111,874	$5,123,286	$5,113,811
6/16	$5,077,231	$5,125,120	$5,146,621	$5,096,428
7/16	$5,300,489	$5,314,076	$5,381,593	$5,323,094
8/16	$5,320,557	$5,321,537	$5,368,150	$5,343,684
9/16	$5,345,642	$5,322,544	$5,378,995	$5,369,553
10/16	$5,197,640	$5,225,454	$5,208,304	$5,221,536
11/16	$5,533,781	$5,418,978	$5,489,182	$5,561,284
12/16	$5,588,270	$5,526,090	$5,551,529	$5,617,593
1/17	$5,757,069	$5,630,901	$5,685,500	$5,789,948
2/17	$5,941,213	$5,854,481	$5,846,384	$5,981,674
3/17	$5,954,001	$5,861,310	$5,837,246	$5,991,544
4/17	$6,005,152	$5,921,505	$5,882,209	$6,044,928
5/17	$6,058,861	$6,004,837	$5,935,936	$6,100,556
6/17	$6,099,782	$6,042,317	$5,994,982	$6,146,070
7/17	$6,163,721	$6,166,563	$6,083,250	$6,211,032
8/17	$6,097,225	$6,185,440	$6,035,974	$6,141,756
9/17	$6,281,369	$6,313,034	$6,203,224	$6,331,779
10/17	$6,388,786	$6,460,351	$6,306,737	$6,440,373
11/17	$6,595,949	$6,658,489	$6,518,942	$6,651,644
12/17	$6,657,919	$6,732,522	$6,579,548	$6,715,057
1/18	$6,973,584	$7,117,986	$6,827,241	$7,039,612
2/18	$6,728,943	$6,855,637	$6,545,230	$6,797,223
3/18	$6,686,855	$6,681,413	$6,549,289	$6,756,415
4/18	$6,628,983	$6,707,050	$6,539,320	$6,698,945
5/18	$6,749,988	$6,868,569	$6,687,748	$6,821,402
6/18	$6,776,293	$6,910,845	$6,733,913	$6,848,362
7/18	$6,965,693	$7,168,022	$6,901,682	$7,043,198
8/18	$7,260,314	$7,401,595	$7,116,056	$7,340,621
9/18	$7,220,856	$7,443,724	$7,070,453	$7,300,774
10/18	$6,573,741	$6,934,944	$6,483,009	$6,649,271
11/18	$6,757,251	$7,076,267	$6,642,354	$6,838,300
12/18	$6,045,534	$6,437,345	$5,983,565	$6,117,972
1/19	$6,711,246	$6,953,207	$6,629,026	$6,792,575
2/19	$7,054,927	$7,176,462	$6,913,767	$7,145,306
3/19	$7,035,984	$7,315,913	$6,973,031	$7,131,559
4/19	$7,355,310	$7,612,132	$7,238,363	$7,458,842
5/19	$6,854,672	$7,128,395	$6,794,181	$6,947,313
6/19	$7,382,371	$7,630,778	$7,260,857	$7,485,533
7/19	$7,504,148	$7,740,448	$7,364,534	$7,611,895
8/19	$7,187,528	$7,617,837	$7,154,771	$7,292,188
9/19	$7,314,717	$7,760,370	$7,295,674	$7,419,971
10/19	$7,422,963	$7,928,457	$7,372,390	$7,530,733
11/19	$7,780,175	$8,216,252	$7,635,871	$7,896,611
12/19	$7,922,664	$8,464,235	$7,811,060	$8,043,186
1/20	$7,828,904	$8,460,916	$7,748,447	$7,948,462
2/20	$7,175,347	$7,764,420	$7,075,406	$7,280,633
3/20	$5,942,687	$6,805,414	$5,696,508	$6,008,666
4/20	$6,772,733	$7,677,826	$6,514,628	$6,853,930
5/20	$7,324,259	$8,043,506	$6,972,604	$7,414,411
6/20	$7,478,686	$8,203,469	$7,098,221	$7,575,268
7/20	$7,908,876	$8,666,023	$7,515,032	$8,010,769
8/20	$8,214,972	$9,288,941	$7,779,255	$8,326,018
9/20	$8,112,940	$8,935,992	$7,627,802	$8,220,998
10/20	$8,248,064	$8,698,350	$7,676,430	$8,360,125
11/20	$9,351,115	$9,650,506	$8,737,470	$9,492,227
12/20	$9,823,914	$10,021,550	$9,146,819	$9,978,542
1/21	$9,840,900	$9,920,375	$9,122,628	$9,997,584
2/21	$10,344,836	$10,193,928	$9,630,682	$10,516,204
3/21	$10,579,817	$10,640,378	$9,891,279	$10,761,560
4/21	$11,092,246	$11,208,242	$10,395,389	$11,282,880
5/21	$11,126,219	$11,286,525	$10,478,815	$11,319,430
6/21	$11,213,983	$11,550,006	$10,633,048	$11,411,274
7/21	$11,361,200	$11,824,376	$10,714,851	$11,567,113
8/21	$11,669,790	$12,183,904	$10,987,250	$11,887,068
9/21	$11,154,530	$11,617,233	$10,534,588	$11,358,958
10/21	$11,791,528	$12,431,157	$11,161,181	$12,016,248
11/21	$11,457,458	$12,345,022	$10,772,547	$11,675,785
12/21	$11,908,928	$12,898,278	$11,212,542	$12,139,770
1/22	$10,930,352	$12,230,830	$10,386,504	$11,142,574
2/22	$10,816,767	$11,864,622	$10,311,806	$11,026,647
3/22	$10,927,439	$12,305,149	$10,575,873	$11,149,563
4/22	$10,015,848	$11,232,118	$9,761,173	$10,211,726
5/22	$9,986,724	$11,252,724	$9,768,950	$10,177,052
6/22	$9,101,345	$10,323,882	$8,793,933	$9,269,060
7/22	$9,998,374	$11,275,790	$9,662,017	$10,185,183
8/22	$9,666,357	$10,815,942	$9,358,893	$9,846,861
9/22	$8,818,840	$9,819,809	$8,491,511	$8,978,624
10/22	$9,570,247	$10,614,834	$9,245,159	$9,754,748
11/22	$10,158,558	$11,208,033	$9,800,762	$10,357,227
12/22	$9,639,395	$10,562,288	$9,271,077	$9,823,934
1/23	$10,473,120	$11,225,958	$10,040,974	$10,677,062
2/23	$10,240,384	$10,952,057	$9,797,435	$10,440,541
3/23	$10,066,568	$11,354,153	$9,647,089	$10,253,830
4/23	$9,942,835	$11,531,374	$9,596,138	$10,128,085
5/23	$9,683,585	$11,581,497	$9,328,015	$9,864,616
6/23	$10,505,526	$12,346,747	$10,106,383	$10,706,731
7/23	$10,853,157	$12,743,386	$10,507,283	$11,058,001
8/23	$10,428,930	$12,540,492	$10,142,848	$10,625,389
9/23	$9,869,185	$11,942,587	$9,633,279	$10,056,570
10/23	$9,294,710	$11,691,476	$9,152,101	$9,473,874
11/23	$10,243,330	$12,759,205	$10,088,436	$10,447,660
12/23	$11,110,030	$13,338,863	$10,868,223	$11,338,174
1/24	$10,943,185	$13,563,013	$10,713,467	$11,170,007
2/24	$11,571,830	$14,287,219	$11,312,017	$11,815,223
3/24	$12,042,569	$14,746,904	$11,802,815	$12,297,846
4/24	$11,312,626	$14,144,573	$11,165,250	$11,551,808
5/24	$11,604,603	$14,845,927	$11,483,693	$11,853,879
6/24	$11,515,222	$15,378,630	$11,407,625	$11,766,106
7/24	$12,111,094	$15,565,825	$11,945,263	$12,375,039
8/24	$12,319,649	$15,943,400	$12,187,302	$12,590,278
9/24	$12,602,688	$16,283,905	$12,458,556	$12,881,623
10/24	$12,435,844	$16,136,233	$12,391,449	$12,712,377
11/24	$13,427,971	$17,083,449	$13,484,614	$13,732,308
12/24	$12,508,328	$16,676,210	$12,535,810	$12,789,797
1/25	$13,044,701	$17,140,599	$13,069,136	$13,340,898
2/25	$12,655,981	$16,916,946	$12,697,539	$12,946,106
3/25	$11,971,955	$15,963,773	$12,109,074	$12,244,307
4/25	$11,794,169	$15,855,524	$11,984,119	$12,063,130
5/25	$12,457,101	$16,853,545	$12,669,165	$12,742,658
6/25	$12,854,861	$17,710,593	$13,142,196	$13,153,628
7/25	$13,065,794	$18,108,071	$13,386,053	$13,369,549
8/25	$13,376,167	$18,475,149	$13,720,427	$13,691,003
9/25	$13,493,687	$19,149,494	$13,842,389	$13,815,517

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	7.07%	10.70%	10.52%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	7.25%	10.93%	10.78%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Index is composed of mid-size companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from 1,000 largest publicly traded U.S. companies excluding BDCs and approximately the 200 largest publicly traded U.S. companies.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CMCRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/24	%*	9/30/25	%*
Audit Fees	$129,600	0%	$132,100	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$129,600	0%	$132,100	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/24		Fiscal Year ended 9/30/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
US Large-Cap Growth Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
US Large-Cap Growth Responsible Index Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	8,148	$ 662,758
Axon Enterprise, Inc.(1)	2,077	1,490,538
Curtiss-Wright Corp.	1,121	608,636
General Electric Co.	12,597	3,789,430
HEICO Corp.	3,134	1,011,718
Loar Holdings, Inc.(1)(2)	949	75,920
Moog, Inc., Class A	825	171,328
Woodward, Inc.	1,719	434,408
		$8,244,736
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	3,091	$378,926
GXO Logistics, Inc.(1)	3,170	167,661
		$546,587
Automobile Components — 0.1%
BorgWarner, Inc.	2,437	$107,131
Modine Manufacturing Co.(1)	3,252	462,304
		$569,435
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(1)	45,079	$661,760
		$661,760
Banks — 0.6%
Cullen/Frost Bankers, Inc.	858	$108,768
First Citizens Bancshares, Inc., Class A	81	144,922
First Financial Bankshares, Inc.	3,855	129,721
Flagstar Financial, Inc.	12,776	147,563
JPMorgan Chase & Co.	12,740	4,018,578
Pinnacle Financial Partners, Inc.	843	79,065
		$4,628,617
Beverages — 1.1%
Celsius Holdings, Inc.(1)	6,886	$395,876
Coca-Cola Co.	61,618	4,086,506
Coca-Cola Consolidated, Inc.	2,597	304,265
Keurig Dr. Pepper, Inc.	16,818	429,027
Monster Beverage Corp.(1)	25,974	1,748,310
PepsiCo, Inc.	7,186	1,009,202
Primo Brands Corp., Class A	8,455	186,855
		$8,160,041
Biotechnology — 2.4%
AbbVie, Inc.	37,497	$8,682,055
Alkermes PLC(1)	5,390	161,700
Alnylam Pharmaceuticals, Inc.(1)	2,839	1,294,584
Amgen, Inc.	9,397	2,651,833
Security	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.(1)	5,656	$ 306,329
Exact Sciences Corp.(1)	4,561	249,532
Exelixis, Inc.(1)	8,226	339,734
Gilead Sciences, Inc.	7,761	861,471
Halozyme Therapeutics, Inc.(1)	3,880	284,559
Incyte Corp.(1)	4,024	341,275
Insmed, Inc.(1)	2,665	383,787
Ionis Pharmaceuticals, Inc.(1)	1,394	91,196
Neurocrine Biosciences, Inc.(1)	2,491	349,687
Roivant Sciences Ltd.(1)	7,377	111,614
United Therapeutics Corp.(1)	998	418,372
Vertex Pharmaceuticals, Inc.(1)	5,622	2,201,800
		$18,729,528
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	163,414	$35,880,812
eBay, Inc.	5,808	528,237
Etsy, Inc.(1)	3,312	219,884
Ollie's Bargain Outlet Holdings, Inc.(1)	1,603	205,825
		$36,834,758
Building Products — 0.9%
A.O. Smith Corp.	2,594	$190,426
AAON, Inc.(2)	3,022	282,376
Advanced Drainage Systems, Inc.	1,994	276,568
Allegion PLC	2,457	435,749
Armstrong World Industries, Inc.	966	189,346
Builders FirstSource, Inc.(1)	421	51,046
Carlisle Cos., Inc.	767	252,312
CSW Industrials, Inc.	716	173,809
Johnson Controls International PLC	7,004	770,090
Lennox International, Inc.	1,029	544,711
Masco Corp.	3,532	248,617
Owens Corning	4,936	698,247
Simpson Manufacturing Co., Inc.	1,312	219,707
Trane Technologies PLC	6,196	2,614,464
Trex Co., Inc.(1)	3,257	168,289
Zurn Elkay Water Solutions Corp., Class C	2,528	118,892
		$7,234,649
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	571	$136,144
Ameriprise Financial, Inc.	979	480,934
Ares Management Corp., Class A	4,764	761,716
Bank of New York Mellon Corp.	6,387	695,927
Blackrock, Inc.	768	895,388
Blackstone, Inc.	8,662	1,479,903
Blue Owl Capital, Inc.	15,442	261,433
Cboe Global Markets, Inc.	2,332	571,923
Charles Schwab Corp.	23,096	2,204,975
CME Group, Inc.	2,813	760,044

1
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
Coinbase Global, Inc., Class A(1)	2,296	$ 774,877
Evercore, Inc., Class A	425	143,361
FactSet Research Systems, Inc.	1,134	324,880
Goldman Sachs Group, Inc.	251	199,884
Hamilton Lane, Inc., Class A	1,399	188,571
Houlihan Lokey, Inc.	1,386	284,574
Interactive Brokers Group, Inc., Class A	9,802	674,476
Intercontinental Exchange, Inc.	6,949	1,170,767
KKR & Co., Inc.	13,589	1,765,891
LPL Financial Holdings, Inc.	1,808	601,503
MarketAxess Holdings, Inc.	1,151	200,562
Moody's Corp.	3,833	1,826,348
Morningstar, Inc.	792	183,752
MSCI, Inc.	1,847	1,048,006
Nasdaq, Inc.	7,211	637,813
PJT Partners, Inc., Class A	896	159,246
S&P Global, Inc.	7,364	3,584,132
SEI Investments Co.	2,034	172,585
TPG, Inc.	3,443	197,800
Tradeweb Markets, Inc., Class A	3,143	348,810
		$22,736,225
Chemicals — 1.4%
Air Products and Chemicals, Inc.	5,691	$1,552,050
Axalta Coating Systems Ltd.(1)	3,459	98,997
Balchem Corp.	1,356	203,481
Celanese Corp.	2,456	103,348
Ecolab, Inc.	7,040	1,927,974
International Flavors & Fragrances, Inc.	2,725	167,697
Linde PLC	9,322	4,427,950
PPG Industries, Inc.	1,151	120,982
RPM International, Inc.	1,748	206,054
Sherwin-Williams Co.	6,394	2,213,986
		$11,022,519
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	1,730	$164,142
Cintas Corp.	7,234	1,484,851
Clean Harbors, Inc.(1)	1,191	276,574
Copart, Inc.(1)	22,151	996,130
MSA Safety, Inc.	1,266	217,841
Republic Services, Inc.	4,511	1,035,184
Tetra Tech, Inc.	8,741	291,775
Veralto Corp.	5,655	602,880
Waste Management, Inc.	8,541	1,886,109
		$6,955,486
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	22,952	$3,344,336
Ciena Corp.(1)	3,396	494,695
Cisco Systems, Inc.	58,562	4,006,812
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(1)	1,416	$ 457,637
Lumentum Holdings, Inc.(1)	1,690	274,980
Motorola Solutions, Inc.	3,736	1,708,436
		$ 10,286,896
Construction & Engineering — 0.6%
AECOM	2,141	$ 279,336
API Group Corp.(1)	10,166	349,405
Comfort Systems USA, Inc.	862	711,305
Construction Partners, Inc., Class A(1)	1,715	217,805
Dycom Industries, Inc.(1)	865	252,372
EMCOR Group, Inc.	1,038	674,223
IES Holdings, Inc.(1)(2)	476	189,281
MasTec, Inc.(1)	1,596	339,645
Quanta Services, Inc.	3,338	1,383,334
Sterling Infrastructure, Inc.(1)	936	317,941
Valmont Industries, Inc.	428	165,949
WillScot Holdings Corp.	5,704	120,411
		$5,001,007
Construction Materials — 0.5%
CRH PLC	12,173	$1,459,543
Knife River Corp.(1)	3,734	287,033
Vulcan Materials Co.	6,325	1,945,696
		$3,692,272
Consumer Finance — 0.5%
American Express Co.	8,757	$2,908,725
Credit Acceptance Corp.(1)(2)	191	89,184
FirstCash Holdings, Inc.	1,253	198,500
SLM Corp.	3,968	109,834
SoFi Technologies, Inc.(1)	17,819	470,778
		$3,777,021
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	1,862	$173,631
Casey's General Stores, Inc.	996	563,059
Costco Wholesale Corp.	8,990	8,321,414
Dollar Tree, Inc.(1)	4,731	446,464
Maplebear, Inc.(1)	6,258	230,044
Performance Food Group Co.(1)	2,123	220,877
Sprouts Farmers Market, Inc.(1)	3,817	415,290
U.S. Foods Holding Corp.(1)	4,513	345,786
Walmart, Inc.	63,156	6,508,857
		$17,225,422
Containers & Packaging — 0.1%
AptarGroup, Inc.	1,535	$205,168
Avery Dennison Corp.	950	154,062
Ball Corp.	3,130	157,815

2
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Containers & Packaging (continued)
Crown Holdings, Inc.	914	$ 88,283
Packaging Corp. of America	630	137,296
Smurfit WestRock PLC	5,039	214,510
		$ 957,134
Distributors — 0.0%†
Pool Corp.	741	$ 229,762
		$ 229,762
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	1,279	$197,542
Bright Horizons Family Solutions, Inc.(1)	1,810	196,512
Duolingo, Inc.(1)	1,122	361,104
H&R Block, Inc.	3,193	161,470
Service Corp. International	2,052	170,767
Stride, Inc.(1)	1,290	192,133
		$1,279,528
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	3,626	$107,910
		$107,910
Electric Utilities — 0.5%
Constellation Energy Corp.	7,003	$2,304,477
NextEra Energy, Inc.	21,514	1,624,092
NRG Energy, Inc.	1,764	285,680
		$4,214,249
Electrical Equipment — 1.8%
Acuity, Inc.	749	$257,948
AMETEK, Inc.	6,131	1,152,628
Eaton Corp. PLC	10,351	3,873,862
Emerson Electric Co.	6,555	859,885
GE Vernova, Inc.	5,965	3,667,878
Hubbell, Inc.	1,422	611,901
NEXTracker, Inc., Class A(1)	4,962	367,138
nVent Electric PLC	2,260	222,926
Regal Rexnord Corp.	1,208	173,276
Rockwell Automation, Inc.	3,009	1,051,736
Vertiv Holdings Co., Class A	10,708	1,615,409
		$13,854,587
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	32,986	$4,082,017
Badger Meter, Inc.	1,066	190,366
CDW Corp.	1,395	222,196
Cognex Corp.	3,262	147,769
Coherent Corp.(1)	3,026	325,961
Corning, Inc.	18,259	1,497,786
Flex Ltd.(1)	868	50,318
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(1)	1,136	$ 141,500
Jabil, Inc.	2,505	544,011
Keysight Technologies, Inc.(1)	4,996	873,900
Littelfuse, Inc.	574	148,672
Ralliant Corp.	3,146	137,574
TE Connectivity PLC	8,422	1,848,882
Teledyne Technologies, Inc.(1)	817	478,795
Trimble, Inc.(1)	3,236	264,219
Vontier Corp.	2,932	123,056
Zebra Technologies Corp., Class A(1)	919	273,090
		$11,350,112
Energy Equipment & Services — 0.0%†
Baker Hughes Co.	3,560	$173,443
		$173,443
Entertainment — 1.8%
Electronic Arts, Inc.	5,260	$1,060,942
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,579	626,452
Netflix, Inc.(1)	8,569	10,273,546
Roku, Inc.(1)	2,103	210,573
Take-Two Interactive Software, Inc.(1)	1,344	347,236
Walt Disney Co.	14,646	1,676,967
Warner Music Group Corp., Class A	4,527	154,190
		$14,349,906
Financial Services — 3.5%
Affirm Holdings, Inc.(1)	7,032	$513,899
Apollo Global Management, Inc.	9,027	1,203,028
Corpay, Inc.(1)	1,841	530,318
Equitable Holdings, Inc.	2,663	135,227
Euronet Worldwide, Inc.(1)	1,075	94,396
Fidelity National Information Services, Inc.	12,816	845,087
Fiserv, Inc.(1)	12,370	1,594,864
Jack Henry & Associates, Inc.	1,792	266,883
Jackson Financial, Inc., Class A	1,936	195,981
Mastercard, Inc., Class A	16,602	9,443,384
PayPal Holdings, Inc.(1)	8,721	584,830
Shift4 Payments, Inc., Class A(1)(2)	2,644	204,646
Toast, Inc., Class A(1)	11,387	415,739
Visa, Inc., Class A	33,674	11,495,630
		$27,523,912
Food Products — 0.3%
Darling Ingredients, Inc.(1)	2,787	$86,035
Hershey Co.	2,630	491,941
J.M. Smucker Co.	2,167	235,336
Kellanova	1,434	117,617
Lamb Weston Holdings, Inc.	4,999	290,342
McCormick & Co., Inc.	2,469	165,201

3
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	15,559	$ 971,971
		$ 2,358,443
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	944	$ 126,656
Landstar System, Inc.	796	97,558
Lyft, Inc., Class A(1)	11,355	249,924
Old Dominion Freight Line, Inc.	10,098	1,421,596
Saia, Inc.(1)	1,281	383,480
Uber Technologies, Inc.(1)	44,529	4,362,506
Union Pacific Corp.	9,913	2,343,136
XPO, Inc.(1)	2,839	366,998
		$9,351,854
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	16,935	$2,268,274
Align Technology, Inc.(1)	1,712	214,377
Baxter International, Inc.	4,154	94,587
Becton Dickinson & Co.	4,031	754,482
Boston Scientific Corp.(1)	32,310	3,154,425
Cooper Cos., Inc.(1)	4,142	283,976
DexCom, Inc.(1)	8,925	600,563
Edwards Lifesciences Corp.(1)	13,315	1,035,508
GE HealthCare Technologies, Inc.	1,979	148,623
Glaukos Corp.(1)	1,253	102,182
Globus Medical, Inc., Class A(1)	4,218	241,565
Hologic, Inc.(1)	4,668	315,043
IDEXX Laboratories, Inc.(1)	1,805	1,153,196
Insulet Corp.(1)	1,603	494,894
Intuitive Surgical, Inc.(1)	7,794	3,485,711
Medtronic PLC	3,487	332,102
Merit Medical Systems, Inc.(1)	2,387	198,670
Penumbra, Inc.(1)	932	236,094
ResMed, Inc.	3,245	888,254
STERIS PLC	2,351	581,731
Stryker Corp.	7,867	2,908,194
Teleflex, Inc.	1,611	197,122
Zimmer Biomet Holdings, Inc.	2,432	239,552
		$19,929,125
Health Care Providers & Services — 0.2%
Chemed Corp.	341	$152,679
CorVel Corp.(1)	1,531	118,530
DaVita, Inc.(1)	458	60,854
Encompass Health Corp.	1,862	236,511
Ensign Group, Inc.	1,624	280,579
Guardant Health, Inc.(1)	3,831	239,361
HealthEquity, Inc.(1)	2,924	277,108
Henry Schein, Inc.(1)	868	57,609
Labcorp Holdings, Inc.	891	255,771
Option Care Health, Inc.(1)	4,074	113,094
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	504	$ 96,052
		$ 1,888,148
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	3,346	$ 140,565
CareTrust REIT, Inc.	4,698	162,927
Healthcare Realty Trust, Inc.	3,108	56,037
Ventas, Inc.	7,139	499,659
Welltower, Inc.	14,602	2,601,200
		$3,460,388
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	3,598	$1,071,880
Waystar Holding Corp.(1)	2,111	80,049
		$1,151,929
Hotel & Resort REITs — 0.0%†
Ryman Hospitality Properties, Inc.	1,209	$108,314
		$108,314
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(1)	9,649	$1,171,582
Aramark	3,031	116,390
Booking Holdings, Inc.	724	3,909,072
Brinker International, Inc.(1)	1,916	242,719
Cava Group, Inc.(1)(2)	3,623	218,865
Chipotle Mexican Grill, Inc.(1)	48,678	1,907,691
Choice Hotels International, Inc.	1,423	152,133
Darden Restaurants, Inc.	2,529	481,420
Domino's Pizza, Inc.	1,338	577,628
DoorDash, Inc., Class A(1)	7,725	2,101,123
Hilton Worldwide Holdings, Inc.	5,675	1,472,322
Hyatt Hotels Corp., Class A	1,650	234,185
Life Time Group Holdings, Inc.(1)	5,303	146,363
Marriott International, Inc., Class A	5,567	1,449,869
Planet Fitness, Inc., Class A(1)	2,883	299,255
Shake Shack, Inc., Class A(1)	2,050	191,901
Starbucks Corp.	26,646	2,254,252
Texas Roadhouse, Inc.	2,628	436,642
Vail Resorts, Inc.	607	90,789
Wingstop, Inc.	1,133	285,153
Wyndham Hotels & Resorts, Inc.	1,537	122,806
Yum! Brands, Inc.	10,445	1,587,640
		$19,449,800
Household Durables — 0.1%
NVR, Inc.(1)	68	$546,357
Somnigroup International, Inc.	4,256	358,908
TopBuild Corp.(1)	480	187,613
		$1,092,878

4
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Household Products — 0.8%
Church & Dwight Co., Inc.	4,705	$ 412,299
Clorox Co.	735	90,626
Colgate-Palmolive Co.	16,017	1,280,399
Kimberly-Clark Corp.	2,696	335,221
Procter & Gamble Co.	28,150	4,325,247
		$ 6,443,792
Independent Power and Renewable Electricity Producers — 0.0%†
Brookfield Renewable Corp.	3,454	$ 118,887
Clearway Energy, Inc., Class C	2,868	81,021
		$199,908
Industrial REITs — 0.1%
EastGroup Properties, Inc.	952	$161,136
First Industrial Realty Trust, Inc.	2,609	134,285
Lineage, Inc.(2)	2,949	113,949
		$409,370
Insurance — 1.3%
Aon PLC, Class A	4,589	$1,636,346
Arch Capital Group Ltd.	1,401	127,113
Arthur J. Gallagher & Co.	6,132	1,899,326
Brown & Brown, Inc.	7,285	683,260
Kinsale Capital Group, Inc.	689	293,004
Marsh & McLennan Cos., Inc.	8,738	1,760,969
Primerica, Inc.	505	140,183
Progressive Corp.	10,770	2,659,651
Ryan Specialty Holdings, Inc.	3,577	201,600
Selective Insurance Group, Inc.	1,558	126,307
W.R. Berkley Corp.	2,569	196,837
Willis Towers Watson PLC	2,028	700,572
		$10,425,168
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	144,773	$35,194,316
Pinterest, Inc., Class A(1)	14,713	473,317
Reddit, Inc., Class A(1)	2,602	598,434
Snap, Inc., Class A(1)	17,222	132,782
		$36,398,849
IT Services — 1.7%
Accenture PLC, Class A	10,976	$2,706,682
Akamai Technologies, Inc.(1)	3,966	300,464
Amdocs Ltd.	2,050	168,202
Cloudflare, Inc., Class A(1)	6,866	1,473,375
Cognizant Technology Solutions Corp., Class A	3,162	212,075
EPAM Systems, Inc.(1)	1,409	212,463
Gartner, Inc.(1)	2,208	580,417
GoDaddy, Inc., Class A(1)	3,387	463,443
International Business Machines Corp.	13,765	3,883,932
Security	Shares	Value
IT Services (continued)
Kyndryl Holdings, Inc.(1)	2,720	$ 81,682
MongoDB, Inc.(1)	1,855	575,755
Snowflake, Inc., Class A(1)	7,262	1,637,944
Twilio, Inc., Class A(1)	3,173	317,586
VeriSign, Inc.	1,956	546,839
		$ 13,160,859
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	6,332	$ 812,712
Bio-Techne Corp.	3,720	206,944
Bruker Corp.	5,405	175,608
Charles River Laboratories International, Inc.(1)	817	127,828
Danaher Corp.	7,241	1,435,601
Illumina, Inc.(1)	1,127	107,031
IQVIA Holdings, Inc.(1)	2,283	433,633
Medpace Holdings, Inc.(1)	662	340,374
Mettler-Toledo International, Inc.(1)	516	633,447
Repligen Corp.(1)	1,279	170,964
Revvity, Inc.(2)	1,197	104,917
Thermo Fisher Scientific, Inc.	4,256	2,064,245
Waters Corp.(1)	1,403	420,633
West Pharmaceutical Services, Inc.	1,929	506,035
		$7,539,972
Machinery — 2.6%
AGCO Corp.	1,579	$169,064
Allison Transmission Holdings, Inc.	2,091	177,484
Caterpillar, Inc.	7,928	3,782,845
Chart Industries, Inc.(1)	1,704	341,056
Cummins, Inc.	1,384	584,560
Deere & Co.	3,360	1,536,394
Donaldson Co., Inc.	3,422	280,091
ESAB Corp.	1,801	201,244
ESCO Technologies, Inc.	1,091	230,321
Federal Signal Corp.	2,425	288,551
Flowserve Corp.	3,065	162,874
Fortive Corp.	8,474	415,141
Gates Industrial Corp. PLC(1)	6,297	156,292
Graco, Inc.	5,229	444,256
IDEX Corp.	1,603	260,904
Illinois Tool Works, Inc.	7,569	1,973,692
Ingersoll Rand, Inc.	12,090	998,876
ITT, Inc.	2,357	421,337
JBT Marel Corp.	1,229	172,613
Lincoln Electric Holdings, Inc.	1,628	383,931
Middleby Corp.(1)	796	105,812
Mueller Industries, Inc.	2,214	223,858
Nordson Corp.	1,163	263,943
Otis Worldwide Corp.	10,014	915,580
PACCAR, Inc.	3,053	300,171
Parker-Hannifin Corp.	3,067	2,325,246

5
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
Pentair PLC	3,551	$ 393,309
RBC Bearings, Inc.(1)	834	325,502
Snap-on, Inc.	497	172,225
SPX Technologies, Inc.(1)	1,584	295,859
Toro Co.	1,335	101,727
Watts Water Technologies, Inc., Class A	1,100	307,208
Westinghouse Air Brake Technologies Corp.	4,726	947,421
Xylem, Inc.	4,658	687,055
		$20,346,442
Media — 0.1%
Liberty Broadband Corp., Class C(1)	1,127	$71,609
New York Times Co., Class A	5,070	291,018
Trade Desk, Inc., Class A(1)	11,590	568,026
		$930,653
Metals & Mining — 0.2%
Carpenter Technology Corp.	2,885	$708,383
Commercial Metals Co.	6,993	400,559
Reliance, Inc.	559	156,984
Steel Dynamics, Inc.	1,471	205,102
		$1,471,028
Mortgage Real Estate Investment Trusts (REITs) — 0.0%†
AGNC Investment Corp.(2)	7,740	$75,774
Annaly Capital Management, Inc.	12,166	245,875
		$321,649
Multi-Utilities — 0.0%†
Public Service Enterprise Group, Inc.	903	$75,364
		$75,364
Office REITs — 0.0%†
BXP, Inc.	642	$47,726
Vornado Realty Trust	2,158	87,464
		$135,190
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	1,217	$108,118
		$108,118
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	3,917	$142,383
e.l.f. Beauty, Inc.(1)	1,380	182,823
Estee Lauder Cos., Inc., Class A	3,503	308,684
Kenvue, Inc.	34,978	567,693
		$1,201,583
Pharmaceuticals — 1.9%
Corcept Therapeutics, Inc.(1)	3,194	$265,453
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	16,753	$ 12,782,539
Jazz Pharmaceuticals PLC(1)	654	86,197
Zoetis, Inc.	9,806	1,434,814
		$ 14,569,003
Professional Services — 1.0%
Amentum Holdings, Inc.(1)	3,180	$ 76,161
Automatic Data Processing, Inc.	7,485	2,196,847
Booz Allen Hamilton Holding Corp.	1,850	184,908
Broadridge Financial Solutions, Inc.	2,710	645,441
Dayforce, Inc.(1)	3,950	272,115
Equifax, Inc.	3,198	820,383
ExlService Holdings, Inc.(1)	5,799	255,330
FTI Consulting, Inc.(1)	821	132,715
Genpact Ltd.	1,822	76,324
Parsons Corp.(1)	1,742	144,447
Paychex, Inc.	6,603	836,996
Paycom Software, Inc.	1,408	293,061
Paylocity Holding Corp.(1)	1,290	205,458
SS&C Technologies Holdings, Inc.	3,725	330,631
TransUnion	5,081	425,686
UL Solutions, Inc., Class A(2)	2,515	178,213
Verisk Analytics, Inc.	3,440	865,194
		$7,939,910
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	5,955	$938,270
CoStar Group, Inc.(1)	10,525	887,994
Zillow Group, Inc., Class C(1)	1,850	142,543
		$1,968,807
Residential REITs — 0.2%
AvalonBay Communities, Inc.	498	$96,199
Camden Property Trust	1,218	130,058
Equity LifeStyle Properties, Inc.	3,167	192,237
Essex Property Trust, Inc.	398	106,529
Invitation Homes, Inc.	11,108	325,798
Mid-America Apartment Communities, Inc.	520	72,659
Sun Communities, Inc.	3,099	399,771
UDR, Inc.	4,540	169,160
		$1,492,411
Retail REITs — 0.1%
Kite Realty Group Trust	6,626	$147,760
Phillips Edison & Co., Inc.	3,374	115,829
Regency Centers Corp.	1,621	118,171
Simon Property Group, Inc.	1,641	307,967
		$689,727

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(1)	35,574	$ 5,755,517
Allegro MicroSystems, Inc.(1)	4,079	119,107
Analog Devices, Inc.	9,696	2,382,307
Applied Materials, Inc.	17,339	3,549,987
Astera Labs, Inc.(1)	2,983	584,071
Broadcom, Inc.	86,337	28,483,440
Cirrus Logic, Inc.(1)	1,228	153,856
Enphase Energy, Inc.(1)	3,482	123,228
Entegris, Inc.(2)	3,181	294,115
First Solar, Inc.(1)	2,288	504,573
KLA Corp.	2,947	3,178,634
Lam Research Corp.	28,531	3,820,301
Lattice Semiconductor Corp.(1)	3,741	274,290
Marvell Technology, Inc.	12,868	1,081,813
Microchip Technology, Inc.	5,368	344,733
Micron Technology, Inc.	10,835	1,812,912
MKS, Inc.	894	110,650
Monolithic Power Systems, Inc.	1,062	977,720
NVIDIA Corp.	384,910	71,816,508
ON Semiconductor Corp.(1)	9,889	487,627
Qorvo, Inc.(1)	2,576	234,622
QUALCOMM, Inc.	13,764	2,289,779
Rambus, Inc.(1)	3,303	344,173
Teradyne, Inc.	3,513	483,529
Texas Instruments, Inc.	11,390	2,092,685
Universal Display Corp.	1,561	224,206
		$131,524,383
Software — 15.1%
ACI Worldwide, Inc.(1)	1,805	$95,250
Adobe, Inc.(1)	9,504	3,352,536
AppFolio, Inc., Class A(1)	620	170,909
AppLovin Corp., Class A(1)	4,952	3,558,210
Atlassian Corp., Class A(1)	3,832	611,970
Autodesk, Inc.(1)	4,834	1,535,617
Bentley Systems, Inc., Class B	3,772	194,183
Box, Inc., Class A(1)	5,350	172,644
Cadence Design Systems, Inc.(1)	6,132	2,153,926
CCC Intelligent Solutions Holdings, Inc.(1)	18,933	172,480
Clearwater Analytics Holdings, Inc., Class A(1)	7,137	128,609
Commvault Systems, Inc.(1)	1,484	280,150
Confluent, Inc., Class A(1)	7,284	144,223
CrowdStrike Holdings, Inc., Class A(1)	5,412	2,653,937
Datadog, Inc., Class A(1)	7,026	1,000,502
Docusign, Inc.(1)	4,880	351,799
Dolby Laboratories, Inc., Class A	1,919	138,878
Dropbox, Inc., Class A(1)	6,775	204,673
Dynatrace, Inc.(1)	8,559	414,684
Elastic NV(1)	2,564	216,632
Fair Isaac Corp.(1)	584	873,973
Fortinet, Inc.(1)	15,117	1,271,037
Security	Shares	Value
Software (continued)
Gen Digital, Inc.	16,013	$ 454,609
Guidewire Software, Inc.(1)	2,030	466,616
HubSpot, Inc.(1)	1,318	616,560
Intuit, Inc.	6,027	4,115,899
Manhattan Associates, Inc.(1)	1,658	339,857
MARA Holdings, Inc.(1)(2)	10,556	192,753
Microsoft Corp.	119,858	62,080,451
Nutanix, Inc., Class A(1)	6,238	464,045
Oracle Corp.	34,366	9,665,094
Palo Alto Networks, Inc.(1)	14,732	2,999,730
PTC, Inc.(1)	2,962	601,345
Q2 Holdings, Inc.(1)	1,863	134,863
Qualys, Inc.(1)	1,271	168,191
Roper Technologies, Inc.	2,166	1,080,163
Salesforce, Inc.	20,232	4,794,984
Samsara, Inc., Class A(1)	7,322	272,744
SentinelOne, Inc., Class A(1)	12,545	220,917
ServiceNow, Inc.(1)	4,661	4,289,425
SPS Commerce, Inc.(1)	1,798	187,244
Synopsys, Inc.(1)	4,228	2,086,053
Tyler Technologies, Inc.(1)	1,028	537,808
Varonis Systems, Inc.(1)	2,875	165,226
Workday, Inc., Class A(1)	4,923	1,185,114
Zscaler, Inc.(1)	2,295	687,720
		$117,504,233
Specialized REITs — 0.8%
American Tower Corp.	7,328	$1,409,321
Crown Castle, Inc.	7,175	692,316
CubeSmart	2,267	92,176
Digital Realty Trust, Inc.	2,995	517,776
Equinix, Inc.	2,031	1,590,760
Extra Space Storage, Inc.	831	117,121
Iron Mountain, Inc.	7,446	759,045
Lamar Advertising Co., Class A	1,236	151,311
National Storage Affiliates Trust	3,950	119,369
Public Storage	1,932	558,058
SBA Communications Corp.	2,459	475,448
		$6,482,701
Specialty Retail — 2.4%
AutoZone, Inc.(1)	364	$1,561,647
Boot Barn Holdings, Inc.(1)	937	155,280
Burlington Stores, Inc.(1)	1,290	328,305
Carvana Co.(1)	2,532	955,172
Dick's Sporting Goods, Inc.	388	86,221
Five Below, Inc.(1)	807	124,843
Floor & Decor Holdings, Inc., Class A(1)	2,377	175,185
GameStop Corp., Class A(1)	8,137	221,977
Home Depot, Inc.	15,151	6,139,034
Lowe's Cos., Inc.	6,238	1,567,672

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.(1)	17,892	$ 1,928,936
Ross Stores, Inc.	5,335	813,001
TJX Cos., Inc.	22,955	3,317,916
Tractor Supply Co.	8,327	473,556
Ulta Beauty, Inc.(1)	993	542,923
Urban Outfitters, Inc.(1)	1,483	105,931
Williams-Sonoma, Inc.	2,412	471,425
		$ 18,969,024
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	241,581	$61,513,770
Dell Technologies, Inc., Class C	4,057	575,161
NetApp, Inc.	1,836	217,492
Pure Storage, Inc., Class A(1)	7,310	612,651
Super Micro Computer, Inc.(1)	13,790	661,093
		$63,580,167
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	733	$61,242
Deckers Outdoor Corp.(1)	3,354	339,995
lululemon Athletica, Inc.(1)	2,640	469,735
NIKE, Inc., Class B	8,549	596,122
Ralph Lauren Corp.	830	260,255
Tapestry, Inc.	3,399	384,835
		$2,112,184
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,113	$290,549
Core & Main, Inc., Class A(1)	5,098	274,425
Fastenal Co.	24,212	1,187,357
Ferguson Enterprises, Inc.	2,667	598,955
FTAI Aviation Ltd.	2,949	492,070
GATX Corp.	346	60,481
QXO, Inc.(1)(2)	4,000	76,240
SiteOne Landscape Supply, Inc.(1)	1,053	135,626
United Rentals, Inc.	1,672	1,596,192
W.W. Grainger, Inc.	1,024	975,831
Watsco, Inc.	710	287,053
		$5,974,779
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,006	$140,025
		$140,025
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,108	$1,701,513
		$1,701,513
Total Common Stocks (identified cost $387,622,203)		$772,955,193

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.3%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	1,718,172	$ 1,718,172
Total Affiliated Fund (identified cost $1,718,172)		$ 1,718,172
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	473,726	$ 473,726
Total Securities Lending Collateral (identified cost $473,726)		$ 473,726
Total Short-Term Investments (identified cost $2,191,898)		$ 2,191,898
Total Investments — 99.6% (identified cost $389,815,267)		$775,148,257
Other Assets, Less Liabilities — 0.4%		$ 3,033,798
Net Assets — 100.0%		$778,182,055

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $1,813,722.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166
		$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $388,097,095) - including $1,813,722 of securities on loan	$773,430,085
Investments in securities of affiliated issuers, at value (identified cost $1,718,172)	1,718,172
Receivable for capital shares sold	4,026,229
Dividends receivable	210,862
Dividends receivable - affiliated	2,733
Securities lending income receivable	553
Receivable from affiliates	81,619
Directors' deferred compensation plan	51,831
Total assets	$779,522,084
Liabilities
Payable for capital shares redeemed	$432,033
Deposits for securities loaned	473,726
Payable to affiliates:
Investment advisory fee	75,515
Administrative fee	75,631
Distribution and service fees	25,677
Sub-transfer agency fee	5,143
Directors' deferred compensation plan	51,831
Payable for transfer agency fees and expenses	85,065
Accrued expenses	115,408
Total liabilities	$1,340,029
Net Assets	$778,182,055
Sources of Net Assets
Paid-in capital	$380,674,553
Distributable earnings	397,507,502
Net Assets	$778,182,055
Class A Shares
Net Assets	$126,076,589
Shares Outstanding	1,682,565
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$74.93
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$78.67
Class I Shares
Net Assets	$534,017,319
Shares Outstanding	7,043,762
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$75.81
10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$118,088,147
Shares Outstanding	1,561,374
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$75.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $193)	$5,697,412
Dividend income - affiliated issuers	31,027
Interest income	475
Securities lending income, net	3,240
Total investment income	$5,732,154
Expenses
Investment advisory fee	$857,339
Administrative fee	857,339
Distribution and service fees:
Class A	290,864
Directors' fees and expenses	39,781
Custodian fees	12,478
Transfer agency fees and expenses	559,371
Accounting fees	161,000
Professional fees	68,224
Registration fees	62,525
Reports to shareholders	45,402
Miscellaneous	37,532
Total expenses	$2,991,855
Waiver and/or reimbursement of expenses by affiliates	$(1,011,669)
Net expenses	$1,980,186
Net investment income	$3,751,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$23,968,541
Foreign currency transactions	154
Net realized gain	$23,968,695
Change in unrealized appreciation (depreciation):
Investment securities	$81,997,129
Foreign currency	(136)
Net change in unrealized appreciation (depreciation)	$81,996,993
Net realized and unrealized gain	$105,965,688
Net increase in net assets from operations	$109,717,656
12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,751,968	$3,808,806
Net realized gain	23,968,695	19,695,637
Net change in unrealized appreciation (depreciation)	81,996,993	173,417,577
Net increase in net assets from operations	$109,717,656	$196,922,020
Distributions to shareholders:
Class A	$(2,170,956)	$(323,132)
Class I	(9,947,546)	(2,111,056)
Class R6	(2,264,501)	(540,421)
Total distributions to shareholders	$(14,383,003)	$(2,974,609)
Capital share transactions:
Class A	$(3,834,444)	$5,155,077
Class I	(15,277,635)	(5,625,263)
Class R6	2,962,847	15,575,329
Net increase (decrease) in net assets from capital share transactions	$(16,149,232)	$15,105,143
Net increase in net assets	$79,185,421	$209,052,554
Net Assets
At beginning of year	$698,996,634	$489,944,080
At end of year	$778,182,055	$698,996,634
13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$65.61	$47.47	$38.18	$49.71	$39.77
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.23	$0.22	$0.16	$0.15
Net realized and unrealized gain (loss)	10.35	18.10	9.20	(10.79)	10.49
Total income (loss) from operations	$10.56	$18.33	$9.42	$(10.63)	$10.64
Less Distributions
From net investment income	$(0.22)	$(0.19)	$(0.13)	$(0.11)	$(0.15)
From net realized gain	(1.02)	—	—	(0.79)	(0.55)
Total distributions	$(1.24)	$(0.19)	$(0.13)	$(0.90)	$(0.70)
Net asset value — End of year	$74.93	$65.61	$47.47	$38.18	$49.71
Total Return(2)	16.26%	38.71%	24.73%	(21.87)%	27.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$126,077	$114,160	$77,895	$47,248	$50,963
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%	0.64%	0.66%	0.65%	0.66%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%(4)	0.49%
Net investment income	0.31%	0.41%	0.49%	0.35%	0.32%
Portfolio Turnover	30%	30%	23%	19%	25%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$66.34	$47.97	$38.55	$50.15	$40.08
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.38	$0.33	$0.28	$0.27
Net realized and unrealized gain (loss)	10.47	18.28	9.29	(10.87)	10.57
Total income (loss) from operations	$10.85	$18.66	$9.62	$(10.59)	$10.84
Less Distributions
From net investment income	$(0.36)	$(0.29)	$(0.20)	$(0.22)	$(0.22)
From net realized gain	(1.02)	—	—	(0.79)	(0.55)
Total distributions	$(1.38)	$(0.29)	$(0.20)	$(1.01)	$(0.77)
Net asset value — End of year	$75.81	$66.34	$47.97	$38.55	$50.15
Total Return(2)	16.54%	39.04%	25.05%	(21.66)%	27.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$534,017	$483,729	$354,003	$297,905	$209,865
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.39%	0.39%	0.41%	0.40%	0.41%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%(4)	0.24%
Net investment income	0.56%	0.66%	0.74%	0.61%	0.57%
Portfolio Turnover	30%	30%	23%	19%	25%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$66.21	$47.91	$38.55	$50.25
Income (Loss) From Operations
Net investment income(2)	$0.40	$0.40	$0.35	$0.19
Net realized and unrealized gain (loss)	10.46	18.24	9.28	(11.89)
Total income (loss) from operations	$10.86	$18.64	$9.63	$(11.70)
Less Distributions
From net investment income	$(0.42)	$(0.34)	$(0.27)	$ —
From net realized gain	(1.02)	—	—	—
Total distributions	$(1.44)	$(0.34)	$(0.27)	$ —
Net asset value — End of period	$75.63	$66.21	$47.91	$38.55
Total Return(3)	16.59%	39.07%	25.09%	(23.28)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,088	$101,107	$58,046	$864
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.31%	0.36%	0.37%	0.40%(6)
Net expenses	0.21%(7)	0.21%(7)	0.21%(7)	0.21%(6)(7)
Net investment income	0.59%	0.68%	0.76%	0.68%(6)
Portfolio Turnover	30%	30%	23%	19%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$772,955,193(2)	$ —	$ —	$772,955,193
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	1,718,172	—	—	1,718,172
Securities Lending Collateral	473,726	—	—	473,726
Total Investments	$775,147,091	$ —	$1,166	$775,148,257

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
D  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable
18

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $857,339.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $1,173 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.21% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $1,010,496.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $857,339.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $290,864 for Class A shares.
The Fund was informed that EVD received $27,192 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received $106 of contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $20,501 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $216,115,298 and $247,665,322, respectively.
19

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$4,412,363	$2,974,609
Long-term capital gains	$9,970,640	$ —
During the year ended September 30, 2025, distributable earnings was decreased by $2,101,385 and paid-in capital was increased by $2,101,385 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$5,598,333
Undistributed long-term capital gains	16,203,875
Net unrealized appreciation	375,705,294
Distributable earnings	$397,507,502
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$399,442,963
Gross unrealized appreciation	$379,754,030
Gross unrealized depreciation	(4,048,736)
Net unrealized appreciation	$375,705,294
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $1,813,722 and the total value of collateral received was $1,850,637, comprised of cash of $473,726 and U.S. government and/or agencies securities of $1,376,911.
20

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$473,726	$ —	$ —	$ —	$473,726
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,718,172, which represents 0.2% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$75,741	$74,199,215	$(72,556,784)	$ —	$ —	$1,718,172	$31,027	1,718,172
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	339,255	$22,680,540	421,687	$23,486,823
Reinvestment of distributions	29,234	2,018,906	5,514	291,788
Shares redeemed	(425,849)	(28,533,890)	(328,068)	(18,623,534)
Net increase (decrease)	(57,360)	$(3,834,444)	99,133	$5,155,077
21

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,671,659	$115,294,718	1,430,020	$81,709,904
Reinvestment of distributions	141,390	9,860,511	39,101	2,088,367
Shares redeemed	(2,060,915)	(140,432,864)	(1,557,595)	(89,423,534)
Net decrease	(247,866)	$(15,277,635)	(88,474)	$(5,625,263)
Class R6
Shares sold	452,262	$30,401,221	619,607	$34,175,839
Reinvestment of distributions	32,441	2,256,282	10,141	540,421
Shares redeemed	(450,325)	(29,694,656)	(314,373)	(19,140,931)
Net increase	34,378	$2,962,847	315,375	$15,575,329
22

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert US Large-Cap Growth Responsible Index Fund and Board of Directors of Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), one of the funds constituting Calvert Responsible Index Series, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $45,853, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $5,301,210, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 86.45% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $17,765,836 or, if subsequently determined to be different, the net capital gain of such year.
24

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Responsible Index Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Responsible Index Series, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	127,850,233	1,822,744
Von M. Hughes	125,271,720	4,401,256
Kim M. Keenan	127,894,543	1,778,434
Eddie Ramos	125,370,461	4,302,516
Carlton M. Waterhouse	125,358,676	4,314,300
Results are rounded to the nearest whole number.
25

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024.  This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe for the one-year period ended December 31, 2024, while it had outperformed the median of its peer universe for the three- and five-year periods ended December 31, 2024.  This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
27

Calvert
US Large-Cap Growth Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

CGJAX-NCSR 9.30.25

Calvert
International Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
International Responsible Index Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.3%
ANZ Group Holdings Ltd.	171,484	$ 3,765,537
APA Group	83,617	490,885
ASX Ltd.	12,187	472,328
BlueScope Steel Ltd.	64,170	963,890
Brambles Ltd.	103,089	1,691,448
CAR Group Ltd.	24,284	590,606
Cochlear Ltd.	4,040	744,515
Coles Group Ltd.	98,905	1,522,427
Commonwealth Bank of Australia	91,978	10,157,455
Computershare Ltd.	27,646	664,218
CSL Ltd.	32,047	4,215,660
Evolution Mining Ltd.	308,076	2,196,129
Fortescue Ltd.(1)	229,024	2,836,336
Goodman Group	120,198	2,604,811
Insurance Australia Group Ltd.	135,051	731,805
JB Hi-Fi Ltd.	6,918	530,941
Macquarie Group Ltd.	20,605	2,990,815
Medibank Pvt Ltd.	169,618	540,368
National Australia Bank Ltd.	179,246	5,228,920
Northern Star Resources Ltd.(1)	213,543	3,334,539
Pro Medicus Ltd.	3,214	654,356
Qantas Airways Ltd.	37,771	272,926
QBE Insurance Group Ltd.	82,388	1,121,157
REA Group Ltd.	3,413	521,909
Reece Ltd.	13,514	100,913
Scentre Group	306,402	826,481
SGH Ltd.	15,057	497,030
Sonic Healthcare Ltd.	28,021	396,886
South32 Ltd.	698,124	1,265,501
Stockland	140,481	568,135
Suncorp Group Ltd.	63,389	849,900
Technology One Ltd.	19,211	489,081
Telstra Group Ltd.	254,495	811,361
Transurban Group	196,431	1,792,207
Vicinity Ltd.	215,492	359,013
Wesfarmers Ltd.	65,668	3,994,802
Westpac Banking Corp.	200,453	5,164,639
WiseTech Global Ltd.	11,064	661,443
Woolworths Group Ltd.	83,568	1,474,813
		$68,096,186
Austria — 0.3%
ANDRITZ AG	4,246	$299,567
BAWAG Group AG(2)	3,368	444,014
Erste Group Bank AG	16,028	1,575,593
OMV AG	20,549	1,097,888
Verbund AG	3,096	225,491
		$3,642,553
Security	Shares	Value
Belgium — 0.7%
Ackermans & van Haaren NV	818	$ 210,191
Ageas SA	7,568	524,889
Anheuser-Busch InBev SA	48,521	2,900,424
D'ieteren Group	906	170,054
Elia Group SA	2,918	337,120
Groupe Bruxelles Lambert NV	3,264	292,615
KBC Ancora	2,000	158,958
KBC Group NV	10,776	1,291,385
Lotus Bakeries NV	28	264,199
Sofina SA	788	232,992
Syensqo SA	4,759	386,375
UCB SA	6,421	1,792,325
Warehouses De Pauw CVA	8,082	202,612
		$8,764,139
Canada — 10.3%
Agnico Eagle Mines Ltd.	38,019	$6,403,430
Alimentation Couche-Tard, Inc.	57,005	3,041,332
AltaGas Ltd.	45,884	1,413,743
Bank of Montreal	43,519	5,670,885
Bank of Nova Scotia	74,800	4,836,712
BCE, Inc.	20,902	488,419
Brookfield Asset Management Ltd., Class A	23,536	1,339,406
Brookfield Corp.	83,412	5,723,225
CAE, Inc.(3)	25,220	746,796
Cameco Corp.(1)	45,763	3,840,712
Canadian Imperial Bank of Commerce(1)	53,646	4,286,823
Canadian National Railway Co.	39,282	3,704,369
Canadian Pacific Kansas City Ltd.	59,793	4,453,219
Canadian Tire Corp. Ltd., Class A(1)	3,361	400,098
CCL Industries, Inc., Class B	10,684	602,179
Celestica, Inc.(3)	7,452	1,833,791
CGI, Inc.	12,196	1,086,309
Constellation Software, Inc.	1,267	3,439,463
Descartes Systems Group, Inc.(3)	5,698	536,514
Dollarama, Inc.	16,189	2,135,036
Element Fleet Management Corp.	27,674	716,657
Emera, Inc.	19,211	921,692
Empire Co. Ltd., Class A	11,152	400,260
FirstService Corp.	2,767	527,195
Fortis, Inc.	31,815	1,613,725
George Weston Ltd.	12,360	753,927
GFL Environmental, Inc.	16,390	776,809
Gildan Activewear, Inc.	9,372	541,430
Great-West Lifeco, Inc.	17,651	716,339
Hydro One Ltd.(2)	19,532	696,820
iA Financial Corp., Inc.	5,434	617,821
IGM Financial, Inc.	4,844	176,329
Intact Financial Corp.	10,553	2,053,198
Ivanhoe Mines Ltd., Class A(1)(3)	102,019	1,081,986
Kinross Gold Corp.	149,795	3,717,697

1
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Canada (continued)
Loblaw Cos. Ltd.	43,072	$ 1,665,995
Lundin Mining Corp.	100,195	1,494,610
Magna International, Inc.	18,427	873,088
Manulife Financial Corp.	104,767	3,264,135
Metro, Inc.	15,656	1,051,496
National Bank of Canada(1)	23,683	2,515,670
Nutrien Ltd.	38,248	2,246,180
Open Text Corp.(1)	14,132	528,236
Power Corp. of Canada(1)	34,506	1,493,103
Quebecor, Inc., Class B	11,621	365,907
RB Global, Inc.	13,239	1,433,963
Rogers Communications, Inc., Class B	24,741	851,722
Royal Bank of Canada	76,729	11,308,940
Saputo, Inc.	17,192	417,539
Shopify, Inc., Class A(3)	67,406	10,017,206
Stantec, Inc.	7,224	779,083
Sun Life Financial, Inc.	33,519	2,012,778
Teck Resources Ltd., Class B(1)	72,490	3,179,934
TELUS Corp.	31,329	493,448
TFI International, Inc.(1)	4,432	390,049
Thomson Reuters Corp.	8,862	1,376,071
TMX Group Ltd.	17,677	676,240
Toromont Industries Ltd.	6,349	704,927
Toronto-Dominion Bank	103,256	8,256,325
Waste Connections, Inc.	16,679	2,932,158
WSP Global, Inc.	8,434	1,657,469
		$133,280,618
Denmark — 1.5%
AP Moller - Maersk AS, Class B	309	$607,424
Carlsberg AS, Class B	5,390	627,384
Coloplast AS, Class B	6,785	584,800
Danske Bank AS	29,701	1,268,665
Demant AS(3)	4,371	152,163
DSV AS	9,403	1,878,442
Genmab AS(3)	3,409	1,051,841
Jyske Bank AS	1,791	199,990
Novo Nordisk AS, Class B	172,418	9,600,514
Novonesis (Novozymes), Class B	19,866	1,222,634
Orsted AS(2)(3)	29,617	515,176
Pandora AS	4,031	527,043
Rockwool AS, Class B	4,652	173,433
Tryg AS	13,057	331,507
Vestas Wind Systems AS	56,193	1,068,972
		$19,809,988
Finland — 0.9%
Amer Sports, Inc.(3)	7,057	$245,231
Elisa OYJ	6,281	329,679
Fortum OYJ	23,984	455,232
Kesko OYJ, Class B	18,070	384,564
Security	Shares	Value
Finland (continued)
Kone OYJ, Class B	19,053	$ 1,299,589
Konecranes OYJ	3,971	328,756
Metso OYJ(1)	36,137	498,123
Neste OYJ	60,717	1,115,599
Nokia OYJ	245,975	1,182,844
Nordea Bank Abp	147,082	2,418,077
Orion OYJ, Class B	4,894	375,729
Sampo OYJ, Class A	119,898	1,378,461
Stora Enso OYJ, Class R(1)	33,759	371,515
UPM-Kymmene OYJ	29,412	805,495
Valmet OYJ(1)	7,840	261,210
Wartsila OYJ Abp	24,717	741,379
		$12,191,483
France — 8.1%
Accor SA	9,551	$453,772
Air Liquide SA	36,568	7,619,187
Alstom SA(3)	21,480	562,055
Amundi SA(2)	4,060	322,667
Arkema SA	3,932	249,321
AXA SA	86,202	4,133,820
Ayvens SA(2)	13,428	162,723
BioMerieux	2,430	326,151
BNP Paribas SA(1)	51,176	4,680,701
Bouygues SA	8,959	404,084
Bureau Veritas SA	16,148	506,488
Capgemini SE	8,303	1,211,220
Carrefour SA	43,757	663,127
Cie de Saint-Gobain SA	40,909	4,432,556
Cie Generale des Etablissements Michelin SCA	34,763	1,251,946
Covivio SA	2,495	168,161
Credit Agricole SA	54,445	1,072,897
Danone SA	37,883	3,300,869
Dassault Systemes SE	34,329	1,154,863
Edenred SE	15,482	368,699
Eiffage SA	3,806	487,617
Elis SA	12,454	359,475
Engie SA	90,483	1,945,070
EssilorLuxottica SA	17,411	5,671,699
Eurofins Scientific SE	6,651	485,034
Gecina SA	2,588	259,990
Getlink SE	19,320	356,250
Hermes International SCA	1,715	4,217,253
Ipsen SA	1,880	252,439
Kering SA	3,552	1,190,266
Klepierre SA	11,318	441,854
Legrand SA	16,187	2,689,651
L'Oreal SA	12,111	5,262,074
LVMH Moet Hennessy Louis Vuitton SE	12,782	7,865,805
Orange SA	94,235	1,528,584
Pernod Ricard SA	11,723	1,154,137

2
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
France (continued)
Publicis Groupe SA	13,109	$ 1,261,523
Renault SA	9,165	376,850
Rexel SA	14,220	468,168
Safran SA	21,837	7,749,275
Sanofi SA	63,058	5,971,212
Sartorius Stedim Biotech	1,493	304,263
Schneider Electric SE	35,660	10,037,301
SCOR SE	7,381	261,037
SEB SA(1)	1,385	102,267
Societe Generale SA	37,999	2,529,833
Sodexo SA	4,875	307,584
SPIE SA	6,633	358,591
Technip Energies NV	7,104	335,264
Teleperformance SE(1)	3,016	225,275
Thales SA	5,453	1,723,772
Unibail-Rodamco-Westfield(3)	6,147	647,369
Veolia Environnement SA	33,409	1,139,314
Vinci SA	26,769	3,720,141
		$104,731,544
Germany — 7.4%
adidas AG	9,191	$1,947,403
Allianz SE	21,528	9,057,409
Aumovio SE(3)	3,007	124,007
Bayerische Motoren Werke AG	19,479	1,963,237
Bechtle AG	4,581	211,774
Beiersdorf AG	4,879	510,519
BioNTech SE ADR(3)	4,677	461,246
Brenntag SE	8,674	519,769
Carl Zeiss Meditec AG	1,767	88,148
Commerzbank AG	39,222	1,485,024
Continental AG	6,015	397,928
CTS Eventim AG & Co. KGaA	3,411	334,873
Daimler Truck Holding AG	35,672	1,475,092
Deutsche Boerse AG	10,164	2,721,828
Deutsche Lufthansa AG	32,660	277,192
Deutsche Post AG	54,988	2,457,268
Deutsche Telekom AG	202,223	6,889,629
E.ON SE	127,910	2,409,246
Evonik Industries AG	13,617	236,787
Fraport AG Frankfurt Airport Services Worldwide(3)	1,989	172,132
FUCHS SE, PFC Shares	5,354	240,061
GEA Group AG	10,237	756,843
Hannover Rueck SE	3,264	984,941
Heidelberg Materials AG	14,097	3,186,567
Hella GmbH & Co. KGaA	1,500	143,077
Henkel AG & Co. KGaA	14,956	1,110,134
HOCHTIEF AG	889	238,631
Infineon Technologies AG	73,795	2,894,990
KION Group AG	5,733	388,958
Knorr-Bremse AG	4,685	440,806
Security	Shares	Value
Germany (continued)
LEG Immobilien SE	5,135	$ 409,248
Mercedes-Benz Group AG	45,754	2,883,874
Merck KGaA	7,571	982,297
MTU Aero Engines AG	3,670	1,693,109
Muenchener Rueckversicherungs-Gesellschaft AG	7,328	4,678,739
Nemetschek SE	3,640	475,026
Qiagen NV(1)	12,774	570,742
SAP SE	59,139	15,835,494
Scout24 SE(2)	4,026	505,092
Siemens AG	44,137	11,916,019
Siemens Energy AG(3)	45,212	5,315,987
Siemens Healthineers AG(2)	18,865	1,021,845
Symrise AG	9,207	800,735
Talanx AG	3,112	414,915
thyssenkrupp AG	76,129	1,050,414
Volkswagen AG	13,738	1,521,260
Vonovia SE	47,896	1,496,837
Zalando SE(2)(3)	11,463	351,779
		$96,048,931
Hong Kong — 1.5%
AIA Group Ltd.	574,583	$5,506,782
BOC Hong Kong Holdings Ltd.	192,850	903,458
Chow Tai Fook Jewellery Group Ltd.	128,000	255,794
CK Infrastructure Holdings Ltd.	31,500	206,667
CLP Holdings Ltd.	91,000	752,961
Hang Seng Bank Ltd.(1)	41,079	625,096
Henderson Land Development Co. Ltd.(1)	71,355	251,345
HKT Trust & HKT Ltd.	171,000	252,827
Hong Kong & China Gas Co. Ltd.	607,000	526,750
Hong Kong Exchanges & Clearing Ltd.	66,299	3,763,831
Hongkong Land Holdings Ltd.	62,000	392,473
Lenovo Group Ltd.	410,000	607,534
Link REIT	147,900	759,908
MTR Corp. Ltd.(1)	103,876	351,785
Power Assets Holdings Ltd.	76,500	484,216
Sino Land Co. Ltd.	178,000	225,050
Sun Hung Kai Properties Ltd.	82,301	984,447
Swire Pacific Ltd., Class A	24,393	206,667
Swire Properties Ltd.	72,600	206,628
Techtronic Industries Co. Ltd.	69,493	888,345
WH Group Ltd.(2)	535,041	579,423
Wharf Holdings Ltd.(1)	63,779	182,277
Wharf Real Estate Investment Co. Ltd.	88,000	259,847
		$19,174,111
Ireland — 0.8%
AIB Group PLC	99,849	$910,297
Bank of Ireland Group PLC	46,154	764,187
DCC PLC(1)	15,346	987,851
Experian PLC	59,476	2,987,310

3
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Ireland (continued)
ICON PLC(3)	4,281	$ 749,175
James Hardie Industries PLC, CDI(3)	82,908	1,538,720
Kerry Group PLC, Class A	9,672	873,166
Kingspan Group PLC	21,562	1,802,820
		$ 10,613,526
Israel — 0.8%
Bank Hapoalim BM	106,446	$ 2,163,747
Check Point Software Technologies Ltd.(3)	7,238	1,497,614
CyberArk Software Ltd.(3)	4,352	2,102,669
Mizrahi Tefahot Bank Ltd.	13,608	894,124
Monday.com Ltd.(3)	3,440	666,294
Nice Ltd.(3)	5,338	773,284
Nova Ltd.(1)(3)	3,289	1,051,362
Wix.com Ltd.(3)	4,522	803,243
		$9,952,337
Italy — 2.6%
A2A SpA	77,405	$202,571
Banca Generali SpA	3,139	175,461
Banca Mediolanum SpA	12,598	253,028
Banca Monte dei Paschi di Siena SpA(1)	130,066	1,157,353
Banco BPM SpA	57,759	866,876
BPER Banca SpA	74,228	825,575
Brunello Cucinelli SpA	1,844	202,016
DiaSorin SpA	1,327	117,892
Enel SpA	434,406	4,116,666
Ferrari NV	7,688	3,726,534
FinecoBank Banca Fineco SpA	35,578	772,173
Generali	45,359	1,782,610
Hera SpA	48,247	217,234
Infrastrutture Wireless Italiane SpA(2)	13,855	162,816
Intesa Sanpaolo SpA	744,102	4,925,343
Italgas SpA	34,422	317,089
Moncler SpA	12,528	737,315
Nexi SpA(1)(2)	17,387	98,502
Pirelli & C SpA(2)	25,026	170,818
Poste Italiane SpA(2)	24,252	576,495
PRADA SpA	34,400	207,109
Prysmian SpA	18,799	1,870,905
Recordati Industria Chimica e Farmaceutica SpA	5,926	361,693
Reply SpA	1,181	168,582
Ryanair Holdings PLC	41,176	1,203,263
Snam SpA	119,726	718,862
Telecom Italia SpA(3)	1,017,503	533,112
Terna - Rete Elettrica Nazionale	81,035	822,383
UniCredit SpA	75,836	5,770,747
Unipol Assicurazioni SpA	23,330	501,539
		$33,562,562
Security	Shares	Value
Japan — 16.6%
Advantest Corp.	41,900	$ 4,145,699
Aeon Co. Ltd.	100,137	1,215,488
AGC, Inc.	28,155	918,200
Aisin Corp.	26,300	454,205
Ajinomoto Co., Inc.	56,316	1,614,535
ANA Holdings, Inc.	9,256	178,821
Asahi Group Holdings Ltd.	98,700	1,183,307
Asahi Kasei Corp.	77,100	605,985
Asics Corp.	35,900	939,412
Astellas Pharma, Inc.	108,171	1,179,062
Bandai Namco Holdings, Inc.	31,325	1,042,230
BayCurrent, Inc.	8,500	499,519
Bridgestone Corp.	31,700	1,465,115
Canon, Inc.(1)	46,468	1,356,079
Capcom Co. Ltd.	19,000	515,869
Central Japan Railway Co.	41,935	1,202,261
Chiba Bank Ltd.	26,800	280,930
Chugai Pharmaceutical Co. Ltd.	39,056	1,731,527
Concordia Financial Group Ltd.	44,900	343,757
Dai Nippon Printing Co. Ltd.	23,358	397,197
Daifuku Co. Ltd.	22,500	720,089
Dai-ichi Life Holdings, Inc.	182,676	1,436,960
Daiichi Sankyo Co. Ltd.	100,339	2,257,647
Daikin Industries Ltd.(1)	17,100	1,970,982
Daito Trust Construction Co. Ltd.	18,000	394,942
Daiwa House Industry Co. Ltd.	31,292	1,123,852
Daiwa Securities Group, Inc.(1)	62,800	510,317
Denso Corp.	94,288	1,356,963
Disco Corp.	6,000	1,881,242
East Japan Railway Co.	50,978	1,246,862
Ebara Corp.	35,200	802,368
Eisai Co. Ltd.	14,425	487,317
FANUC Corp.	63,155	1,814,882
Fast Retailing Co. Ltd.	9,626	2,923,527
Fuji Electric Co. Ltd.	10,500	703,854
FUJIFILM Holdings Corp.	59,800	1,487,124
Fujikura Ltd.	13,400	1,310,747
Fujitsu Ltd.	96,280	2,258,567
Hankyu Hanshin Holdings, Inc.	14,200	418,745
Hikari Tsushin, Inc.	1,400	389,996
Hitachi Construction Machinery Co. Ltd.	5,500	175,751
HOYA Corp.	20,487	2,832,743
Hulic Co. Ltd.	19,900	217,991
IHI Corp.	66,500	1,238,514
Isuzu Motors Ltd.	39,500	497,833
ITOCHU Corp.	67,500	3,840,639
Japan Airlines Co. Ltd.	7,300	146,988
Japan Exchange Group, Inc.	58,000	647,684
Japan Post Bank Co. Ltd.	93,900	1,149,797
Kajima Corp.	22,000	641,186
Kao Corp.	25,563	1,114,062

4
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Kawasaki Heavy Industries Ltd.	10,600	$ 699,595
KDDI Corp.	163,636	2,609,753
Keyence Corp.	12,800	4,768,776
Kikkoman Corp.(1)	49,645	420,420
Kirin Holdings Co. Ltd.	50,100	734,021
Komatsu Ltd.	61,246	2,133,639
Kubota Corp.	60,294	757,558
Kyocera Corp.	69,800	937,672
Kyowa Kirin Co. Ltd.	12,806	200,189
LY Corp.	151,700	486,958
M3, Inc.(1)	24,900	403,089
Makita Corp.	11,792	382,195
Marubeni Corp.	82,300	2,053,566
MatsukiyoCocokara & Co.	22,800	462,813
MEIJI Holdings Co. Ltd.	13,642	282,872
Mitsubishi Chemical Group Corp.	91,560	525,934
Mitsubishi Electric Corp.	125,707	3,228,625
Mitsubishi Estate Co. Ltd.	58,308	1,340,141
Mitsubishi HC Capital, Inc.	43,000	355,210
Mitsubishi Heavy Industries Ltd.	210,300	5,503,360
Mitsubishi UFJ Financial Group, Inc.(4)	656,157	10,584,711
Mitsui Fudosan Co. Ltd.	140,700	1,531,675
Mizuho Financial Group, Inc.	126,958	4,267,801
MonotaRO Co. Ltd.	16,000	232,300
MS&AD Insurance Group Holdings, Inc.	66,900	1,515,012
Murata Manufacturing Co. Ltd.	114,759	2,178,591
NEC Corp.	70,300	2,250,239
Nidec Corp.	47,360	841,818
Nintendo Co. Ltd.	60,490	5,233,548
Nippon Building Fund, Inc.	410	386,872
Nippon Paint Holdings Co. Ltd.(1)	71,245	486,059
Nippon Sanso Holdings Corp.	11,100	393,114
Nissin Foods Holdings Co. Ltd.(1)	13,497	254,224
Nitori Holdings Co. Ltd.	22,340	431,951
Nitto Denko Corp.	46,930	1,112,463
Nomura Holdings, Inc.	166,000	1,216,559
Nomura Research Institute Ltd.	21,300	817,750
NTT, Inc.	1,665,000	1,740,459
Obayashi Corp.	39,100	641,768
Olympus Corp.	61,000	771,224
Oracle Corp. Japan	2,126	217,071
Oriental Land Co. Ltd.	61,985	1,492,169
ORIX Corp.	62,667	1,644,757
Osaka Gas Co. Ltd.	21,800	631,408
Otsuka Corp.	13,176	275,038
Otsuka Holdings Co. Ltd.	25,820	1,376,999
Pan Pacific International Holdings Corp.	104,000	684,730
Panasonic Holdings Corp.	128,200	1,391,494
Rakuten Group, Inc.(3)	80,400	521,367
Recruit Holdings Co. Ltd.	82,479	4,434,387
Renesas Electronics Corp.	101,500	1,167,777
Security	Shares	Value
Japan (continued)
Resona Holdings, Inc.	108,133	$ 1,102,664
Ryohin Keikaku Co. Ltd.	28,800	573,038
Sanrio Co. Ltd.	9,500	445,930
Sanwa Holdings Corp.	10,000	285,885
SBI Holdings, Inc.	14,400	626,939
SCREEN Holdings Co. Ltd.(1)	4,600	416,816
SCSK Corp.	8,000	239,466
SECOM Co. Ltd.	23,400	858,485
Seibu Holdings, Inc.	12,500	452,388
Sekisui Chemical Co. Ltd.	19,172	356,919
Sekisui House Ltd.	35,570	808,954
Seven & i Holdings Co. Ltd.	132,900	1,783,307
Shimadzu Corp.	15,026	378,918
Shin-Etsu Chemical Co. Ltd.	110,085	3,604,570
Shionogi & Co. Ltd.	47,062	829,225
Shiseido Co. Ltd.	22,197	378,911
Shizuoka Financial Group, Inc.	24,800	339,245
SMC Corp.	3,732	1,153,531
SoftBank Corp.	1,597,400	2,349,454
SoftBank Group Corp.	52,390	6,610,597
Sompo Holdings, Inc.	48,011	1,484,286
Sony Financial Group, Inc.(3)	337,700	374,499
Sony Group Corp.	337,700	9,707,761
Square Enix Holdings Co. Ltd.	14,700	316,340
Subaru Corp.	34,600	705,124
Sumitomo Electric Industries Ltd.	39,573	1,126,012
Sumitomo Mitsui Financial Group, Inc.	206,159	5,799,842
Sumitomo Mitsui Trust Group, Inc.	33,132	961,624
Suntory Beverage & Food Ltd.	8,300	259,407
Sysmex Corp.	25,678	317,441
T&D Holdings, Inc.	26,419	645,779
Takeda Pharmaceutical Co. Ltd.	93,352	2,741,785
TDK Corp.	105,410	1,526,422
Terumo Corp.	76,192	1,256,903
TIS, Inc.	13,200	435,404
Tokio Marine Holdings, Inc.	95,500	4,041,860
Tokyo Electron Ltd.	25,078	4,445,501
Tokyo Gas Co. Ltd.	15,900	565,382
Tokyu Corp.(1)	28,932	352,838
TOPPAN Holdings, Inc.	14,500	371,519
Toray Industries, Inc.	88,250	563,014
Toyo Suisan Kaisha Ltd.	5,400	385,774
Toyota Industries Corp.	9,275	1,043,145
Toyota Motor Corp.	522,815	10,041,426
Trend Micro, Inc.	6,993	382,746
Unicharm Corp.	57,106	370,373
West Japan Railway Co.(1)	24,820	544,251
Yakult Honsha Co. Ltd.(1)	14,572	237,622
Yamaha Motor Co. Ltd.	50,175	375,673
Yaskawa Electric Corp.	17,700	376,783
Yokogawa Electric Corp.	13,300	381,691

5
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Zensho Holdings Co. Ltd.	6,300	$ 411,562
ZOZO, Inc.	19,200	176,422
		$ 214,602,543
Netherlands — 4.7%
ABN AMRO Bank NV(2)	22,777	$ 730,676
Adyen NV(2)(3)	1,753	2,820,716
Aegon Ltd.	66,078	532,721
AerCap Holdings NV	10,293	1,245,453
Akzo Nobel NV	12,642	902,231
Argenx SE(3)	3,807	2,812,802
ASM International NV	2,811	1,695,454
ASML Holding NV	21,074	20,551,089
ASR Nederland NV	9,211	626,802
BE Semiconductor Industries NV	4,086	611,799
CTP NV(2)	7,527	167,973
Euronext NV(2)	4,875	729,844
Ferrovial SE	27,580	1,584,203
IMCD NV	4,500	466,414
ING Groep NV, Series N	166,289	4,359,392
JDE Peet's NV	12,431	456,064
Koninklijke Ahold Delhaize NV	60,586	2,451,581
Koninklijke KPN NV	220,356	1,057,607
Koninklijke Vopak NV	7,867	361,077
Nebius Group NV(3)	11,033	1,238,675
NN Group NV	13,757	970,110
NXP Semiconductors NV	14,771	3,363,800
Prosus NV	75,015	5,304,688
Randstad NV	6,100	260,099
Stellantis NV	119,179	1,106,168
STMicroelectronics NV	38,865	1,098,517
Universal Music Group NV	52,439	1,515,354
Wolters Kluwer NV	15,125	2,064,561
		$61,085,870
New Zealand — 0.1%
Auckland International Airport Ltd.	74,460	$340,358
Fisher & Paykel Healthcare Corp. Ltd.	26,716	573,794
Meridian Energy Ltd.	60,330	194,774
Xero Ltd.(3)	7,485	781,023
		$1,889,949
Norway — 0.6%
DNB Bank ASA	51,807	$1,412,051
Gjensidige Forsikring ASA	12,137	356,666
Kongsberg Gruppen ASA	32,870	1,050,437
Mowi ASA	34,904	738,415
Norsk Hydro ASA	185,435	1,260,795
Orkla ASA	50,978	532,966
Salmar ASA	5,001	267,421
SpareBank 1 Sor-Norge ASA	14,088	251,383
Security	Shares	Value
Norway (continued)
Storebrand ASA	27,289	$ 417,081
Telenor ASA	36,586	607,089
Vend Marketplaces ASA	11,064	394,470
Yara International ASA	11,885	435,632
		$ 7,724,406
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$ 482,526
EDP SA	177,508	842,447
Jeronimo Martins SGPS SA	19,321	470,374
		$1,795,347
Singapore — 1.2%
CapitaLand Ascendas REIT	265,700	$574,973
CapitaLand Integrated Commercial Trust	405,380	719,932
CapitaLand Investment Ltd.	128,100	267,530
DBS Group Holdings Ltd.	128,671	5,102,806
Grab Holdings Ltd., Class A(3)	170,855	1,028,547
Oversea-Chinese Banking Corp. Ltd.	203,271	2,591,626
Singapore Airlines Ltd.	89,956	454,764
Singapore Exchange Ltd.	56,400	724,029
Singapore Technologies Engineering Ltd.	129,700	866,075
Singapore Telecommunications Ltd.	510,912	1,633,420
United Overseas Bank Ltd.	77,859	2,090,938
		$16,054,640
South Korea — 3.8%
Doosan Enerbility Co. Ltd.(3)	32,112	$1,434,988
Hana Financial Group, Inc.	15,371	955,691
HD Hyundai Electric Co. Ltd.	1,750	727,889
HMM Co. Ltd.	17,532	251,240
Hyundai Mobis Co. Ltd.	3,926	835,275
Hyundai Motor Co.	11,260	1,726,197
Industrial Bank of Korea	13,893	192,765
Kakao Corp.	18,710	796,651
KakaoBank Corp.	9,271	157,034
KB Financial Group, Inc.	21,493	1,773,943
Kia Corp.	14,026	1,006,742
Krafton, Inc.(3)	1,857	387,747
KT Corp.	7,272	262,105
LG Chem Ltd.	3,542	703,154
LG Electronics, Inc.	6,427	346,679
LG Energy Solution Ltd.(3)	3,029	751,604
Meritz Financial Group, Inc.	4,021	326,172
Mirae Asset Securities Co. Ltd.	17,118	261,416
NAVER Corp.	8,644	1,658,668
POSCO Holdings, Inc.	10,889	2,140,240
Samsung Biologics Co. Ltd.(2)(3)	1,209	861,591
Samsung C&T Corp.	4,647	611,950
Samsung Electro-Mechanics Co. Ltd.	3,347	462,068
Samsung Electronics Co. Ltd.	292,032	17,507,407

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co. Ltd.(3)	51,957	$ 811,442
Samsung Life Insurance Co. Ltd.	6,325	706,806
Samsung SDS Co. Ltd.	2,354	275,601
Shinhan Financial Group Co. Ltd.	26,082	1,315,001
SK Hynix, Inc.	32,038	7,942,152
SK Square Co. Ltd.(3)	4,805	692,111
SK Telecom Co. Ltd.	5,827	225,885
Woori Financial Group, Inc.	41,376	766,248
		$48,874,462
Spain — 2.7%
Acciona SA	1,468	$294,978
Aena SME SA(2)	42,487	1,161,565
Amadeus IT Group SA	21,876	1,738,917
Banco Bilbao Vizcaya Argentaria SA	281,674	5,427,758
Banco de Sabadell SA	231,646	904,162
Banco Santander SA	723,801	7,595,799
Bankinter SA	34,415	544,044
CaixaBank SA	181,207	1,913,893
Cellnex Telecom SA(2)(3)	29,949	1,037,356
EDP Renovaveis SA	12,576	166,211
Endesa SA	18,503	591,251
Grifols SA	23,405	340,756
Grupo Catalana Occidente SA	2,500	143,551
Iberdrola SA	339,346	6,423,595
Indra Sistemas SA(1)	4,465	199,923
Industria de Diseno Textil SA	53,736	2,973,957
International Consolidated Airlines Group SA	184,415	960,497
Mapfre SA	32,519	154,368
Merlin Properties Socimi SA	23,269	352,380
Redeia Corp. SA	23,794	459,407
Telefonica SA(1)	178,086	916,467
Unicaja Banco SA(2)	60,000	165,104
		$34,465,939
Sweden — 3.2%
AAK AB	12,128	$315,605
AddTech AB, Class B	15,456	502,787
Alfa Laval AB	16,819	768,044
Assa Abloy AB, Class B	61,812	2,151,543
Atlas Copco AB, Class A	246,107	4,173,478
Axfood AB	5,804	180,253
Beijer Ref AB	23,956	374,473
Boliden AB(3)	40,758	1,663,674
Castellum AB(1)	19,997	226,214
Epiroc AB, Class A	58,344	1,235,147
EQT AB(1)	20,015	694,149
Essity AB, Class B	31,088	812,613
H & M Hennes & Mauritz AB, Class B(1)	29,152	544,959
Hexagon AB, Class B	104,662	1,248,947
Holmen AB, Class B	6,436	244,529
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	12,183	$ 484,001
Indutrade AB	14,507	333,770
Investment AB Latour, Class B	9,861	234,144
Investor AB, Class B	115,288	3,609,012
L E Lundbergforetagen AB, Class B	4,524	235,067
Lifco AB, Class B	12,322	417,219
Nibe Industrier AB, Class B	107,459	424,728
Saab AB, Class B(1)	20,221	1,242,423
Sagax AB, Class B	10,955	228,867
Sandvik AB	65,943	1,842,143
Skandinaviska Enskilda Banken AB, Class A	74,074	1,452,409
Skanska AB, Class B	17,772	461,288
SKF AB, Class B	24,746	615,462
Spotify Technology SA(3)	7,845	5,475,810
SSAB AB, Class A	116,016	697,047
Svenska Cellulosa AB SCA, Class B	37,124	491,392
Svenska Handelsbanken AB, Class A	73,012	952,634
Sweco AB, Class B	8,161	136,320
Swedbank AB, Class A	47,681	1,439,284
Swedish Orphan Biovitrum AB(3)	11,878	363,089
Tele2 AB, Class B	26,729	455,959
Telia Co. AB	114,144	435,456
Trelleborg AB, Class B	12,703	474,942
Volvo AB, Class B	111,181	3,197,297
		$40,836,178
Switzerland — 8.6%
ABB Ltd.	96,225	$6,963,161
Accelleron Industries AG	6,342	537,071
Alcon AG	26,477	1,991,463
Amrize Ltd.(3)	60,256	2,946,266
Avolta AG	4,955	270,561
Baloise Holding AG	2,120	524,691
Banque Cantonale Vaudoise	1,552	183,908
Barry Callebaut AG	180	247,898
Belimo Holding AG	579	608,938
BKW AG	797	170,940
Chocoladefabriken Lindt & Spruengli AG PC	118	1,804,064
Chubb Ltd.	18,743	5,290,212
Cie Financiere Richemont SA, Class A	24,703	4,742,143
Coca-Cola HBC AG	11,049	521,276
DSM-Firmenich AG	11,767	1,003,941
Emmi AG	100	86,485
Flughafen Zurich AG	1,193	365,284
Galderma Group AG	7,198	1,272,608
Garmin Ltd.	8,302	2,044,118
Geberit AG	4,172	3,150,700
Georg Fischer AG	5,014	394,033
Givaudan SA	567	2,312,815
Helvetia Holding AG	1,875	460,763
Holcim AG	46,438	3,962,298

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd.	10,314	$ 718,189
Kuehne & Nagel International AG	2,477	463,539
Logitech International SA	7,678	844,568
Lonza Group AG	3,695	2,470,619
Nestle SA	147,176	13,515,942
Novartis AG	100,969	12,982,425
On Holding AG, Class A(3)	10,180	431,123
Partners Group Holding AG	1,056	1,381,682
PSP Swiss Property AG	2,619	450,602
Roche Holding AG	39,324	13,094,242
Schindler Holding AG PC	3,922	1,419,172
SFS Group AG	841	113,564
SGS SA	8,187	850,792
SIG Group AG	13,847	143,604
Sika AG	9,339	2,097,154
Sonova Holding AG	2,601	713,470
Straumann Holding AG	5,269	564,866
Sulzer AG	1,235	210,522
Swatch Group AG	1,863	352,103
Swiss Life Holding AG	1,304	1,407,813
Swiss Prime Site AG	4,262	597,058
Swiss Re AG	12,499	2,321,400
Swisscom AG	1,174	853,322
Temenos AG	2,236	181,606
UBS Group AG	150,507	6,187,876
VAT Group AG(2)	1,514	604,339
VZ Holding AG	706	148,085
Zurich Insurance Group AG	7,045	5,035,646
		$112,010,960
Taiwan — 6.4%
Accton Technology Corp.	30,000	$1,037,436
Advantech Co. Ltd.	27,246	286,766
Alchip Technologies Ltd.	4,000	459,500
ASE Technology Holding Co. Ltd.	182,904	998,725
Asia Vital Components Co. Ltd.	17,000	552,953
Cathay Financial Holding Co. Ltd.	477,973	1,032,493
Chailease Holding Co. Ltd.	98,097	359,510
Chang Hwa Commercial Bank Ltd.	236,531	152,721
Chunghwa Telecom Co. Ltd.	196,055	858,220
CTBC Financial Holding Co. Ltd.	781,000	1,101,459
Delta Electronics, Inc.	100,319	2,825,995
E Ink Holdings, Inc.	45,000	357,519
E.Sun Financial Holding Co. Ltd.	876,893	960,964
Elite Material Co. Ltd.	22,000	890,367
EVA Airways Corp.	100,000	125,417
Evergreen Marine Corp. Taiwan Ltd.	66,200	389,900
Far EasTone Telecommunications Co. Ltd.	118,073	342,928
First Financial Holding Co. Ltd.	603,821	592,406
Fubon Financial Holding Co. Ltd.	468,412	1,360,053
Hotai Motor Co. Ltd.	15,320	299,080
Security	Shares	Value
Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	529,367	$ 514,688
Jentech Precision Industrial Co. Ltd.	5,000	398,863
King Slide Works Co. Ltd.	5,000	543,064
Lite-On Technology Corp.	125,000	710,611
MediaTek, Inc.	82,883	3,594,612
Mega Financial Holding Co. Ltd.	633,468	883,278
Novatek Microelectronics Corp.	34,000	477,326
President Chain Store Corp.	29,828	242,917
Quanta Computer, Inc.	144,398	1,383,209
Realtek Semiconductor Corp.	26,000	470,692
SinoPac Financial Holdings Co. Ltd.	616,536	506,661
Taiwan Cooperative Financial Holding Co. Ltd.	584,010	472,394
Taiwan Mobile Co. Ltd.	90,748	324,864
Taiwan Semiconductor Manufacturing Co. Ltd.	1,181,240	51,310,484
TCC Group Holdings Co. Ltd.	1,070,000	844,115
TS Financial Holding Co. Ltd.	1,134,059	670,791
Uni-President Enterprises Corp.	310,000	799,266
United Microelectronics Corp.	660,000	992,861
Wan Hai Lines Ltd.	68,270	166,856
Wiwynn Corp.	6,000	657,427
Yageo Corp.	92,364	517,960
Yang Ming Marine Transport Corp.	122,000	212,793
Yuanta Financial Holding Co. Ltd.	509,759	583,967
		$82,264,111
United Kingdom — 11.2%
3i Group PLC	54,109	$2,982,647
Admiral Group PLC	14,163	639,221
Anglo American PLC	111,976	4,222,313
Antofagasta PLC	49,293	1,833,202
ARM Holdings PLC ADR(1)(3)	63,591	8,997,491
Ashtead Group PLC	29,386	1,970,664
Associated British Foods PLC	21,710	599,876
AstraZeneca PLC	86,090	13,189,074
Auto Trader Group PLC(2)	50,608	537,623
Aviva PLC	171,174	1,583,494
Babcock International Group PLC	16,194	291,338
BAE Systems PLC	214,870	5,981,211
Barclays PLC	763,800	3,929,995
Barratt Redrow PLC	73,517	386,785
Beazley PLC	35,193	430,409
Berkeley Group Holdings PLC	6,145	317,604
BT Group PLC	358,903	923,348
Bunzl PLC	17,836	563,746
Centrica PLC	305,679	686,429
Coca-Cola Europacific Partners PLC	14,812	1,339,153
Compass Group PLC	117,867	4,017,583
Convatec Group PLC(2)	109,730	342,605
Croda International PLC	10,017	365,127
Diageo PLC	147,588	3,531,436
Diploma PLC	7,669	548,918

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
United Kingdom (continued)
easyJet PLC	18,664	$ 116,695
Games Workshop Group PLC	1,878	368,063
GSK PLC	252,676	5,425,449
Haleon PLC	496,056	2,232,340
Halma PLC	26,048	1,212,553
Hikma Pharmaceuticals PLC	12,351	283,530
Hiscox Ltd.	16,611	306,602
Howden Joinery Group PLC	34,711	394,903
HSBC Holdings PLC	914,712	12,909,435
ICG PLC	17,068	512,440
IMI PLC	15,583	481,309
Informa PLC	89,582	1,109,588
InterContinental Hotels Group PLC	8,802	1,064,253
Intertek Group PLC	10,033	638,639
Investec PLC	30,875	231,234
J Sainsbury PLC	103,852	466,942
JD Sports Fashion PLC	156,919	202,009
JET2 PLC	9,623	183,698
Kingfisher PLC	100,207	417,439
Land Securities Group PLC	43,388	340,306
Legal & General Group PLC	321,912	1,033,953
Lloyds Banking Group PLC	3,381,507	3,826,458
London Stock Exchange Group PLC	25,486	2,922,812
LondonMetric Property PLC	117,286	287,355
M&G PLC	133,855	456,486
Marks & Spencer Group PLC	108,489	532,260
Melrose Industries PLC	70,562	580,928
Mondi PLC	31,394	434,244
National Grid PLC	289,462	4,159,181
NatWest Group PLC	451,839	3,191,496
Next PLC	5,900	983,552
Pearson PLC	37,103	527,644
Persimmon PLC	18,827	294,126
Phoenix Group Holdings PLC	44,111	382,753
Prudential PLC	142,422	1,993,866
Reckitt Benckiser Group PLC	37,341	2,875,329
RELX PLC	115,049	5,496,903
Rentokil Initial PLC	168,068	851,389
Rightmove PLC	39,283	375,146
Sage Group PLC	57,305	850,090
Schroders PLC	52,561	266,722
Segro PLC	87,630	774,302
Severn Trent PLC	17,670	616,092
Smith & Nephew PLC	57,960	1,051,240
Smiths Group PLC	22,111	701,032
Spirax Group PLC	5,247	483,164
SSE PLC	63,608	1,491,970
St. James's Place PLC	29,384	502,922
Standard Chartered PLC	110,883	2,151,966
Taylor Wimpey PLC	220,021	305,659
Tesco PLC	432,253	2,590,787
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	134,810	$ 7,968,429
UNITE Group PLC	22,917	221,951
United Utilities Group PLC	39,725	613,700
Verona Pharma PLC ADR(3)	6,080	648,797
Vodafone Group PLC	1,123,442	1,306,452
Weir Group PLC	20,100	741,435
Whitbread PLC	12,312	534,170
Wise PLC, Class A(3)	44,018	613,624
WPP PLC	61,718	307,646
		$145,056,750
United States — 0.0%†
Galaxy Digital, Inc., Class A(3)	9,074	$306,900
		$306,900
Total Common Stocks (identified cost $887,527,731)		$1,286,836,033

Rights — 0.0%†

Security	Shares	Value
Belgium — 0.0%†
Sofina SA, Exp. 10/8/25(1)(3)	788	$ 1,758
Total Rights (identified cost $0)		$ 1,758

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(3)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.4%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	3,977,542	$ 3,977,542
Total Affiliated Fund (identified cost $3,977,542)		$ 3,977,542

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	14,005,700	$ 14,005,700
Total Securities Lending Collateral (identified cost $14,005,700)		$ 14,005,700
Total Short-Term Investments (identified cost $17,983,242)		$ 17,983,242

Total Investments — 100.8% (identified cost $905,510,973)	$1,304,821,033
Other Assets, Less Liabilities — (0.8)%	$ (10,111,641)
Net Assets — 100.0%	$1,294,709,392

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $47,523,558.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $14,767,562 or 1.1% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	25.6%
Industrials	17.0
Information Technology	16.9
Health Care	8.9
Consumer Discretionary	8.5
Materials	6.4
Consumer Staples	6.3
Communication Services	4.6
Utilities	3.0
Real Estate	1.7
Energy	0.5
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $897,412,499) - including $47,523,558 of securities on loan	$1,290,258,780
Investments in securities of affiliated issuers, at value (identified cost $8,098,474)	14,562,253
Cash	139
Cash denominated in foreign currency, at value (cost $1,028,141)	1,030,306
Receivable for investments sold	386,787
Receivable for capital shares sold	673,766
Dividends receivable	2,751,821
Dividends receivable - affiliated	146,270
Securities lending income receivable	10,460
Tax reclaims receivable	3,020,503
Receivable from affiliates	98,899
Directors' deferred compensation plan	76,472
Total assets	$1,313,016,456
Liabilities
Payable for investments purchased	$597,198
Payable for capital shares redeemed	3,009,994
Deposits for securities loaned	14,005,700
Payable to affiliates:
Investment advisory fee	125,319
Administrative fee	125,534
Distribution and service fees	24,156
Sub-transfer agency fee	5,823
Directors' deferred compensation plan	76,472
Accrued expenses	336,868
Total liabilities	$18,307,064
Net Assets	$1,294,709,392
Sources of Net Assets
Paid-in capital	$943,980,488
Distributable earnings	350,728,904
Net Assets	$1,294,709,392
Class A Shares
Net Assets	$119,533,521
Shares Outstanding	3,274,585
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$36.50
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$38.32
Class I Shares
Net Assets	$967,433,825
Shares Outstanding	26,092,828
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.08
11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$207,742,046
Shares Outstanding	5,613,341
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$37.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,739,693)	$30,844,368
Dividend income - affiliated issuers (net of foreign taxes withheld of $31,781)	357,838
Interest income	883
Securities lending income, net	190,799
Total investment income	$31,393,888
Expenses
Investment advisory fee	$1,387,937
Administrative fee	1,387,937
Distribution and service fees:
Class A	252,444
Directors' fees and expenses	64,491
Custodian fees	141,417
Transfer agency fees and expenses	784,245
Accounting fees	249,298
Professional fees	77,760
Registration fees	20,860
Reports to shareholders	46,705
Miscellaneous	105,728
Total expenses	$4,518,822
Waiver and/or reimbursement of expenses by affiliates	$(930,541)
Net expenses	$3,588,281
Net investment income	$27,805,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,473,776)
Investment securities - affiliated issuers	57,398
Foreign currency transactions	74,879
Net realized loss	$(1,341,499)
Change in unrealized appreciation (depreciation):
Investment securities	$160,801,252
Investment securities - affiliated issuers	3,666,543
Foreign currency	172,610
Net change in unrealized appreciation (depreciation)	$164,640,405
Net realized and unrealized gain	$163,298,906
Net increase in net assets from operations	$191,104,513
13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$27,805,607	$22,793,414
Net realized loss	(1,341,499)	(2,843,408)
Net change in unrealized appreciation (depreciation)	164,640,405	208,790,022
Net increase in net assets from operations	$191,104,513	$228,740,028
Distributions to shareholders:
Class A	$(2,401,905)	$(1,505,980)
Class I	(22,075,468)	(14,152,729)
Class R6	(4,874,385)	(2,748,596)
Total distributions to shareholders	$(29,351,758)	$(18,407,305)
Capital share transactions:
Class A	$5,471,486	$8,398,309
Class I	(3,748,625)	67,374,399
Class R6	8,348,763	22,957,932
Net increase in net assets from capital share transactions	$10,071,624	$98,730,640
Net increase in net assets	$171,824,379	$309,063,363
Net Assets
At beginning of year	$1,122,885,013	$813,821,650
At end of year	$1,294,709,392	$1,122,885,013
14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.14	$25.84	$21.21	$29.79	$24.08
Income (Loss) From Operations
Net investment income(1)	$0.69	$0.62	$0.57	$0.61	$0.61
Net realized and unrealized gain (loss)	4.44	6.19	4.50	(8.64)	5.33
Total income (loss) from operations	$5.13	$6.81	$5.07	$(8.03)	$5.94
Less Distributions
From net investment income	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)
Total distributions	$(0.77)	$(0.51)	$(0.44)	$(0.55)	$(0.23)
Net asset value — End of year	$36.50	$32.14	$25.84	$21.21	$29.79
Total Return(2)	16.59%	26.65%	24.06%	(27.50)%	24.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$119,534	$100,082	$72,919	$40,139	$43,359
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%	0.65%	0.65%	0.65%	0.67%
Net expenses	0.54%(4)	0.54%(4)	0.54%(4)	0.54%(4)	0.54%
Net investment income	2.16%	2.12%	2.21%	2.27%	2.11%
Portfolio Turnover	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.62	$26.22	$21.49	$30.17	$24.43
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.70	$0.64	$0.69	$0.72
Net realized and unrealized gain (loss)	4.51	6.28	4.56	(8.75)	5.37
Total income (loss) from operations	$5.30	$6.98	$5.20	$(8.06)	$6.09
Less Distributions
From net investment income	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)
Total distributions	$(0.84)	$(0.58)	$(0.47)	$(0.62)	$(0.35)
Net asset value — End of year	$37.08	$32.62	$26.22	$21.49	$30.17
Total Return(2)	16.90%	26.97%	24.35%	(27.32)%	25.07%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$967,434	$849,121	$621,740	$468,639	$481,361
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.38%	0.40%	0.40%	0.40%	0.42%
Net expenses	0.29%(4)	0.29%(4)	0.29%(4)	0.29%(4)	0.29%
Net investment income	2.43%	2.37%	2.43%	2.52%	2.43%
Portfolio Turnover	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$32.58	$26.20	$21.48	$30.16	$24.43
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.71	$0.65	$0.69	$0.75
Net realized and unrealized gain (loss)	4.51	6.26	4.56	(8.74)	5.34
Total income (loss) from operations	$5.30	$6.97	$5.21	$(8.05)	$6.09
Less Distributions
From net investment income	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)
Total distributions	$(0.87)	$(0.59)	$(0.49)	$(0.63)	$(0.36)
Net asset value — End of year	$37.01	$32.58	$26.20	$21.48	$30.16
Total Return(2)	16.96%	26.95%	24.44%	(27.30)%	25.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$207,742	$173,681	$119,163	$93,719	$92,734
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.30%	0.37%	0.37%	0.37%	0.39%
Net expenses	0.26%(4)	0.26%(4)	0.26%(4)	0.26%(4)	0.26%
Net investment income	2.43%	2.41%	2.47%	2.52%	2.52%
Portfolio Turnover	16%	10%	20%	14%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
18

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$68,096,186	$ —	$68,096,186
Austria	—	3,642,553	—	3,642,553
Belgium	—	8,764,139	—	8,764,139
Canada	133,280,618	—	—	133,280,618
Denmark	—	19,809,988	—	19,809,988
Finland	245,231	11,946,252	—	12,191,483
France	—	104,731,544	—	104,731,544
Germany	1,155,995	94,892,936	—	96,048,931
Hong Kong	—	19,174,111	—	19,174,111
Ireland	749,175	9,864,351	—	10,613,526
Israel	6,121,182	3,831,155	—	9,952,337
Italy	—	33,562,562	—	33,562,562
Japan	374,499	214,228,044	—	214,602,543
Netherlands	5,847,928	55,237,942	—	61,085,870
New Zealand	—	1,889,949	—	1,889,949
Norway	—	7,724,406	—	7,724,406
Portugal	—	1,795,347	—	1,795,347
Singapore	1,028,547	15,026,093	—	16,054,640
South Korea	—	48,874,462	—	48,874,462
Spain	—	34,465,939	—	34,465,939
Sweden	5,475,810	35,360,368	—	40,836,178
Switzerland	7,765,453	104,245,507	—	112,010,960
Taiwan	—	82,264,111	—	82,264,111
United Kingdom	10,985,441	134,071,309	—	145,056,750
United States	306,900	—	—	306,900
Total Common Stocks	$173,336,779	$1,113,499,254(1)	$ —	$1,286,836,033
Rights	$1,758	$ —	$ —	$1,758
Warrants	—	0	—	0
Short-Term Investments:
Affiliated Fund	3,977,542	—	—	3,977,542
Securities Lending Collateral	14,005,700	—	—	14,005,700
Total Investments	$191,321,779	$1,113,499,254	$ —	$1,304,821,033

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection
19

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $1,387,937.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $2,317 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $928,224.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $1,387,937.
20

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $252,444 for Class A shares.
The Fund was informed that EVD received $8,860 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $21,907 and are included in transfer agency fees and expenses on the Statement of Operations.
During the year ended September 30, 2025, CRM reimbursed the Fund $109,341 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $195,214,968 and $187,104,496, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$29,351,758	$18,407,305
During the year ended September 30, 2025, distributable earnings was decreased by $3,481,793 and paid-in capital was increased by $3,481,793 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$39,759,275
Deferred capital losses	(31,489,998)
Net unrealized appreciation	342,459,627
Distributable earnings	$350,728,904
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $31,489,998 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
21

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $14,236,876 are short-term and $17,253,122 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$962,646,260
Gross unrealized appreciation	$381,246,865
Gross unrealized depreciation	(39,072,092)
Net unrealized appreciation	$342,174,773
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $47,523,558 and the total value of collateral received was $49,787,024, comprised of cash of $14,005,700 and U.S. government and/or agencies securities of $35,781,324.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$14,003,423	$ —	$ —	$ —	$14,003,423
Rights	2,277	—	—	—	2,277
Total	$14,005,700	$ —	$ —	$ —	$14,005,700
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
22

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $14,562,253, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$6,539,625	$ 1,330,959	$ (1,009,814)	$57,398	$3,666,543	$10,584,711	$286,031	656,157
Short-Term Investments
Liquidity Fund	895,383	103,833,180	(100,751,021)	—	—	3,977,542	71,807	3,977,542
Total				$57,398	$3,666,543	$14,562,253	$357,838
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	831,372	$26,615,186	890,902	$25,637,013
Reinvestment of distributions	57,361	1,660,026	34,907	978,792
Shares redeemed	(728,470)	(22,803,726)	(633,097)	(18,217,496)
Net increase	160,263	$5,471,486	292,712	$8,398,309
Class I
Shares sold	5,405,841	$172,811,954	6,294,400	$184,959,858
Reinvestment of distributions	667,448	19,582,935	462,357	13,135,560
Shares redeemed	(6,007,258)	(196,143,514)	(4,439,664)	(130,721,019)
Net increase (decrease)	66,031	$(3,748,625)	2,317,093	$67,374,399
Class R6
Shares sold	1,702,121	$55,666,989	1,451,058	$43,062,368
Reinvestment of distributions	164,575	4,818,739	95,720	2,715,582
Shares redeemed	(1,583,639)	(52,136,965)	(765,169)	(22,820,018)
Net increase	283,057	$8,348,763	781,609	$22,957,932
23

Calvert
International Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
24

Calvert
International Responsible Index Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert International Responsible Index Fund and Board of Directors of Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert International Responsible Index Fund (the “Fund”), one of the funds constituting Calvert Responsible Index Series, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
25

Calvert
International Responsible Index Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $29,519,062, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended September 30, 2025, the Fund paid foreign taxes of $3,098,087 and recognized foreign source income of $34,613,514.
26

Calvert
International Responsible Index Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Responsible Index Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Responsible Index Series, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	127,850,233	1,822,744
Von M. Hughes	125,271,720	4,401,256
Kim M. Keenan	127,894,543	1,778,434
Eddie Ramos	125,370,461	4,302,516
Carlton M. Waterhouse	125,358,676	4,314,300
Results are rounded to the nearest whole number.
27

Calvert
International Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
28

Calvert
International Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while it had underperformed the median of its peer universe for the three-year period ended December 31, 2024. This data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
29

Calvert
International Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
30

CDHAX-NCSR 9.30.25

Calvert
US Large-Cap Value Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
US Large-Cap Value Responsible Index Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.2%
ATI, Inc.(1)	33	$ 2,684
General Electric Co.	72,536	21,820,280
Moog, Inc., Class A	2,348	487,609
		$ 22,310,573
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	21,671	$ 2,869,241
Expeditors International of Washington, Inc.	16,470	2,019,057
FedEx Corp.	34,523	8,140,869
GXO Logistics, Inc.(1)	3,417	180,725
United Parcel Service, Inc., Class B	108,206	9,038,447
		$22,248,339
Automobile Components — 0.4%
Aptiv PLC(1)	39,535	$3,408,708
Autoliv, Inc.	13,388	1,653,418
BorgWarner, Inc.	37,085	1,630,256
Lear Corp.	9,928	998,856
		$7,691,238
Automobiles — 0.9%
Ford Motor Co.	650,196	$7,776,344
General Motors Co.	146,123	8,909,120
		$16,685,464
Banks — 13.9%
Bank of America Corp.	822,117	$42,413,016
Bank OZK	17,536	893,985
BOK Financial Corp.	3,981	443,643
Cadence Bank	34,539	1,296,594
Citigroup, Inc.	219,305	22,259,457
Citizens Financial Group, Inc.	75,265	4,001,087
Columbia Banking System, Inc.	37,732	971,222
Comerica, Inc.	22,815	1,563,284
Commerce Bancshares, Inc.	23,475	1,402,866
Cullen/Frost Bankers, Inc.	10,467	1,326,902
East West Bancorp, Inc.	25,143	2,676,472
F.N.B. Corp.	65,837	1,060,634
Fifth Third Bancorp	117,422	5,231,150
First Citizens Bancshares, Inc., Class A	1,257	2,248,974
First Financial Bankshares, Inc.	17,632	593,317
First Horizon Corp.	89,752	2,029,293
Flagstar Financial, Inc.	12,000	138,600
Glacier Bancorp, Inc.	20,431	994,377
Hancock Whitney Corp.	15,296	957,683
Home BancShares, Inc.	31,313	886,158
Huntington Bancshares, Inc.	264,458	4,567,190
JPMorgan Chase & Co.	232,137	73,222,974
Security	Shares	Value
Banks (continued)
KeyCorp	167,254	$ 3,125,977
M&T Bank Corp.	28,324	5,597,389
Old National Bancorp	54,865	1,204,287
Pinnacle Financial Partners, Inc.	10,190	955,720
PNC Financial Services Group, Inc.	54,119	10,874,131
Popular, Inc.	12,449	1,581,147
Regions Financial Corp.	157,639	4,156,940
SouthState Bank Corp.	18,527	1,831,764
Synovus Financial Corp.	24,473	1,201,135
Truist Financial Corp.	193,006	8,824,234
U.S. Bancorp	220,590	10,661,115
UMB Financial Corp.	13,164	1,557,959
United Bankshares, Inc.	25,113	934,455
Valley National Bancorp	87,636	928,942
Webster Financial Corp.	29,939	1,779,574
Wells Fargo & Co.	365,987	30,677,030
Western Alliance Bancorp	18,885	1,637,707
Wintrust Financial Corp.	12,158	1,610,206
Zions Bancorp NA	25,196	1,425,590
		$261,744,180
Beverages — 1.9%
Coca-Cola Co.	179,748	$11,920,887
Keurig Dr. Pepper, Inc.	151,388	3,861,908
PepsiCo, Inc.	141,236	19,835,184
Primo Brands Corp., Class A	17,912	395,855
		$36,013,834
Biotechnology — 2.2%
Alkermes PLC(1)	9,282	$278,460
Amgen, Inc.	20,046	5,656,981
Biogen, Inc.(1)	26,229	3,674,158
Exact Sciences Corp.(1)	1,931	105,645
Gilead Sciences, Inc.	118,714	13,177,254
Insmed, Inc.(1)	14,656	2,110,611
Ionis Pharmaceuticals, Inc.(1)	14,865	972,468
Madrigal Pharmaceuticals, Inc.(1)	2,831	1,298,467
Moderna, Inc.(1)	61,816	1,596,707
Regeneron Pharmaceuticals, Inc.	15,393	8,655,022
Revolution Medicines, Inc.(1)	28,866	1,348,042
Roivant Sciences Ltd.(1)	69,817	1,056,331
United Therapeutics Corp.(1)	1,360	570,126
		$40,500,272
Broadline Retail — 0.1%
eBay, Inc.	27,909	$2,538,324
		$2,538,324
Building Products — 1.4%
A.O. Smith Corp.	12,930	$949,191

1
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Building Products (continued)
Advanced Drainage Systems, Inc.	4,505	$ 624,843
Allegion PLC	2,396	424,931
Builders FirstSource, Inc.(1)	13,819	1,675,554
Carlisle Cos., Inc.	10,434	3,432,369
Carrier Global Corp.	125,760	7,507,872
Fortune Brands Innovations, Inc.	17,371	927,438
Johnson Controls International PLC	67,828	7,457,688
Masco Corp.	13,238	931,823
Simpson Manufacturing Co., Inc.	2,190	366,737
UFP Industries, Inc.	7,312	683,599
Zurn Elkay Water Solutions Corp., Class C	9,865	463,951
		$25,445,996
Capital Markets — 7.1%
Affiliated Managers Group, Inc.	3,737	$891,013
Ameriprise Financial, Inc.	9,316	4,576,485
Bank of New York Mellon Corp.	70,997	7,735,833
Blackrock, Inc.	13,870	16,170,617
Blackstone, Inc.	49,936	8,531,566
Carlyle Group, Inc.	45,538	2,855,233
Cboe Global Markets, Inc.	731	179,278
Charles Schwab Corp.	99,104	9,461,459
CME Group, Inc.	34,796	9,401,531
Coinbase Global, Inc., Class A(1)	19,155	6,464,621
Evercore, Inc., Class A	3,941	1,329,378
Franklin Resources, Inc.	49,943	1,155,182
Goldman Sachs Group, Inc.	34,107	27,161,109
Houlihan Lokey, Inc.	2,250	461,970
Intercontinental Exchange, Inc.	41,497	6,991,415
Invesco Ltd.	76,694	1,759,360
Janus Henderson Group PLC	20,642	918,775
Jefferies Financial Group, Inc.	30,366	1,986,544
KKR & Co., Inc.	12,993	1,688,440
Nasdaq, Inc.	20,828	1,842,237
Northern Trust Corp.	33,515	4,511,119
PJT Partners, Inc., Class A	500	88,865
Raymond James Financial, Inc.	32,119	5,543,739
State Street Corp.	50,212	5,825,094
Stifel Financial Corp.	17,353	1,969,045
T. Rowe Price Group, Inc.	39,717	4,076,553
TPG, Inc.	7,552	433,862
Virtu Financial, Inc., Class A	14,673	520,891
		$134,531,214
Chemicals — 1.3%
Air Products and Chemicals, Inc.	3,895	$1,062,244
Axalta Coating Systems Ltd.(1)	38,750	1,109,025
Balchem Corp.	19	2,851
Celanese Corp.	17,662	743,217
Eastman Chemical Co.	23,185	1,461,814
Ecolab, Inc.	692	189,511
Security	Shares	Value
Chemicals (continued)
Element Solutions, Inc.	47,163	$ 1,187,093
FMC Corp.	23,431	787,985
International Flavors & Fragrances, Inc.	35,409	2,179,070
Linde PLC	13,721	6,517,475
Mosaic Co.	65,373	2,267,136
PPG Industries, Inc.	41,293	4,340,307
RPM International, Inc.	14,422	1,700,065
		$ 23,547,793
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.(1)	867	$201,335
Republic Services, Inc.	777	178,306
Waste Management, Inc.	3,773	833,191
		$1,212,832
Communications Equipment — 0.7%
Cisco Systems, Inc.	177,046	$12,113,487
Lumentum Holdings, Inc.(1)	2,078	338,112
		$12,451,599
Construction & Engineering — 0.1%
AECOM	13,195	$1,721,552
Valmont Industries, Inc.	2,472	958,468
		$2,680,020
Construction Materials — 0.6%
CRH PLC	72,977	$8,749,942
Knife River Corp.(1)	2,000	153,740
Vulcan Materials Co.	5,657	1,740,207
		$10,643,889
Consumer Finance — 1.9%
Ally Financial, Inc.	48,539	$1,902,729
American Express Co.	24,142	8,019,007
Capital One Financial Corp.	78,056	16,593,144
Credit Acceptance Corp.(1)(2)	445	207,784
FirstCash Holdings, Inc.	1,891	299,572
OneMain Holdings, Inc.	20,217	1,141,452
SLM Corp.	28,070	776,977
SoFi Technologies, Inc.(1)	79,254	2,093,891
Synchrony Financial	66,941	4,756,158
		$35,790,714
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	72,830	$1,275,253
BJ's Wholesale Club Holdings, Inc.(1)	10,294	959,915
Casey's General Stores, Inc.	2,104	1,189,433
Dollar General Corp.	30,359	3,137,603
Kroger Co.	109,111	7,355,173
Maplebear, Inc.(1)	6,759	248,461

2
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(1)	19,115	$ 1,988,725
Sysco Corp.	83,096	6,842,125
Target Corp.	60,562	5,432,411
U.S. Foods Holding Corp.(1)	21,380	1,638,136
Walmart, Inc.	157,437	16,225,457
		$ 46,292,692
Containers & Packaging — 1.3%
Amcor PLC	458,064	$ 3,746,964
AptarGroup, Inc.	5,050	674,983
Avery Dennison Corp.	11,961	1,939,715
Ball Corp.	43,293	2,182,833
Crown Holdings, Inc.	19,299	1,864,091
Graphic Packaging Holding Co.	56,990	1,115,294
International Paper Co.	104,179	4,833,906
Packaging Corp. of America	15,120	3,295,102
Sealed Air Corp.	26,641	941,759
Silgan Holdings, Inc.	19,023	818,179
Smurfit WestRock PLC	74,744	3,181,852
		$24,594,678
Distributors — 0.2%
Genuine Parts Co.	19,191	$2,659,873
LKQ Corp.	35,438	1,082,276
Pool Corp.	1,829	567,118
		$4,309,267
Diversified Consumer Services — 0.1%
ADT, Inc.	66,556	$579,703
Adtalem Global Education, Inc.(1)	1,483	229,049
H&R Block, Inc.	5,118	258,817
Service Corp. International	18,116	1,507,614
		$2,575,183
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	33,957	$1,010,560
W.P. Carey, Inc.	40,254	2,719,963
		$3,730,523
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	840,180	$23,726,683
Verizon Communications, Inc.	496,508	21,821,527
		$45,548,210
Electric Utilities — 2.4%
Alliant Energy Corp.	47,733	$3,217,682
Evergy, Inc.	42,247	3,211,617
Eversource Energy	68,098	4,844,492
Exelon Corp.	165,423	7,445,689
IDACORP, Inc.	9,429	1,246,042
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	151,229	$ 11,416,277
NRG Energy, Inc.	23,199	3,757,078
Portland General Electric Co.	19,163	843,172
TXNM Energy, Inc.	15,247	862,218
Xcel Energy, Inc.	97,805	7,887,973
		$ 44,732,240
Electrical Equipment — 0.7%
Acuity, Inc.	1,315	$ 452,873
AMETEK, Inc.	5,468	1,027,984
Emerson Electric Co.	57,221	7,506,251
Hubbell, Inc.	1,261	542,621
nVent Electric PLC	25,055	2,471,425
Regal Rexnord Corp.	6,759	969,511
Rockwell Automation, Inc.	1,581	552,607
		$13,523,272
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.(1)	6,337	$766,777
CDW Corp.	14,025	2,233,902
Cognex Corp.	16,699	756,465
Coherent Corp.(1)	11,440	1,232,317
Flex Ltd.(1)	56,919	3,299,594
Itron, Inc.(1)	5,319	662,534
Jabil, Inc.	135	29,318
Littelfuse, Inc.	2,074	537,187
Ralliant Corp.	5,941	259,800
TD SYNNEX Corp.	10,965	1,795,519
Teledyne Technologies, Inc.(1)	4,067	2,383,425
Trimble, Inc.(1)	31,866	2,601,859
Vontier Corp.	15,802	663,210
Zebra Technologies Corp., Class A(1)	3,101	921,493
		$18,143,400
Energy Equipment & Services — 0.4%
Baker Hughes Co.	158,822	$7,737,808
		$7,737,808
Entertainment — 1.6%
Roku, Inc.(1)	8,037	$804,745
Take-Two Interactive Software, Inc.(1)	18,174	4,695,434
Walt Disney Co.	150,012	17,176,374
Warner Bros. Discovery, Inc.(1)	407,306	7,954,686
Warner Music Group Corp., Class A	9,495	323,400
		$30,954,639
Financial Services — 0.8%
Equitable Holdings, Inc.	45,066	$2,288,452
Essent Group Ltd.	18,089	1,149,737
Euronet Worldwide, Inc.(1)	1,307	114,768

3
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	108	$ 16,084
Jackson Financial, Inc., Class A	426	43,124
MGIC Investment Corp.	38,801	1,100,784
Mr. Cooper Group, Inc.	10,757	2,267,468
PayPal Holdings, Inc.(1)	92,069	6,174,147
PennyMac Financial Services, Inc.	6,025	746,377
Voya Financial, Inc.	17,086	1,278,033
		$ 15,178,974
Food Products — 2.0%
Bunge Global SA	23,375	$1,899,219
Campbell's Co.	34,577	1,091,942
Conagra Brands, Inc.	83,540	1,529,617
Darling Ingredients, Inc.(1)	26,281	811,294
General Mills, Inc.	96,054	4,843,043
Hershey Co.	15,253	2,853,074
Hormel Foods Corp.	51,060	1,263,224
Ingredion, Inc.	10,469	1,278,370
J.M. Smucker Co.	9,927	1,078,072
Kellanova	46,530	3,816,391
Kraft Heinz Co.	156,187	4,067,110
Lamb Weston Holdings, Inc.	6,116	355,217
McCormick & Co., Inc.	37,453	2,505,980
Mondelez International, Inc., Class A	136,975	8,556,828
Pilgrim's Pride Corp.	7,195	292,980
Post Holdings, Inc.(1)	8,590	923,253
		$37,165,614
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	11,275	$883,283
UGI Corp.	40,164	1,335,855
		$2,219,138
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	12,400	$1,663,708
Knight-Swift Transportation Holdings, Inc.	29,101	1,149,780
Landstar System, Inc.	5,176	634,371
Ryder System, Inc.	7,430	1,401,595
Saia, Inc.(1)	1,194	357,436
Union Pacific Corp.	44,997	10,635,941
XPO, Inc.(1)	12,870	1,663,705
		$17,506,536
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	120,510	$16,141,109
Align Technology, Inc.(1)	200	25,044
Baxter International, Inc.	73,595	1,675,758
Becton Dickinson & Co.	21,336	3,993,459
Cooper Cos., Inc.(1)	12,771	875,580
GE HealthCare Technologies, Inc.	70,646	5,305,515
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Glaukos Corp.(1)	9,128	$ 744,388
Hologic, Inc.(1)	10,479	707,228
Medtronic PLC	151,699	14,447,813
STERIS PLC	130	32,167
Zimmer Biomet Holdings, Inc.	21,268	2,094,898
		$ 46,042,959
Health Care Providers & Services — 4.8%
Centene Corp.(1)	87,668	$ 3,127,994
Cigna Group	36,536	10,531,502
CVS Health Corp.	169,091	12,747,770
DaVita, Inc.(1)	5,374	714,043
Elevance Health, Inc.	32,055	10,357,612
Encompass Health Corp.	9,216	1,170,616
Ensign Group, Inc.	453	78,265
Guardant Health, Inc.(1)	4,000	249,920
Henry Schein, Inc.(1)	18,425	1,222,867
Humana, Inc.	21,467	5,585,069
Labcorp Holdings, Inc.	10,050	2,884,953
Molina Healthcare, Inc.(1)	9,142	1,749,413
Option Care Health, Inc.(1)	4,264	118,369
Quest Diagnostics, Inc.	17,546	3,343,917
UnitedHealth Group, Inc.	102,795	35,495,114
		$89,377,424
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	31,890	$2,657,713
American Healthcare REIT, Inc.	21,046	884,143
CareTrust REIT, Inc.	16,883	585,502
Healthcare Realty Trust, Inc.	58,815	1,060,434
Healthpeak Properties, Inc.	129,158	2,473,376
Omega Healthcare Investors, Inc.	53,956	2,278,022
Ventas, Inc.	28,548	1,998,075
		$11,937,265
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	127,724	$2,173,862
Ryman Hospitality Properties, Inc.	7,608	681,601
		$2,855,463
Hotels, Restaurants & Leisure — 0.6%
Aramark	36,276	$1,392,998
Brinker International, Inc.(1)	1,000	126,680
Darden Restaurants, Inc.	9,271	1,764,828
Life Time Group Holdings, Inc.(1)	7,000	193,200
Starbucks Corp.	71,929	6,085,193
Vail Resorts, Inc.	5,416	810,071
Wyndham Hotels & Resorts, Inc.	7,922	632,968
		$11,005,938

4
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Household Durables — 1.2%
D.R. Horton, Inc.	43,731	$ 7,411,093
Lennar Corp., Class A	42,563	5,364,640
Mohawk Industries, Inc.(1)	6,439	830,116
PulteGroup, Inc.	37,032	4,893,038
Somnigroup International, Inc.(2)	346	29,178
Taylor Morrison Home Corp.(1)	17,211	1,136,098
Toll Brothers, Inc.	18,223	2,517,325
TopBuild Corp.(1)	1,959	765,695
		$22,947,183
Household Products — 1.3%
Church & Dwight Co., Inc.	5,190	$454,800
Clorox Co.	16,043	1,978,102
Colgate-Palmolive Co.	7,052	563,737
Kimberly-Clark Corp.	29,698	3,692,649
Procter & Gamble Co.	117,601	18,069,393
		$24,758,681
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	132,953	$1,749,662
Brookfield Renewable Corp.	8,789	302,517
Clearway Energy, Inc., Class C	10,220	288,715
		$2,340,894
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	55,915	$684,400
EastGroup Properties, Inc.	6,461	1,093,589
First Industrial Realty Trust, Inc.	21,052	1,083,546
Lineage, Inc.(2)	6,271	242,311
Prologis, Inc.	119,973	13,739,308
Rexford Industrial Realty, Inc.	44,225	1,818,090
STAG Industrial, Inc.	34,850	1,229,856
Terreno Realty Corp.	17,709	1,004,986
		$20,896,086
Insurance — 5.3%
Aflac, Inc.	75,666	$8,451,892
Allstate Corp.	40,889	8,776,824
American Financial Group, Inc.	12,097	1,762,775
American International Group, Inc.	89,300	7,013,622
Arch Capital Group Ltd.	55,884	5,070,355
Axis Capital Holdings Ltd.	12,543	1,201,619
Cincinnati Financial Corp.	28,152	4,450,831
Everest Group Ltd.	7,575	2,652,992
First American Financial Corp.	17,210	1,105,570
Globe Life, Inc.	14,165	2,025,170
Hanover Insurance Group, Inc.	6,612	1,200,938
Hartford Insurance Group, Inc.	49,057	6,543,713
Lincoln National Corp.	31,169	1,257,046
Marsh & McLennan Cos., Inc.	16,950	3,415,933
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	91,305	$ 7,520,793
Old Republic International Corp.	42,080	1,787,138
Primerica, Inc.	3,036	842,763
Principal Financial Group, Inc.	40,917	3,392,428
Progressive Corp.	16,121	3,981,081
Prudential Financial, Inc.	60,863	6,313,928
Reinsurance Group of America, Inc.	12,135	2,331,498
RenaissanceRe Holdings Ltd.	8,146	2,068,514
Selective Insurance Group, Inc.	9,422	763,842
Travelers Cos., Inc.	33,090	9,239,390
Unum Group	30,953	2,407,524
W.R. Berkley Corp.	37,251	2,854,172
Willis Towers Watson PLC	1,909	659,464
		$99,091,815
Interactive Media & Services — 0.0%†
Snap, Inc., Class A(1)	107,693	$830,313
		$830,313
IT Services — 1.3%
Accenture PLC, Class A	20,262	$4,996,609
Akamai Technologies, Inc.(1)	3,557	269,478
Amdocs Ltd.	12,748	1,045,973
Cognizant Technology Solutions Corp., Class A	56,642	3,798,979
EPAM Systems, Inc.(1)	1,773	267,351
International Business Machines Corp.	43,648	12,315,720
Kyndryl Holdings, Inc.(1)	24,066	722,702
Twilio, Inc., Class A(1)	2,919	292,163
		$23,708,975
Leisure Products — 0.1%
Hasbro, Inc.	16,382	$1,242,575
Mattel, Inc.(1)	45,132	759,571
		$2,002,146
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	2,225	$285,579
Avantor, Inc.(1)	119,591	1,492,496
Bio-Rad Laboratories, Inc., Class A(1)	3,477	974,916
Charles River Laboratories International, Inc.(1)	3,707	579,997
Danaher Corp.	48,554	9,626,316
Illumina, Inc.(1)	27,048	2,568,749
IQVIA Holdings, Inc.(1)	15,067	2,861,826
Repligen Corp.(1)	4,129	551,923
Revvity, Inc.(2)	17,238	1,510,911
Thermo Fisher Scientific, Inc.	25,064	12,156,541
		$32,609,254
Machinery — 3.6%
AGCO Corp.	3,953	$423,248

5
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
Allison Transmission Holdings, Inc.	6,518	$ 553,248
Caterpillar, Inc.	24,526	11,702,581
CNH Industrial NV	167,912	1,821,845
Cummins, Inc.	16,372	6,915,042
Deere & Co.	19,422	8,880,904
Donaldson Co., Inc.	4,908	401,720
Dover Corp.	27,168	4,532,437
ESAB Corp.	2,285	255,326
Flowserve Corp.	12,597	669,405
Fortive Corp.	17,825	873,247
Gates Industrial Corp. PLC(1)	35,947	892,205
IDEX Corp.	5,632	916,664
Illinois Tool Works, Inc.	4,855	1,265,990
ITT, Inc.	1,307	233,639
JBT Marel Corp.	5,267	739,750
Lincoln Electric Holdings, Inc.	1,066	251,395
Middleby Corp.(1)	8,801	1,169,917
Mueller Industries, Inc.	8,985	908,473
Nordson Corp.	3,451	783,204
Oshkosh Corp.	12,225	1,585,582
Otis Worldwide Corp.	9,598	877,545
PACCAR, Inc.	73,003	7,177,655
Parker-Hannifin Corp.	3,760	2,850,644
Pentair PLC	10,297	1,140,496
Snap-on, Inc.	7,944	2,752,834
Stanley Black & Decker, Inc.	32,282	2,399,521
Timken Co.	11,480	863,066
Toro Co.	12,406	945,337
Watts Water Technologies, Inc., Class A	42	11,730
Westinghouse Air Brake Technologies Corp.	985	197,463
Xylem, Inc.	19,488	2,874,480
		$67,866,593
Media — 1.4%
Charter Communications, Inc., Class A(1)	14,412	$3,964,813
Comcast Corp., Class A	463,385	14,559,557
Interpublic Group of Cos., Inc.	63,785	1,780,239
Liberty Broadband Corp., Class C(1)	20,356	1,293,420
New York Times Co., Class A	842	48,331
Nexstar Media Group, Inc.	4,929	974,661
Omnicom Group, Inc.	33,090	2,697,828
Paramount Skydance Corp., Class B(2)	41,371	782,739
Sirius XM Holdings, Inc.	36,863	857,986
		$26,959,574
Metals & Mining — 0.8%
Nucor Corp.	42,377	$5,739,117
Reliance, Inc.	14,440	4,055,185
Steel Dynamics, Inc.	34,582	4,821,769
		$14,616,071
Security	Shares	Value
Mortgage REITs — 0.2%
AGNC Investment Corp.(2)	151,605	$ 1,484,213
Annaly Capital Management, Inc.	32,324	653,268
Rithm Capital Corp.	89,890	1,023,847
Starwood Property Trust, Inc.(2)	55,472	1,074,493
		$ 4,235,821
Multi-Utilities — 3.0%
Ameren Corp.	49,277	$ 5,143,533
CMS Energy Corp.	55,243	4,047,102
Consolidated Edison, Inc.	65,688	6,602,958
Dominion Energy, Inc.	135,852	8,310,067
DTE Energy Co.	37,009	5,234,183
NiSource, Inc.	87,329	3,781,346
Public Service Enterprise Group, Inc.	81,408	6,794,312
Sempra	101,918	9,170,581
WEC Energy Group, Inc.	58,839	6,742,361
		$55,826,443
Office REITs — 0.3%
BXP, Inc.	27,509	$2,045,019
COPT Defense Properties	21,476	624,093
Cousins Properties, Inc.	31,419	909,266
Kilroy Realty Corp.(2)	21,181	894,897
Vornado Realty Trust	31,580	1,279,937
		$5,753,212
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	128,221	$6,058,442
		$6,058,442
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	7,125	$632,985
		$632,985
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	22,458	$1,117,959
American Airlines Group, Inc.(1)	120,350	1,352,734
Delta Air Lines, Inc.	112,092	6,361,221
		$8,831,914
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	14,335	$1,263,200
Kenvue, Inc.	42,498	689,743
		$1,952,943
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	270,113	$12,182,096
Elanco Animal Health, Inc.(1)(2)	89,149	1,795,461
Jazz Pharmaceuticals PLC(1)	10,591	1,395,894
Merck & Co., Inc.	292,049	24,511,673

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	706,354	$ 17,997,900
Royalty Pharma PLC, Class A	60,975	2,151,198
		$ 60,034,222
Professional Services — 0.5%
Automatic Data Processing, Inc.	11,821	$ 3,469,463
Booz Allen Hamilton Holding Corp.	13,351	1,334,432
Broadridge Financial Solutions, Inc.	472	112,416
FTI Consulting, Inc.(1)	2,804	453,267
Genpact Ltd.	20,346	852,294
Parsons Corp.(1)	2,000	165,840
Paychex, Inc.	5,980	758,025
Robert Half, Inc.	16,161	549,151
Science Applications International Corp.	7,780	773,099
SS&C Technologies Holdings, Inc.	11,381	1,010,178
		$9,478,165
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	7,162	$1,128,445
Jones Lang LaSalle, Inc.(1)	8,277	2,468,863
Zillow Group, Inc., Class C(1)	25,554	1,968,936
		$5,566,244
Residential REITs — 1.0%
AvalonBay Communities, Inc.	24,926	$4,814,955
Camden Property Trust	12,206	1,303,357
Equity LifeStyle Properties, Inc.	17,403	1,056,362
Equity Residential	70,025	4,532,718
Essex Property Trust, Inc.	9,719	2,601,387
Invitation Homes, Inc.	29,754	872,685
Mid-America Apartment Communities, Inc.	19,483	2,722,360
UDR, Inc.	31,338	1,167,654
		$19,071,478
Retail REITs — 1.4%
Brixmor Property Group, Inc.	56,909	$1,575,241
Federal Realty Investment Trust	16,023	1,623,290
Kimco Realty Corp.	123,468	2,697,776
NNN REIT, Inc.	34,915	1,486,332
Phillips Edison & Co., Inc.	19,746	677,880
Realty Income Corp.	142,136	8,640,447
Regency Centers Corp.	31,911	2,326,312
Simon Property Group, Inc.	42,509	7,977,664
		$27,004,942
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc.(1)	3,750	$109,500
Analog Devices, Inc.	9,852	2,420,636
Cirrus Logic, Inc.(1)	3,430	429,745
Entegris, Inc.(2)	10,654	985,069
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(1)	566,826	$ 19,017,012
Marvell Technology, Inc.	49,597	4,169,620
Microchip Technology, Inc.	53,234	3,418,688
Micron Technology, Inc.	90,148	15,083,563
MKS, Inc.	11,709	1,449,223
ON Semiconductor Corp.(1)	4,653	229,439
QUALCOMM, Inc.	67,481	11,226,139
Skyworks Solutions, Inc.	23,715	1,825,581
Teradyne, Inc.	7,149	983,988
Texas Instruments, Inc.	57,164	10,502,742
Universal Display Corp.	900	129,267
		$71,980,212
Software — 0.1%
ACI Worldwide, Inc.(1)	8,570	$452,239
Confluent, Inc., Class A(1)	4,153	82,229
Dolby Laboratories, Inc., Class A	3,633	262,920
Q2 Holdings, Inc.(1)	2,091	151,368
Roper Technologies, Inc.	2,073	1,033,784
Varonis Systems, Inc.(1)	5,374	308,844
		$2,291,384
Specialized REITs — 1.6%
American Tower Corp.	26,213	$5,041,284
Crown Castle, Inc.	23,373	2,255,261
CubeSmart	38,273	1,556,180
Digital Realty Trust, Inc.	38,740	6,697,371
Equinix, Inc.	1,275	998,631
Extra Space Storage, Inc.	34,138	4,811,410
Lamar Advertising Co., Class A	10,643	1,302,916
National Storage Affiliates Trust	7,771	234,839
Public Storage	14,262	4,119,579
SBA Communications Corp.	3,339	645,596
Weyerhaeuser Co.	93,418	2,315,832
		$29,978,899
Specialty Retail — 2.1%
AutoNation, Inc.(1)	3,905	$854,297
Bath & Body Works, Inc.	29,490	759,662
Best Buy Co., Inc.	25,446	1,924,227
Boot Barn Holdings, Inc.(1)	1,000	165,720
Burlington Stores, Inc.(1)	1,906	485,077
CarMax, Inc.(1)	21,155	949,225
Carvana Co.(1)	816	307,828
Dick's Sporting Goods, Inc.	7,338	1,630,650
Five Below, Inc.(1)	3,786	585,694
Floor & Decor Holdings, Inc., Class A(1)	7,197	530,419
GameStop Corp., Class A(1)	22,991	627,194
Gap, Inc.	34,165	730,789
Group 1 Automotive, Inc.	1,694	741,142
Home Depot, Inc.	32,975	13,361,140

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	3,497	$ 1,105,052
Lowe's Cos., Inc.	35,747	8,983,579
Penske Automotive Group, Inc.	2,304	400,689
Ross Stores, Inc.	9,824	1,497,079
Tractor Supply Co.	28,825	1,639,278
Urban Outfitters, Inc.(1)	6,362	454,438
Wayfair, Inc., Class A(1)	12,979	1,159,414
Williams-Sonoma, Inc.	686	134,079
		$39,026,672
Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc., Class C	24,172	$3,426,865
Hewlett Packard Enterprise Co.	200,915	4,934,472
HP, Inc.	144,221	3,927,138
NetApp, Inc.	21,409	2,536,110
Sandisk Corp.(1)	21,613	2,424,979
Seagate Technology Holdings PLC	33,340	7,870,240
Western Digital Corp.	52,504	6,303,630
		$31,423,434
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(1)(2)	5,548	$463,535
NIKE, Inc., Class B	107,421	7,490,466
Ralph Lauren Corp.	1,037	325,162
Tapestry, Inc.	8,998	1,018,754
VF Corp.	52,528	757,979
		$10,055,896
Trading Companies & Distributors — 0.6%
Air Lease Corp.	19,449	$1,237,929
Applied Industrial Technologies, Inc.	1,422	371,213
Core & Main, Inc., Class A(1)	9,233	497,012
Ferguson Enterprises, Inc.	9,847	2,211,439
GATX Corp.	6,565	1,147,562
QXO, Inc.(1)	71,668	1,365,992
SiteOne Landscape Supply, Inc.(1)	2,131	274,473
United Rentals, Inc.	1,354	1,292,610
Watsco, Inc.	3,688	1,491,058
WESCO International, Inc.	6,385	1,350,428
		$11,239,716
Water Utilities — 0.3%
American Water Works Co., Inc.	30,801	$4,287,191
Essential Utilities, Inc.	47,380	1,890,462
		$6,177,653
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	20,413	$ 4,886,464
		$ 4,886,464
Total Common Stocks (identified cost $1,449,041,410)		$1,881,602,230

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(2)(3)	4,878	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.4%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(4)	5,910,873	$ 5,910,873
Total Affiliated Fund (identified cost $5,910,873)		$ 5,910,873
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(5)	2,216,599	$ 2,216,599
Total Securities Lending Collateral (identified cost $2,216,599)		$ 2,216,599
Total Short-Term Investments (identified cost $8,127,472)		$ 8,127,472
Total Investments — 100.3% (identified cost $1,457,168,882)		$1,889,729,702
Other Assets, Less Liabilities — (0.3)%		$ (5,992,560)
Net Assets — 100.0%		$1,883,737,142

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $9,021,500.

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,451,258,009) - including $9,021,500 of securities on loan	$1,883,818,829
Investments in securities of affiliated issuers, at value (identified cost $5,910,873)	5,910,873
Cash	278
Receivable for capital shares sold	2,155,743
Dividends receivable	2,357,465
Dividends receivable - affiliated	9,805
Securities lending income receivable	1,637
Receivable from affiliates	376,778
Directors' deferred compensation plan	214,292
Total assets	$1,894,845,700
Liabilities
Payable for capital shares redeemed	$7,868,348
Deposits for securities loaned	2,216,599
Payable to affiliates:
Investment advisory fee	184,075
Administrative fee	184,373
Distribution and service fees	29,776
Sub-transfer agency fee	9,373
Directors' deferred compensation plan	214,292
Accrued expenses	401,722
Total liabilities	$11,108,558
Net Assets	$1,883,737,142
Sources of Net Assets
Paid-in capital	$1,323,988,305
Distributable earnings	559,748,837
Net Assets	$1,883,737,142
Class A Shares
Net Assets	$146,208,032
Shares Outstanding	4,091,431
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.74
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$37.52
Class I Shares
Net Assets	$1,585,121,228
Shares Outstanding	43,971,107
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$36.05
10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$152,407,882
Shares Outstanding	4,235,091
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $9,452)	$44,937,688
Dividend income - affiliated issuers	76,163
Securities lending income, net	12,128
Total investment income	$45,025,979
Expenses
Investment advisory fee	$2,161,029
Administrative fee	2,161,029
Distribution and service fees:
Class A	311,922
Directors' fees and expenses	99,739
Custodian fees	27,408
Transfer agency fees and expenses	1,405,218
Accounting fees	364,925
Professional fees	86,326
Registration fees	69,137
Reports to shareholders	161,193
Miscellaneous	79,566
Total expenses	$6,927,492
Waiver and/or reimbursement of expenses by affiliates	$(2,341,975)
Net expenses	$4,585,517
Net investment income	$40,440,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$142,108,126
Foreign currency transactions	141
Net realized gain	$142,108,267
Change in unrealized appreciation (depreciation):
Investment securities	$10,016,117
Foreign currency	(125)
Net change in unrealized appreciation (depreciation)	$10,015,992
Net realized and unrealized gain	$152,124,259
Net increase in net assets from operations	$192,564,721
12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$40,440,462	$39,706,540
Net realized gain	142,108,267	101,827,471
Net change in unrealized appreciation (depreciation)	10,015,992	319,114,628
Net increase in net assets from operations	$192,564,721	$460,648,639
Distributions to shareholders:
Class A	$(6,389,501)	$(1,803,258)
Class I	(91,201,712)	(31,647,601)
Class R6	(8,161,277)	(2,813,197)
Total distributions to shareholders	$(105,752,490)	$(36,264,056)
Capital share transactions:
Class A	$25,752,560	$(3,018,332)
Class I	(104,886,647)	(161,674,991)
Class R6	(4,654,763)	(4,656,996)
Net decrease in net assets from capital share transactions	$(83,788,850)	$(169,350,319)
Net increase in net assets	$3,023,381	$255,034,264
Net Assets
At beginning of year	$1,880,713,761	$1,625,679,497
At end of year	$1,883,737,142	$1,880,713,761
13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$34.16	$26.88	$24.86	$30.72	$23.00
Income (Loss) From Operations
Net investment income(1)	$0.67	$0.61	$0.58	$0.51	$0.46
Net realized and unrealized gain (loss)	2.86	7.21	1.94	(5.11)	7.69
Total income (loss) from operations	$3.53	$7.82	$2.52	$(4.60)	$8.15
Less Distributions
From net investment income	$(0.63)	$(0.54)	$(0.50)	$(0.38)	$(0.33)
From net realized gain	(1.32)	—	—	(0.88)	(0.10)
Total distributions	$(1.95)	$(0.54)	$(0.50)	$(1.26)	$(0.43)
Net asset value — End of year	$35.74	$34.16	$26.88	$24.86	$30.72
Total Return(2)	10.79%	29.37%	10.13%	(15.75)%	35.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$146,208	$112,280	$91,071	$90,131	$87,085
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.62%	0.62%	0.63%	0.61%	0.61%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%(4)	0.49%
Net investment income	2.01%	2.01%	2.10%	1.73%	1.59%
Portfolio Turnover	27%	33%	31%	34%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$34.43	$27.10	$25.04	$30.92	$23.16
Income (Loss) From Operations
Net investment income(1)	$0.76	$0.69	$0.66	$0.59	$0.54
Net realized and unrealized gain (loss)	2.88	7.26	1.96	(5.14)	7.72
Total income (loss) from operations	$3.64	$7.95	$2.62	$(4.55)	$8.26
Less Distributions
From net investment income	$(0.70)	$(0.62)	$(0.56)	$(0.45)	$(0.40)
From net realized gain	(1.32)	—	—	(0.88)	(0.10)
Total distributions	$(2.02)	$(0.62)	$(0.56)	$(1.33)	$(0.50)
Net asset value — End of year	$36.05	$34.43	$27.10	$25.04	$30.92
Total Return(2)	11.07%	29.70%	10.41%	(15.52)%	36.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,585,121	$1,618,939	$1,412,587	$1,492,096	$1,524,045
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.37%	0.37%	0.38%	0.36%	0.36%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%(4)	0.24%
Net investment income	2.26%	2.26%	2.36%	1.98%	1.83%
Portfolio Turnover	27%	33%	31%	34%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$34.39	$27.07	$25.05	$31.03
Income (Loss) From Operations
Net investment income(2)	$0.78	$0.70	$0.66	$0.41
Net realized and unrealized gain (loss)	2.87	7.26	1.97	(6.39)
Total income (loss) from operations	$3.65	$7.96	$2.63	$(5.98)
Less Distributions
From net investment income	$(0.73)	$(0.64)	$(0.61)	$ —
From net realized gain	(1.32)	—	—	—
Total distributions	$(2.05)	$(0.64)	$(0.61)	$ —
Net asset value — End of period	$35.99	$34.39	$27.07	$25.05
Total Return(3)	11.11%	29.79%	10.44%	(19.27)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,408	$149,495	$122,021	$28,633
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.29%	0.32%	0.33%	0.31%(6)
Net expenses	0.19%(7)	0.19%(7)	0.19%(7)	0.19%(6)(7)
Net investment income	2.31%	2.31%	2.37%	2.21%(6)
Portfolio Turnover	27%	33%	31%	34%(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,881,602,230(2)	$ —	$ —	$1,881,602,230
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	5,910,873	—	—	5,910,873
Securities Lending Collateral	2,216,599	—	—	2,216,599
Total Investments	$1,889,729,702	$ —	$0	$1,889,729,702

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Translation— Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the
18

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $2,161,029.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $2,645 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.19% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $2,339,330.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $2,161,029.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $311,922 for Class A shares.
The Fund was informed that EVD received $15,691 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $34,224 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the year ended September 30, 2025, CRM reimbursed the Fund $221,085 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $482,803,061 and $631,264,267, respectively.
19

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$37,808,802	$36,264,056
Long-term capital gains	$67,943,688	$ —
During the year ended September 30, 2025, distributable earnings was decreased by $14,408,091 and paid-in capital was increased by $14,408,091 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$60,038,150
Undistributed long-term capital gains	93,516,079
Net unrealized appreciation	406,194,608
Distributable earnings	$559,748,837
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,483,535,094
Gross unrealized appreciation	$473,992,726
Gross unrealized depreciation	(67,798,118)
Net unrealized appreciation	$406,194,608
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $9,021,500 and the total value of collateral received was $9,235,180, comprised of cash of $2,216,599 and U.S. government and/or agencies securities of $7,018,581.
20

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,216,599	$ —	$ —	$ —	$2,216,599
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,910,873, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,734,952	$108,857,237	$(104,681,316)	$ —	$ —	$5,910,873	$76,163	5,910,873
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,542,585	$50,199,846	617,589	$18,566,950
Reinvestment of distributions	178,236	5,894,279	55,432	1,625,259
Shares redeemed	(916,360)	(30,341,565)	(773,497)	(23,210,541)
Net increase (decrease)	804,461	$25,752,560	(100,476)	$(3,018,332)
21

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	7,621,012	$254,452,245	8,565,799	$256,935,906
Reinvestment of distributions	2,070,313	68,920,718	819,995	24,189,858
Shares redeemed	(12,737,565)	(428,259,610)	(14,496,835)	(442,800,755)
Net decrease	(3,046,240)	$(104,886,647)	(5,111,041)	$(161,674,991)
Class R6
Shares sold	760,957	$25,169,470	584,564	$18,169,498
Reinvestment of distributions	223,938	7,439,224	89,633	2,639,686
Shares redeemed	(1,097,209)	(37,263,457)	(834,588)	(25,466,180)
Net decrease	(112,314)	$(4,654,763)	(160,391)	$(4,656,996)
22

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert US Large-Cap Value Responsible Index Fund and Board of Directors of Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), one of the funds constituting Calvert Responsible Index Series, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $653,224, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $37,994,333, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 85.01% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $104,061,625 or, if subsequently determined to be different, the net capital gain of such year.
24

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Responsible Index Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Responsible Index Series, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	127,850,233	1,822,744
Von M. Hughes	125,271,720	4,401,256
Kim M. Keenan	127,894,543	1,778,434
Eddie Ramos	125,370,461	4,302,516
Carlton M. Waterhouse	125,358,676	4,314,300
Results are rounded to the nearest whole number.
25

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024. This performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective
27

Calvert
US Large-Cap Value Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

CFJAX-NCSR 9.30.25

Calvert
US Mid-Cap Core Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
US Mid-Cap Core Responsible Index Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
ATI, Inc.(1)	9,343	$ 759,960
Curtiss-Wright Corp.	1,777	964,804
HEICO Corp.	4,746	1,532,104
Loar Holdings, Inc.(1)	1,370	109,600
Moog, Inc., Class A	1,356	281,600
Woodward, Inc.	2,639	666,902
		$ 4,314,970
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	6,369	$843,256
Expeditors International of Washington, Inc.	7,185	880,809
GXO Logistics, Inc.(1)	6,359	336,327
		$2,060,392
Automobile Components — 0.6%
Aptiv PLC(1)	11,725	$1,010,930
Autoliv, Inc.	3,728	460,408
BorgWarner, Inc.	11,224	493,407
Lear Corp.	2,663	267,924
Modine Manufacturing Co.(1)	2,627	373,454
		$2,606,123
Automobiles — 1.1%
Ford Motor Co.	169,140	$2,022,914
General Motors Co.	40,285	2,456,176
Rivian Automotive, Inc., Class A(1)	40,542	595,157
		$5,074,247
Banks — 4.0%
Bank OZK	4,427	$225,688
BOK Financial Corp.	1,074	119,687
Cadence Bank	7,398	277,721
Citizens Financial Group, Inc.	17,994	956,561
Columbia Banking System, Inc.	9,426	242,625
Comerica, Inc.	5,554	380,560
Commerce Bancshares, Inc.	5,184	309,796
Cullen/Frost Bankers, Inc.	2,514	318,700
East West Bancorp, Inc.	5,709	607,723
F.N.B. Corp.	15,844	255,247
Fifth Third Bancorp	27,981	1,246,554
First Citizens Bancshares, Inc., Class A	379	678,092
First Financial Bankshares, Inc.	6,235	209,808
First Horizon Corp.	21,692	490,456
Flagstar Financial, Inc.	14,049	162,266
Glacier Bancorp, Inc.	5,104	248,412
Hancock Whitney Corp.	3,821	239,233
Home BancShares, Inc.	7,588	214,740
Huntington Bancshares, Inc.	62,187	1,073,969
Security	Shares	Value
Banks (continued)
KeyCorp	39,682	$ 741,657
M&T Bank Corp.	6,544	1,293,225
Old National Bancorp	13,763	302,098
Pinnacle Financial Partners, Inc.	3,067	287,654
Popular, Inc.	2,946	374,171
Regions Financial Corp.	36,946	974,266
SouthState Bank Corp.	4,271	422,274
Synovus Financial Corp.	5,830	286,136
Truist Financial Corp.	53,974	2,467,691
UMB Financial Corp.	2,938	347,712
United Bankshares, Inc.	6,273	233,418
Valley National Bancorp	21,892	232,055
Webster Financial Corp.	6,862	407,877
Western Alliance Bancorp	4,489	389,286
Wintrust Financial Corp.	2,915	386,063
Zions Bancorp NA	6,115	345,987
		$17,749,408
Beverages — 0.6%
Celsius Holdings, Inc.(1)	7,491	$430,657
Coca-Cola Consolidated, Inc.	2,629	308,014
Keurig Dr. Pepper, Inc.	58,582	1,494,427
Primo Brands Corp., Class A	12,498	276,206
		$2,509,304
Biotechnology — 2.3%
Alkermes PLC(1)	7,769	$233,070
Alnylam Pharmaceuticals, Inc.(1)	5,317	2,424,552
Biogen, Inc.(1)	6,770	948,342
BioMarin Pharmaceutical, Inc.(1)	8,402	455,052
Exact Sciences Corp.(1)	8,099	443,096
Exelixis, Inc.(1)	11,521	475,817
Halozyme Therapeutics, Inc.(1)	5,290	387,969
Incyte Corp.(1)	7,185	609,360
Insmed, Inc.(1)	7,889	1,136,095
Ionis Pharmaceuticals, Inc.(1)	7,206	471,416
Madrigal Pharmaceuticals, Inc.(1)	760	348,582
Moderna, Inc.(1)	15,738	406,513
Neurocrine Biosciences, Inc.(1)	4,453	625,112
Revolution Medicines, Inc.(1)	7,053	329,375
Roivant Sciences Ltd.(1)	20,867	315,718
United Therapeutics Corp.(1)	1,934	810,752
		$10,420,821
Broadline Retail — 0.5%
eBay, Inc.	19,242	$1,750,060
Etsy, Inc.(1)	3,892	258,390
Ollie's Bargain Outlet Holdings, Inc.(1)	2,616	335,894
		$2,344,344

1
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Building Products — 1.7%
A.O. Smith Corp.	5,426	$ 398,323
AAON, Inc.(2)	3,500	327,040
Advanced Drainage Systems, Inc.	3,488	483,786
Allegion PLC	4,012	711,528
Armstrong World Industries, Inc.	1,788	350,466
Builders FirstSource, Inc.(1)	4,599	557,629
Carlisle Cos., Inc.	2,414	794,109
CSW Industrials, Inc.	837	203,182
Fortune Brands Innovations, Inc.	4,697	250,773
Lennox International, Inc.	1,561	826,331
Masco Corp.	8,545	601,483
Owens Corning	5,304	750,304
Simpson Manufacturing Co., Inc.	2,053	343,795
Trex Co., Inc.(1)	4,626	239,025
UFP Industries, Inc.	2,350	219,701
Zurn Elkay Water Solutions Corp., Class C	6,565	308,752
		$7,366,227
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	1,144	$272,764
Ameriprise Financial, Inc.	3,955	1,942,894
Blue Owl Capital, Inc.	24,691	418,019
Carlyle Group, Inc.	10,804	677,411
Cboe Global Markets, Inc.	4,377	1,073,459
Evercore, Inc., Class A	1,545	521,159
FactSet Research Systems, Inc.	2,204	631,424
Franklin Resources, Inc.	10,947	253,204
Hamilton Lane, Inc., Class A	2,229	300,447
Houlihan Lokey, Inc.	2,399	492,563
Invesco Ltd.	17,977	412,392
Janus Henderson Group PLC	5,231	232,832
Jefferies Financial Group, Inc.	6,705	438,641
LPL Financial Holdings, Inc.	3,303	1,098,875
MarketAxess Holdings, Inc.	2,017	351,462
Morningstar, Inc.	1,356	314,606
MSCI, Inc.	3,314	1,880,397
Nasdaq, Inc.	19,093	1,688,776
Northern Trust Corp.	7,909	1,064,551
PJT Partners, Inc., Class A	1,021	181,462
Raymond James Financial, Inc.	7,550	1,303,130
SEI Investments Co.	4,191	355,606
State Street Corp.	11,965	1,388,060
Stifel Financial Corp.	4,305	488,488
T. Rowe Price Group, Inc.	9,071	931,048
TPG, Inc.	5,487	315,228
Tradeweb Markets, Inc., Class A	4,783	530,817
Virtu Financial, Inc., Class A	3,665	130,108
		$19,689,823
Security	Shares	Value
Chemicals — 1.1%
Axalta Coating Systems Ltd.(1)	11,109	$ 317,939
Balchem Corp.	1,682	252,401
Celanese Corp.	4,835	203,457
Eastman Chemical Co.	5,533	348,856
Element Solutions, Inc.	10,481	263,807
FMC Corp.	6,005	201,948
International Flavors & Fragrances, Inc.	12,322	758,296
Mosaic Co.	15,761	546,591
PPG Industries, Inc.	10,712	1,125,938
RPM International, Inc.	6,060	714,353
		$4,733,586
Commercial Services & Supplies — 1.0%
Casella Waste Systems, Inc., Class A(1)	3,144	$298,303
Clean Harbors, Inc.(1)	2,436	565,688
Copart, Inc.(1)	38,483	1,730,580
MSA Safety, Inc.	1,664	286,324
Tetra Tech, Inc.	12,341	411,943
Veralto Corp.	11,629	1,239,768
		$4,532,606
Communications Equipment — 0.5%
Ciena Corp.(1)	6,594	$960,548
F5, Inc.(1)	2,619	846,435
Lumentum Holdings, Inc.(1)	3,058	497,567
		$2,304,550
Construction & Engineering — 2.0%
AECOM	6,095	$795,215
API Group Corp.(1)	17,382	597,419
Comfort Systems USA, Inc.	1,646	1,358,246
Construction Partners, Inc., Class A(1)	2,321	294,767
Dycom Industries, Inc.(1)	1,323	385,998
EMCOR Group, Inc.	2,078	1,349,744
IES Holdings, Inc.(1)(2)	411	163,434
MasTec, Inc.(1)	2,834	603,104
Quanta Services, Inc.	6,242	2,586,810
Sterling Infrastructure, Inc.(1)	1,344	456,530
Valmont Industries, Inc.	955	370,282
WillScot Holdings Corp.	8,556	180,617
		$9,142,166
Construction Materials — 0.5%
Knife River Corp.(1)	6,157	$473,288
Vulcan Materials Co.	6,014	1,850,027
		$2,323,315
Consumer Finance — 0.9%
Ally Financial, Inc.	11,721	$459,463
Credit Acceptance Corp.(1)(2)	296	138,211

2
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Consumer Finance (continued)
FirstCash Holdings, Inc.	1,705	$ 270,106
OneMain Holdings, Inc.	5,392	304,432
SLM Corp.	8,926	247,072
SoFi Technologies, Inc.(1)	49,845	1,316,905
Synchrony Financial	15,577	1,106,746
		$ 3,842,935
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	19,328	$ 338,433
BJ's Wholesale Club Holdings, Inc.(1)	5,366	500,380
Casey's General Stores, Inc.	1,690	955,391
Dollar General Corp.	9,137	944,309
Dollar Tree, Inc.(1)	8,378	790,632
Kroger Co.	28,995	1,954,553
Maplebear, Inc.(1)	8,103	297,866
Performance Food Group Co.(1)	6,961	724,222
Sprouts Farmers Market, Inc.(1)	4,499	489,491
Sysco Corp.	21,510	1,771,133
Target Corp.	19,075	1,711,028
U.S. Foods Holding Corp.(1)	10,357	793,553
		$11,270,991
Containers & Packaging — 1.5%
Amcor PLC	107,531	$879,604
AptarGroup, Inc.	3,085	412,341
Avery Dennison Corp.	3,660	593,542
Ball Corp.	13,259	668,519
Crown Holdings, Inc.	5,372	518,881
Graphic Packaging Holding Co.	13,437	262,962
International Paper Co.	24,576	1,140,326
Packaging Corp. of America	4,268	930,125
Sealed Air Corp.	6,842	241,865
Silgan Holdings, Inc.	4,003	172,169
Smurfit WestRock PLC	24,670	1,050,202
		$6,870,536
Distributors — 0.4%
Genuine Parts Co.	5,646	$782,535
LKQ Corp.	10,146	309,859
Pool Corp.	1,525	472,857
		$1,565,251
Diversified Consumer Services — 0.7%
ADT, Inc.	23,778	$207,106
Adtalem Global Education, Inc.(1)	2,046	316,005
Bright Horizons Family Solutions, Inc.(1)	3,121	338,847
Duolingo, Inc.(1)	2,270	730,577
H&R Block, Inc.	7,511	379,831
Service Corp. International	7,813	650,198
Security	Shares	Value
Diversified Consumer Services (continued)
Stride, Inc.(1)	2,239	$ 333,477
		$ 2,956,041
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	10,017	$ 298,106
W.P. Carey, Inc.	10,478	707,998
		$ 1,006,104
Electric Utilities — 2.0%
Alliant Energy Corp.	11,939	$ 804,808
Evergy, Inc.	10,537	801,023
Eversource Energy	17,200	1,223,608
Exelon Corp.	43,768	1,969,998
IDACORP, Inc.	2,677	353,766
NRG Energy, Inc.	8,978	1,453,987
Portland General Electric Co.	5,348	235,312
TXNM Energy, Inc.	4,199	237,453
Xcel Energy, Inc.	25,717	2,074,076
		$9,154,031
Electrical Equipment — 2.1%
Acuity, Inc.	1,423	$490,067
AMETEK, Inc.	10,180	1,913,840
Hubbell, Inc.	2,496	1,074,054
NEXTracker, Inc., Class A(1)	6,844	506,387
nVent Electric PLC	7,424	732,303
Regal Rexnord Corp.	3,045	436,775
Rockwell Automation, Inc.	5,114	1,787,496
Vertiv Holdings Co., Class A	16,253	2,451,928
		$9,392,850
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.(1)	2,063	$249,623
Badger Meter, Inc.	1,303	232,690
CDW Corp.	6,128	976,068
Cognex Corp.	7,815	354,020
Coherent Corp.(1)	7,482	805,961
Corning, Inc.	33,485	2,746,775
Flex Ltd.(1)	17,789	1,031,228
Itron, Inc.(1)	2,160	269,050
Jabil, Inc.	4,801	1,042,633
Keysight Technologies, Inc.(1)	8,148	1,425,248
Littelfuse, Inc.	1,124	291,127
Ralliant Corp.	5,606	245,150
TD SYNNEX Corp.	3,302	540,702
TE Connectivity PLC	12,358	2,712,952
Teledyne Technologies, Inc.(1)	2,243	1,314,488
Trimble, Inc.(1)	11,440	934,076
Vontier Corp.	6,590	276,582

3
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	2,442	$ 725,665
		$ 16,174,038
Energy Equipment & Services — 0.5%
Baker Hughes Co.	43,189	$ 2,104,168
		$ 2,104,168
Entertainment — 1.9%
Electronic Arts, Inc.	10,160	$ 2,049,272
Liberty Media Corp.-Liberty Formula One, Class A(1)	12,978	1,235,765
Roku, Inc.(1)	6,094	610,192
Take-Two Interactive Software, Inc.(1)	7,619	1,968,445
Warner Bros. Discovery, Inc.(1)	116,178	2,268,957
Warner Music Group Corp., Class A	7,204	245,368
		$8,377,999
Financial Services — 1.7%
Affirm Holdings, Inc.(1)	12,383	$904,950
Corpay, Inc.(1)	3,174	914,302
Equitable Holdings, Inc.	12,304	624,797
Essent Group Ltd.	3,883	246,803
Euronet Worldwide, Inc.(1)	2,013	176,761
Fidelity National Information Services, Inc.	23,273	1,534,622
Jack Henry & Associates, Inc.	3,491	519,915
Jackson Financial, Inc., Class A	3,062	309,966
MGIC Investment Corp.	10,202	289,431
Mr. Cooper Group, Inc.	2,576	542,995
PennyMac Financial Services, Inc.	1,162	143,949
Shift4 Payments, Inc., Class A(1)(2)	3,330	257,742
Toast, Inc., Class A(1)	21,776	795,042
Voya Financial, Inc.	4,079	305,109
		$7,566,384
Food Products — 1.9%
Bunge Global SA	5,962	$484,413
Campbell's Co.	9,190	290,220
Conagra Brands, Inc.	22,291	408,148
Darling Ingredients, Inc.(1)	7,661	236,495
General Mills, Inc.	24,592	1,239,929
Hershey Co.	6,643	1,242,573
Hormel Foods Corp.	12,829	317,390
Ingredion, Inc.	2,795	341,297
J.M. Smucker Co.	4,798	521,063
Kellanova	12,802	1,050,020
Kraft Heinz Co.	40,278	1,048,839
Lamb Weston Holdings, Inc.	6,474	376,010
McCormick & Co., Inc.	12,099	809,544
Pilgrim's Pride Corp.	2,014	82,010
Post Holdings, Inc.(1)	2,405	258,489
		$8,706,440
Security	Shares	Value
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	2,823	$ 221,154
UGI Corp.	10,949	364,164
		$ 585,318
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	4,239	$ 568,747
Knight-Swift Transportation Holdings, Inc.	7,988	315,606
Landstar System, Inc.	1,929	236,418
Lyft, Inc., Class A(1)	17,010	374,390
Old Dominion Freight Line, Inc.	8,525	1,200,149
Ryder System, Inc.	2,044	385,580
Saia, Inc.(1)	1,392	416,709
XPO, Inc.(1)	6,240	806,645
		$4,304,244
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.(1)	2,922	$365,893
Baxter International, Inc.	23,893	544,044
Becton Dickinson & Co.	12,144	2,272,993
Cooper Cos., Inc.(1)	9,283	636,442
DexCom, Inc.(1)	17,367	1,168,625
Edwards Lifesciences Corp.(1)	25,238	1,962,759
GE HealthCare Technologies, Inc.	20,739	1,557,499
Glaukos Corp.(1)	2,604	212,356
Globus Medical, Inc., Class A(1)	5,081	290,989
Hologic, Inc.(1)	9,670	652,628
IDEXX Laboratories, Inc.(1)	3,396	2,169,670
Insulet Corp.(1)	3,217	993,184
Merit Medical Systems, Inc.(1)	2,484	206,743
Penumbra, Inc.(1)	1,736	439,764
ResMed, Inc.	6,450	1,765,559
STERIS PLC	4,390	1,086,262
Teleflex, Inc.	1,958	239,581
Zimmer Biomet Holdings, Inc.	8,799	866,702
		$17,431,693
Health Care Providers & Services — 1.7%
Centene Corp.(1)	21,742	$775,754
Chemed Corp.	608	272,226
CorVel Corp.(1)	1,302	100,801
DaVita, Inc.(1)	1,714	227,739
Encompass Health Corp.	4,401	559,015
Ensign Group, Inc.	2,499	431,752
Guardant Health, Inc.(1)	5,670	354,262
HealthEquity, Inc.(1)	3,899	369,508
Henry Schein, Inc.(1)	4,673	310,147
Humana, Inc.	5,426	1,411,682
Labcorp Holdings, Inc.	3,662	1,051,214
Molina Healthcare, Inc.(1)	2,321	444,147
Option Care Health, Inc.(1)	7,184	199,428

4
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	5,015	$ 955,759
		$ 7,463,434
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	8,364	$ 697,056
American Healthcare REIT, Inc.	7,974	334,988
CareTrust REIT, Inc.	9,613	333,379
Healthcare Realty Trust, Inc.	15,536	280,114
Healthpeak Properties, Inc.	33,835	647,940
Omega Healthcare Investors, Inc.	13,824	583,649
		$2,877,126
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	6,596	$1,965,014
Waystar Holding Corp.(1)	4,499	170,602
		$2,135,616
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	32,919	$560,282
Ryman Hospitality Properties, Inc.	2,768	247,985
		$808,267
Hotels, Restaurants & Leisure — 1.6%
Aramark	12,107	$464,909
Brinker International, Inc.(1)	2,137	270,715
Cava Group, Inc.(1)(2)	4,578	276,557
Choice Hotels International, Inc.	1,344	143,687
Darden Restaurants, Inc.	5,447	1,036,891
Domino's Pizza, Inc.	1,591	686,851
Hyatt Hotels Corp., Class A	2,130	302,311
Life Time Group Holdings, Inc.(1)	5,902	162,895
Planet Fitness, Inc., Class A(1)	4,712	489,105
Shake Shack, Inc., Class A(1)	1,868	174,863
Texas Roadhouse, Inc.	3,026	502,770
Vail Resorts, Inc.	2,014	301,234
Wingstop, Inc.	1,220	307,050
Wyndham Hotels & Resorts, Inc.	4,291	342,851
Yum! Brands, Inc.	12,354	1,877,808
		$7,340,497
Household Durables — 1.8%
D.R. Horton, Inc.	11,546	$1,956,700
Lennar Corp., Class A	10,970	1,382,659
Mohawk Industries, Inc.(1)	2,262	291,617
NVR, Inc.(1)	127	1,020,402
PulteGroup, Inc.	9,207	1,216,521
Somnigroup International, Inc.	8,587	724,142
Taylor Morrison Home Corp.(1)	4,988	329,258
Toll Brothers, Inc.	4,409	609,059
Security	Shares	Value
Household Durables (continued)
TopBuild Corp.(1)	1,355	$ 529,615
		$ 8,059,973
Household Products — 0.7%
Church & Dwight Co., Inc.	10,386	$ 910,125
Clorox Co.	4,984	614,527
Kimberly-Clark Corp.	13,860	1,723,353
		$ 3,248,005
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	32,652	$429,701
Brookfield Renewable Corp.	7,391	254,398
Clearway Energy, Inc., Class C	4,916	138,877
		$822,976
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	12,906	$157,969
EastGroup Properties, Inc.	2,564	433,983
First Industrial Realty Trust, Inc.	6,428	330,849
Lineage, Inc.(2)	3,105	119,977
Rexford Industrial Realty, Inc.	10,863	446,578
STAG Industrial, Inc.	8,847	312,211
Terreno Realty Corp.	4,496	255,148
		$2,056,715
Insurance — 4.0%
American Financial Group, Inc.	3,070	$447,360
American International Group, Inc.	23,226	1,824,170
Arch Capital Group Ltd.	15,419	1,398,966
Axis Capital Holdings Ltd.	3,244	310,775
Brown & Brown, Inc.	13,663	1,281,453
Cincinnati Financial Corp.	6,434	1,017,215
Everest Group Ltd.	1,701	595,741
First American Financial Corp.	5,306	340,857
Globe Life, Inc.	3,510	501,825
Hanover Insurance Group, Inc.	1,461	265,361
Hartford Insurance Group, Inc.	11,779	1,571,201
Kinsale Capital Group, Inc.	907	385,711
Lincoln National Corp.	7,047	284,206
Old Republic International Corp.	9,454	401,511
Primerica, Inc.	1,289	357,814
Principal Financial Group, Inc.	9,268	768,410
Prudential Financial, Inc.	14,650	1,519,791
Reinsurance Group of America, Inc.	2,883	553,911
RenaissanceRe Holdings Ltd.	1,829	464,438
Ryan Specialty Holdings, Inc.	4,259	240,037
Selective Insurance Group, Inc.	2,724	220,835
Unum Group	6,928	538,860
W.R. Berkley Corp.	12,778	979,050

5
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	4,046	$ 1,397,691
		$ 17,667,189
Interactive Media & Services — 0.6%
Pinterest, Inc., Class A(1)	26,967	$ 867,528
Reddit, Inc., Class A(1)	5,628	1,294,384
Snap, Inc., Class A(1)	52,490	404,698
		$ 2,566,610
IT Services — 1.8%
Akamai Technologies, Inc.(1)	7,018	$531,684
Amdocs Ltd.	5,293	434,291
Cognizant Technology Solutions Corp., Class A	21,802	1,462,260
EPAM Systems, Inc.(1)	2,561	386,173
Gartner, Inc.(1)	4,000	1,051,480
GoDaddy, Inc., Class A(1)	6,610	904,446
Kyndryl Holdings, Inc.(1)	10,506	315,495
MongoDB, Inc.(1)	3,628	1,126,059
Twilio, Inc., Class A(1)	6,980	698,628
VeriSign, Inc.	3,885	1,086,129
		$7,996,645
Leisure Products — 0.1%
Hasbro, Inc.	5,401	$409,666
Mattel, Inc.(1)	12,375	208,271
		$617,937
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	12,538	$1,609,252
Avantor, Inc.(1)	28,803	359,462
Bio-Rad Laboratories, Inc., Class A(1)	803	225,153
Bio-Techne Corp.	6,922	385,071
Bruker Corp.	3,675	119,401
Charles River Laboratories International, Inc.(1)	2,115	330,913
Illumina, Inc.(1)	6,710	637,249
IQVIA Holdings, Inc.(1)	7,713	1,465,007
Medpace Holdings, Inc.(1)	977	502,334
Mettler-Toledo International, Inc.(1)	937	1,150,271
Repligen Corp.(1)	2,402	321,075
Revvity, Inc.(2)	5,399	473,222
Waters Corp.(1)	2,673	801,392
West Pharmaceutical Services, Inc.	3,147	825,553
		$9,205,355
Machinery — 5.6%
AGCO Corp.	2,803	$300,117
Allison Transmission Holdings, Inc.	3,881	329,419
Chart Industries, Inc.(1)	2,058	411,909
CNH Industrial NV	41,623	451,610
Cummins, Inc.	5,796	2,448,057
Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	5,413	$ 443,054
Dover Corp.	6,656	1,110,421
ESAB Corp.	2,633	294,211
ESCO Technologies, Inc.	1,296	273,599
Federal Signal Corp.	2,858	340,073
Flowserve Corp.	6,108	324,579
Fortive Corp.	15,764	772,278
Gates Industrial Corp. PLC(1)	12,787	317,373
Graco, Inc.	7,768	659,969
IDEX Corp.	3,512	571,613
Ingersoll Rand, Inc.	18,635	1,539,624
ITT, Inc.	3,819	682,684
JBT Marel Corp.	2,578	362,080
Lincoln Electric Holdings, Inc.	2,470	582,500
Middleby Corp.(1)	2,493	331,395
Mueller Industries, Inc.	5,137	519,402
Nordson Corp.	2,469	560,340
Oshkosh Corp.	3,115	404,016
Otis Worldwide Corp.	17,791	1,626,631
PACCAR, Inc.	22,391	2,201,483
Pentair PLC	7,725	855,621
RBC Bearings, Inc.(1)	1,476	576,068
Snap-on, Inc.	2,525	874,988
SPX Technologies, Inc.(1)	2,117	395,413
Stanley Black & Decker, Inc.	7,496	557,178
Timken Co.	2,942	221,180
Toro Co.	4,691	357,454
Watts Water Technologies, Inc., Class A	1,316	367,532
Westinghouse Air Brake Technologies Corp.	7,666	1,536,803
Xylem, Inc.	11,077	1,633,858
		$25,234,532
Media — 0.9%
Interpublic Group of Cos., Inc.	20,751	$579,160
Liberty Broadband Corp., Class C(1)	6,262	397,888
New York Times Co., Class A	8,805	505,407
Nexstar Media Group, Inc.	1,487	294,039
Omnicom Group, Inc.	11,181	911,587
Paramount Skydance Corp., Class B	12,909	244,238
Sirius XM Holdings, Inc.	12,511	291,194
Trade Desk, Inc., Class A(1)	20,172	988,630
		$4,212,143
Metals & Mining — 1.0%
Carpenter Technology Corp.	3,050	$748,897
Commercial Metals Co.	9,806	561,688
Nucor Corp.	10,540	1,427,432
Reliance, Inc.	3,036	852,600
Steel Dynamics, Inc.	7,714	1,075,563
		$4,666,180

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(2)	43,516	$ 426,022
Annaly Capital Management, Inc.	25,174	508,767
Rithm Capital Corp.	23,037	262,391
Starwood Property Trust, Inc.	14,216	275,364
		$ 1,472,544
Multi-Utilities — 3.3%
Ameren Corp.	12,649	$ 1,320,303
CMS Energy Corp.	13,887	1,017,362
Consolidated Edison, Inc.	16,160	1,624,403
Dominion Energy, Inc.	36,486	2,231,849
DTE Energy Co.	9,826	1,389,691
NiSource, Inc.	22,152	959,181
Public Service Enterprise Group, Inc.	21,937	1,830,862
Sempra	27,687	2,491,276
WEC Energy Group, Inc.	14,652	1,678,973
		$14,543,900
Office REITs — 0.3%
BXP, Inc.	7,330	$544,912
COPT Defense Properties	4,753	138,122
Cousins Properties, Inc.	7,247	209,728
Kilroy Realty Corp.(2)	5,834	246,487
Vornado Realty Trust	8,116	328,942
		$1,468,191
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	31,203	$1,474,342
		$1,474,342
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,723	$241,911
		$241,911
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	6,132	$305,251
American Airlines Group, Inc.(1)	33,304	374,337
Delta Air Lines, Inc.	29,079	1,650,233
		$2,329,821
Personal Care Products — 0.6%
BellRing Brands, Inc.(1)	5,518	$200,580
e.l.f. Beauty, Inc.(1)	2,086	276,353
Estee Lauder Cos., Inc., Class A	9,993	880,583
Kenvue, Inc.	80,222	1,302,003
		$2,659,519
Pharmaceuticals — 0.4%
Corcept Therapeutics, Inc.(1)	4,521	$375,740
Elanco Animal Health, Inc.(1)	22,313	449,384
Security	Shares	Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(1)	2,497	$ 329,105
Royalty Pharma PLC, Class A	15,298	539,713
		$ 1,693,942
Professional Services — 2.3%
Amentum Holdings, Inc.(1)	6,653	$ 159,339
Booz Allen Hamilton Holding Corp.	6,963	695,952
Broadridge Financial Solutions, Inc.	5,415	1,289,691
Dayforce, Inc.(1)	7,213	496,904
Equifax, Inc.	5,835	1,496,853
ExlService Holdings, Inc.(1)	7,197	316,884
FTI Consulting, Inc.(1)	1,905	307,943
Genpact Ltd.	7,867	329,549
Parsons Corp.(1)	2,069	171,561
Paycom Software, Inc.	2,452	510,359
Paylocity Holding Corp.(1)	2,077	330,804
Robert Half, Inc.	5,132	174,385
Science Applications International Corp.	2,031	201,820
SS&C Technologies Holdings, Inc.	9,842	873,576
TransUnion	10,550	883,879
UL Solutions, Inc., Class A	3,583	253,891
Verisk Analytics, Inc.	6,315	1,588,286
		$10,081,676
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(1)	12,810	$2,018,344
CoStar Group, Inc.(1)	18,943	1,598,221
Jones Lang LaSalle, Inc.(1)	2,236	666,954
Zillow Group, Inc., Class C(1)	10,186	784,831
		$5,068,350
Residential REITs — 1.6%
AvalonBay Communities, Inc.	6,626	$1,279,944
Camden Property Trust	4,885	521,620
Equity LifeStyle Properties, Inc.	9,109	552,916
Equity Residential	17,702	1,145,851
Essex Property Trust, Inc.	2,982	798,162
Invitation Homes, Inc.	28,768	843,766
Mid-America Apartment Communities, Inc.	5,407	755,520
Sun Communities, Inc.	5,711	736,719
UDR, Inc.	15,976	595,266
		$7,229,764
Retail REITs — 1.2%
Brixmor Property Group, Inc.	14,600	$404,128
Federal Realty Investment Trust	4,053	410,609
Kimco Realty Corp.	32,187	703,286
Kite Realty Group Trust	10,138	226,077
NNN REIT, Inc.	8,961	381,470
Phillips Edison & Co., Inc.	6,294	216,073

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	38,883	$ 2,363,698
Regency Centers Corp.	8,835	644,072
		$ 5,349,413
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(1)	6,543	$ 191,055
Astera Labs, Inc.(1)	6,006	1,175,975
Cirrus Logic, Inc.(1)	2,237	280,274
Enphase Energy, Inc.(1)	4,871	172,385
Entegris, Inc.(2)	7,128	659,055
First Solar, Inc.(1)	3,947	870,432
Lattice Semiconductor Corp.(1)	6,153	451,138
Marvell Technology, Inc.	36,188	3,042,325
Microchip Technology, Inc.	24,741	1,588,867
MKS, Inc.	3,156	390,618
Monolithic Power Systems, Inc.	2,075	1,910,328
ON Semiconductor Corp.(1)	19,093	941,476
Qorvo, Inc.(1)	4,268	388,729
Rambus, Inc.(1)	4,786	498,701
Skyworks Solutions, Inc.	6,767	520,924
Teradyne, Inc.	7,341	1,010,415
Universal Display Corp.	2,211	317,566
		$14,410,263
Software — 4.0%
ACI Worldwide, Inc.(1)	5,134	$270,921
AppFolio, Inc., Class A(1)	998	275,109
Bentley Systems, Inc., Class B	7,415	381,724
Box, Inc., Class A(1)	6,900	222,663
CCC Intelligent Solutions Holdings, Inc.(1)	27,214	247,920
Clearwater Analytics Holdings, Inc., Class A(1)	13,007	234,386
Commvault Systems, Inc.(1)	2,144	404,744
Confluent, Inc., Class A(1)	12,766	252,767
Datadog, Inc., Class A(1)	13,980	1,990,752
Docusign, Inc.(1)	9,683	698,047
Dolby Laboratories, Inc., Class A	2,976	215,373
Dropbox, Inc., Class A(1)	10,001	302,130
Dynatrace, Inc.(1)	14,321	693,852
Elastic NV(1)	4,197	354,605
Fair Isaac Corp.(1)	1,067	1,596,797
Gen Digital, Inc.	25,709	729,878
Guidewire Software, Inc.(1)	3,838	882,203
HubSpot, Inc.(1)	2,414	1,129,269
Manhattan Associates, Inc.(1)	2,869	588,088
MARA Holdings, Inc.(1)(2)	15,883	290,024
Nutanix, Inc., Class A(1)	12,321	916,559
PTC, Inc.(1)	5,485	1,113,565
Q2 Holdings, Inc.(1)	2,958	214,130
Qualys, Inc.(1)	1,711	226,417
Samsara, Inc., Class A(1)	13,233	492,929
SentinelOne, Inc., Class A(1)	13,591	239,337
Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(1)	1,768	$ 184,120
Tyler Technologies, Inc.(1)	2,009	1,051,028
Varonis Systems, Inc.(1)	4,687	269,362
Zscaler, Inc.(1)	4,603	1,379,335
		$ 17,848,034
Specialized REITs — 1.6%
Crown Castle, Inc.	19,160	$ 1,848,748
CubeSmart	11,300	459,458
Extra Space Storage, Inc.	9,625	1,356,548
Iron Mountain, Inc.	13,547	1,380,981
Lamar Advertising Co., Class A	4,059	496,903
National Storage Affiliates Trust	3,559	107,553
SBA Communications Corp.	4,970	960,950
Weyerhaeuser Co.	28,132	697,392
		$7,308,533
Specialty Retail — 2.4%
AutoNation, Inc.(1)	1,071	$234,303
Bath & Body Works, Inc.	9,235	237,894
Best Buy Co., Inc.	8,432	637,628
Boot Barn Holdings, Inc.(1)	1,343	222,562
Burlington Stores, Inc.(1)	2,554	649,993
CarMax, Inc.(1)	6,589	295,648
Dick's Sporting Goods, Inc.	2,247	499,328
Five Below, Inc.(1)	2,377	367,722
Floor & Decor Holdings, Inc., Class A(1)	4,178	307,919
GameStop Corp., Class A(1)	16,722	456,176
Gap, Inc.	9,146	195,633
Group 1 Automotive, Inc.	550	240,630
Lithia Motors, Inc., Class A	1,123	354,868
Penske Automotive Group, Inc.	761	132,345
Ross Stores, Inc.	13,471	2,052,846
Tractor Supply Co.	22,024	1,252,505
Ulta Beauty, Inc.(1)	1,857	1,015,315
Urban Outfitters, Inc.(1)	2,470	176,432
Wayfair, Inc., Class A(1)	3,986	356,069
Williams-Sonoma, Inc.	4,925	962,591
		$10,648,407
Technology Hardware, Storage & Peripherals — 2.5%
Hewlett Packard Enterprise Co.	61,018	$1,498,602
HP, Inc.	43,349	1,180,393
NetApp, Inc.	9,559	1,132,359
Pure Storage, Inc., Class A(1)	14,275	1,196,388
Sandisk Corp.(1)	6,481	727,168
Seagate Technology Holdings PLC	9,812	2,316,221
Super Micro Computer, Inc.(1)(2)	23,868	1,144,232
Western Digital Corp.	16,123	1,935,727
		$11,131,090

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(1)(2)	2,344	$ 195,841
Deckers Outdoor Corp.(1)	6,150	623,425
lululemon Athletica, Inc.(1)	4,334	771,149
Ralph Lauren Corp.	1,481	464,382
Tapestry, Inc.	8,468	958,747
VF Corp.	13,704	197,749
		$ 3,211,293
Trading Companies & Distributors — 2.5%
Air Lease Corp.	4,640	$295,336
Applied Industrial Technologies, Inc.	1,778	464,147
Core & Main, Inc., Class A(1)	9,411	506,594
Fastenal Co.	48,251	2,366,229
Ferguson Enterprises, Inc.	8,202	1,842,005
FTAI Aviation Ltd.	4,806	801,929
GATX Corp.	1,659	289,993
QXO, Inc.(1)(2)	29,580	563,795
SiteOne Landscape Supply, Inc.(1)	1,963	252,834
United Rentals, Inc.	2,678	2,556,580
Watsco, Inc.	1,730	699,439
WESCO International, Inc.	1,993	421,520
		$11,060,401
Water Utilities — 0.4%
American Water Works Co., Inc.	9,411	$1,309,917
Essential Utilities, Inc.	13,141	524,326
		$1,834,243
Total Common Stocks (identified cost $334,134,068)		$446,525,742

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	886	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	515,983	$ 515,983
Total Affiliated Fund (identified cost $515,983)		$ 515,983
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	605,087	$ 605,087
Total Securities Lending Collateral (identified cost $605,087)		$ 605,087
Total Short-Term Investments (identified cost $1,121,070)		$ 1,121,070
Total Investments — 100.1% (identified cost $335,257,790)		$447,649,464
Other Assets, Less Liabilities — (0.1)%		$ (529,361)
Net Assets — 100.0%		$447,120,103

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $3,527,836.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652
		$2,652

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $334,741,807) - including $3,527,836 of securities on loan	$447,133,481
Investments in securities of affiliated issuers, at value (identified cost $515,983)	515,983
Cash	100
Receivable for capital shares sold	119,739
Dividends receivable	459,582
Dividends receivable - affiliated	1,814
Securities lending income receivable	1,025
Receivable from affiliates	43,944
Directors' deferred compensation plan	49,092
Total assets	$448,324,760
Liabilities
Payable for capital shares redeemed	$271,245
Deposits for securities loaned	605,087
Payable to affiliates:
Investment advisory fee	43,924
Administrative fee	43,982
Distribution and service fees	14,250
Sub-transfer agency fee	11,185
Directors' deferred compensation plan	49,092
Accrued expenses	165,892
Total liabilities	$1,204,657
Net Assets	$447,120,103
Sources of Net Assets
Paid-in capital	$325,335,525
Distributable earnings	121,784,578
Net Assets	$447,120,103
Class A Shares
Net Assets	$69,730,843
Shares Outstanding	1,572,792
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.34
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$46.55
Class I Shares
Net Assets	$333,942,528
Shares Outstanding	7,445,923
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.85
11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$43,446,732
Shares Outstanding	970,276
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$44.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $2,622)	$7,294,626
Dividend income - affiliated issuers	21,922
Interest income	1,723
Securities lending income, net	7,488
Total investment income	$7,325,759
Expenses
Investment advisory fee	$547,904
Administrative fee	547,904
Distribution and service fees:
Class A	166,190
Directors' fees and expenses	25,086
Custodian fees	8,405
Transfer agency fees and expenses	375,092
Accounting fees	106,177
Professional fees	51,413
Registration fees	48,364
Reports to shareholders	57,181
Miscellaneous	38,312
Total expenses	$1,972,028
Waiver and/or reimbursement of expenses by affiliates	$(713,415)
Net expenses	$1,258,613
Net investment income	$6,067,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$24,152,682
Foreign currency transactions	151
Net realized gain	$24,152,833
Change in unrealized appreciation (depreciation):
Investment securities	$(1,215,005)
Foreign currency	(134)
Net change in unrealized appreciation (depreciation)	$(1,215,139)
Net realized and unrealized gain	$22,937,694
Net increase in net assets from operations	$29,004,840
13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,067,146	$5,146,237
Net realized gain	24,152,833	5,065,773
Net change in unrealized appreciation (depreciation)	(1,215,139)	95,981,335
Net increase in net assets from operations	$29,004,840	$106,193,345
Distributions to shareholders:
Class A	$(586,014)	$(554,786)
Class I	(4,002,444)	(3,622,252)
Class R6	(452,372)	(364,759)
Total distributions to shareholders	$(5,040,830)	$(4,541,797)
Capital share transactions:
Class A	$(2,080,425)	$(8,403,855)
Class I	(46,587,492)	(40,041,144)
Class R6	(5,439,382)	6,877,344
Net decrease in net assets from capital share transactions	$(54,107,299)	$(41,567,655)
Net increase (decrease) in net assets	$(30,143,289)	$60,083,893
Net Assets
At beginning of year	$477,263,392	$417,179,499
At end of year	$447,120,103	$477,263,392
14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$41.89	$33.17	$29.95	$39.02	$29.17
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.36	$0.33	$0.25	$0.22
Net realized and unrealized gain (loss)	2.35	8.67	3.15	(8.25)	10.47
Total income (loss) from operations	$2.82	$9.03	$3.48	$(8.00)	$10.69
Less Distributions
From net investment income	$(0.37)	$(0.31)	$(0.26)	$(0.14)	$(0.19)
From net realized gain	—	—	—	(0.93)	(0.65)
Total distributions	$(0.37)	$(0.31)	$(0.26)	$(1.07)	$(0.84)
Net asset value — End of year	$44.34	$41.89	$33.17	$29.95	$39.02
Total Return(2)	6.75%	27.35%	11.63%	(21.17)%	37.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,731	$68,132	$61,388	$48,932	$50,682
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.67%	0.67%	0.66%	0.68%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%(4)	0.49%
Net investment income	1.12%	0.96%	0.97%	0.70%	0.57%
Portfolio Turnover	27%	28%	25%	26%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$42.36	$33.55	$30.27	$39.39	$29.42
Income (Loss) From Operations
Net investment income(1)	$0.57	$0.46	$0.41	$0.35	$0.31
Net realized and unrealized gain (loss)	2.39	8.75	3.19	(8.34)	10.57
Total income (loss) from operations	$2.96	$9.21	$3.60	$(7.99)	$10.88
Less Distributions
From net investment income	$(0.47)	$(0.40)	$(0.32)	$(0.20)	$(0.26)
From net realized gain	—	—	—	(0.93)	(0.65)
Total distributions	$(0.47)	$(0.40)	$(0.32)	$(1.13)	$(0.91)
Net asset value — End of year	$44.85	$42.36	$33.55	$30.27	$39.39
Total Return(2)	7.03%	27.61%	11.92%	(20.97)%	37.49%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$333,943	$362,981	$325,322	$276,747	$262,918
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.40%	0.42%	0.42%	0.42%	0.43%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%(4)	0.24%
Net investment income	1.36%	1.21%	1.21%	0.96%	0.83%
Portfolio Turnover	27%	28%	25%	26%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$42.30	$33.50	$30.27	$37.87
Income (Loss) From Operations
Net investment income(2)	$0.59	$0.48	$0.44	$0.31
Net realized and unrealized gain (loss)	2.39	8.74	3.17	(7.91)
Total income (loss) from operations	$2.98	$9.22	$3.61	$(7.60)
Less Distributions
From net investment income	$(0.50)	$(0.42)	$(0.38)	$ —
Total distributions	$(0.50)	$(0.42)	$(0.38)	$ —
Net asset value — End of period	$44.78	$42.30	$33.50	$30.27
Total Return(3)	7.07%	27.70%	11.91%	(20.04)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,447	$46,150	$30,470	$218
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.34%	0.38%	0.38%	0.38%(6)
Net expenses	0.20%(7)	0.20%(7)	0.20%(7)	0.20%(6)(7)
Net investment income	1.41%	1.26%	1.29%	1.40%(6)
Portfolio Turnover	27%	28%	25%	26%(4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(8)	For the year ended September 30, 2022.
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$446,525,742(2)	$ —	$ —	$446,525,742
Rights	—	—	2,652	2,652
Miscellaneous	—	—	0	0
18

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Affiliated Fund	$515,983	$ —	$ —	$515,983
Securities Lending Collateral	605,087	—	—	605,087
Total Investments	$447,646,812	$ —	$2,652	$447,649,464

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 assets at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
19

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $547,904.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $705 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 0.24% and 0.20% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $712,710.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $547,904.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $166,190 for Class A shares.
The Fund was informed that EVD received $7,633 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $42,488 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the year ended September 30, 2025, CRM reimbursed the Fund $79,392 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $125,172,532 and $178,317,855, respectively.
20

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$5,040,830	$4,541,797
During the year ended September 30, 2025, distributable earnings was decreased by $1,872,788 and paid-in capital was increased by $1,872,788 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$3,922,756
Undistributed long-term capital gains	12,827,443
Net unrealized appreciation	105,034,379
Distributable earnings	$121,784,578
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$342,615,085
Gross unrealized appreciation	$127,046,002
Gross unrealized depreciation	(22,011,623)
Net unrealized appreciation	$105,034,379
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $3,527,836 and the total value of collateral received was $3,605,116, comprised of cash of $605,087 and U.S. government and/or agencies securities of $3,000,029.
21

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$605,087	$ —	$ —	$ —	$605,087
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $515,983, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$301,662	$48,541,019	$(48,326,698)	$ —	$ —	$515,983	$21,922	515,983
22

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	531,389	$22,056,953	573,731	$21,213,908
Reinvestment of distributions	12,463	540,038	13,111	481,955
Shares redeemed	(597,677)	(24,677,416)	(810,660)	(30,099,718)
Net decrease	(53,825)	$(2,080,425)	(223,818)	$(8,403,855)
Class I
Shares sold	1,732,497	$72,921,025	1,648,587	$62,340,320
Reinvestment of distributions	72,028	3,150,499	76,521	2,839,706
Shares redeemed	(2,926,707)	(122,659,016)	(2,854,949)	(105,221,170)
Net decrease	(1,122,182)	$(46,587,492)	(1,129,841)	$(40,041,144)
Class R6
Shares sold	511,075	$21,694,419	375,256	$14,251,825
Reinvestment of distributions	10,360	452,315	9,848	364,759
Shares redeemed	(642,123)	(27,586,116)	(203,581)	(7,739,240)
Net increase (decrease)	(120,688)	$(5,439,382)	181,523	$6,877,344
23

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert US Mid-Cap Core Responsible Index Fund and Board of Directors of Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), one of the funds constituting Calvert Responsible Index Series, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
24

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $61,170, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $5,605,209, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 97.77% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $14,266,062 or, if subsequently determined to be different, the net capital gain of such year.
25

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Responsible Index Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Responsible Index Series, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	127,850,233	1,822,744
Von M. Hughes	125,271,720	4,401,256
Kim M. Keenan	127,894,543	1,778,434
Eddie Ramos	125,370,461	4,302,516
Carlton M. Waterhouse	125,358,676	4,314,300
Results are rounded to the nearest whole number.
26

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and the index it is designed to track for the one-, three and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
28

Calvert
US Mid-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
29

This Page Intentionally Left Blank

CMJAX-NCSR 9.30.25

Calvert
US Large-Cap Core Responsible Index Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
US Large-Cap Core Responsible Index Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	41,797	$ 3,399,768
Axon Enterprise, Inc.(1)	11,478	8,237,072
Curtiss-Wright Corp.	6,375	3,461,243
General Electric Co.	136,060	40,929,569
HEICO Corp.	16,415	5,299,090
Loar Holdings, Inc.(1)	6,000	480,000
Moog, Inc., Class A	4,502	934,930
Woodward, Inc.	7,808	1,973,160
		$64,714,832
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	33,110	$4,383,764
Expeditors International of Washington, Inc.	38,687	4,742,639
FedEx Corp.	59,548	14,042,014
GXO Logistics, Inc.(1)	14,264	754,423
United Parcel Service, Inc., Class B	173,065	14,456,120
		$38,378,960
Automobile Components — 0.2%
Aptiv PLC(1)	60,640	$5,228,381
Autoliv, Inc.	19,275	2,380,462
BorgWarner, Inc.	58,795	2,584,628
Lear Corp.	14,767	1,485,708
Modine Manufacturing Co.(1)	13,447	1,911,626
		$13,590,805
Automobiles — 0.5%
Ford Motor Co.	1,114,716	$13,332,003
General Motors Co.	243,711	14,859,060
Rivian Automotive, Inc., Class A(1)(2)	209,091	3,069,456
		$31,260,519
Banks — 4.6%
Bank of America Corp.	901,168	$46,491,257
Bank OZK	12,536	639,085
BOK Financial Corp.	2,833	315,710
Cadence Bank	25,939	973,750
Citigroup, Inc.	246,167	24,985,950
Citizens Financial Group, Inc.	58,212	3,094,550
Columbia Banking System, Inc.	29,267	753,333
Comerica, Inc.	21,543	1,476,126
Commerce Bancshares, Inc.	21,941	1,311,194
Cullen/Frost Bankers, Inc.	10,212	1,294,575
East West Bancorp, Inc.	19,690	2,096,001
F.N.B. Corp.	52,079	838,993
Fifth Third Bancorp	90,155	4,016,405
First Citizens Bancshares, Inc., Class A	1,317	2,356,324
First Financial Bankshares, Inc.	19,359	651,430
Security	Shares	Value
Banks (continued)
First Horizon Corp.	80,133	$ 1,811,807
Flagstar Financial, Inc.	50,000	577,500
Glacier Bancorp, Inc.	15,847	771,273
Hancock Whitney Corp.	11,864	742,805
Home BancShares, Inc.	22,755	643,967
Huntington Bancshares, Inc.	184,736	3,190,391
JPMorgan Chase & Co.	298,857	94,268,464
KeyCorp	139,902	2,614,768
M&T Bank Corp.	22,445	4,435,581
Old National Bancorp	43,636	957,810
Pinnacle Financial Partners, Inc.	9,343	876,280
PNC Financial Services Group, Inc.	52,040	10,456,397
Popular, Inc.	9,320	1,183,733
Regions Financial Corp.	119,718	3,156,964
SouthState Bank Corp.	12,620	1,247,739
Synovus Financial Corp.	15,627	766,973
Truist Financial Corp.	170,490	7,794,803
U.S. Bancorp	204,110	9,864,636
UMB Financial Corp.	10,211	1,208,472
United Bankshares, Inc.	19,479	724,814
Valley National Bancorp	67,975	720,535
Webster Financial Corp.	24,164	1,436,308
Wells Fargo & Co.	422,085	35,379,165
Western Alliance Bancorp	14,818	1,285,017
Wintrust Financial Corp.	10,651	1,410,618
Zions Bancorp NA	19,408	1,098,105
		$279,919,608
Beverages — 1.3%
Celsius Holdings, Inc.(1)	23,787	$1,367,515
Coca-Cola Co.	509,573	33,794,881
Coca-Cola Consolidated, Inc.	8,850	1,036,866
Keurig Dr. Pepper, Inc.	210,444	5,368,427
Monster Beverage Corp.(1)	112,414	7,566,586
PepsiCo, Inc.	192,085	26,976,417
Primo Brands Corp., Class A	43,778	967,494
		$77,078,186
Biotechnology — 2.2%
AbbVie, Inc.	214,575	$49,682,695
Alkermes PLC(1)	20,856	625,680
Alnylam Pharmaceuticals, Inc.(1)	16,124	7,352,544
Amgen, Inc.	66,656	18,810,323
Biogen, Inc.(1)	19,710	2,760,977
BioMarin Pharmaceutical, Inc.(1)	23,428	1,268,860
Exact Sciences Corp.(1)	25,895	1,416,715
Exelixis, Inc.(1)	28,125	1,161,563
Gilead Sciences, Inc.	152,892	16,971,012
Halozyme Therapeutics, Inc.(1)	13,274	973,515
Incyte Corp.(1)	22,316	1,892,620
Insmed, Inc.(1)	22,151	3,189,966

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(1)	19,122	$ 1,250,961
Madrigal Pharmaceuticals, Inc.(1)	2,333	1,070,054
Moderna, Inc.(1)	43,220	1,116,373
Neurocrine Biosciences, Inc.(1)	11,567	1,623,775
Regeneron Pharmaceuticals, Inc.	13,316	7,487,187
Revolution Medicines, Inc.(1)	17,907	836,257
Roivant Sciences Ltd.(1)	53,909	815,643
United Therapeutics Corp.(1)	5,550	2,326,616
Vertex Pharmaceuticals, Inc.(1)	32,540	12,743,966
		$135,377,302
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	989,132	$217,183,713
eBay, Inc.	49,532	4,504,936
Etsy, Inc.(1)	6,808	451,983
Ollie's Bargain Outlet Holdings, Inc.(1)	7,116	913,694
		$223,054,326
Building Products — 0.9%
A.O. Smith Corp.	16,483	$1,210,017
AAON, Inc.(2)	8,903	831,896
Advanced Drainage Systems, Inc.	9,669	1,341,090
Allegion PLC	11,900	2,110,465
Armstrong World Industries, Inc.	5,039	987,694
Builders FirstSource, Inc.(1)	9,834	1,192,373
Carlisle Cos., Inc.	12,468	4,101,473
Carrier Global Corp.	125,427	7,487,992
CSW Industrials, Inc.	2,596	630,179
Fortune Brands Innovations, Inc.	17,279	922,526
Johnson Controls International PLC	99,729	10,965,204
Lennox International, Inc.	4,540	2,403,295
Masco Corp.	23,254	1,636,849
Owens Corning	23,472	3,320,349
Simpson Manufacturing Co., Inc.	5,298	887,203
Trane Technologies PLC	34,404	14,517,112
Trex Co., Inc.(1)	14,931	771,485
UFP Industries, Inc.	5,762	538,689
Zurn Elkay Water Solutions Corp., Class C	20,000	940,600
		$56,796,491
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	2,486	$592,737
Ameriprise Financial, Inc.	12,907	6,340,564
Ares Management Corp., Class A	26,631	4,258,031
Bank of New York Mellon Corp.	96,024	10,462,775
Blackrock, Inc.	19,116	22,286,771
Blackstone, Inc.	97,156	16,599,103
Blue Owl Capital, Inc.	64,997	1,100,399
Carlyle Group, Inc.	34,459	2,160,579
Cboe Global Markets, Inc.	13,736	3,368,754
Charles Schwab Corp.	227,745	21,742,815
Security	Shares	Value
Capital Markets (continued)
CME Group, Inc.	49,479	$ 13,368,731
Coinbase Global, Inc., Class A(1)	27,864	9,403,821
Evercore, Inc., Class A	4,069	1,372,555
FactSet Research Systems, Inc.	4,345	1,244,799
Franklin Resources, Inc.	47,893	1,107,765
Goldman Sachs Group, Inc.	40,393	32,166,966
Hamilton Lane, Inc., Class A	6,000	808,740
Houlihan Lokey, Inc.	5,887	1,208,719
Interactive Brokers Group, Inc., Class A	56,904	3,915,564
Intercontinental Exchange, Inc.	77,345	13,031,086
Invesco Ltd.	58,955	1,352,428
Janus Henderson Group PLC	19,013	846,269
Jefferies Financial Group, Inc.	19,258	1,259,858
KKR & Co., Inc.	94,475	12,277,026
LPL Financial Holdings, Inc.	10,812	3,597,044
MarketAxess Holdings, Inc.	4,905	854,696
Moody's Corp.	20,298	9,671,591
Morningstar, Inc.	3,966	920,152
MSCI, Inc.	9,447	5,360,322
Nasdaq, Inc.	56,409	4,989,376
Northern Trust Corp.	25,730	3,463,258
PJT Partners, Inc., Class A	4,000	710,920
Raymond James Financial, Inc.	24,578	4,242,163
S&P Global, Inc.	38,966	18,965,142
SEI Investments Co.	14,768	1,253,065
State Street Corp.	37,053	4,298,518
Stifel Financial Corp.	11,864	1,346,208
T. Rowe Price Group, Inc.	30,454	3,125,799
TPG, Inc.	15,316	879,904
Tradeweb Markets, Inc., Class A	17,457	1,937,378
Virtu Financial, Inc., Class A	15,000	532,500
		$248,424,891
Chemicals — 1.3%
Air Products and Chemicals, Inc.	33,476	$9,129,575
Axalta Coating Systems Ltd.(1)	33,822	967,986
Balchem Corp.	6,341	951,530
Celanese Corp.	15,697	660,530
Eastman Chemical Co.	19,490	1,228,845
Ecolab, Inc.	38,561	10,560,315
Element Solutions, Inc.	26,684	671,636
FMC Corp.	23,761	799,082
International Flavors & Fragrances, Inc.	36,918	2,271,934
Linde PLC	63,838	30,323,050
Mosaic Co.	38,544	1,336,706
PPG Industries, Inc.	32,608	3,427,427
RPM International, Inc.	19,497	2,298,306
Sherwin-Williams Co.	35,687	12,356,981
		$76,983,903

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	8,277	$ 785,322
Cintas Corp.	38,008	7,801,522
Clean Harbors, Inc.(1)	6,088	1,413,755
Copart, Inc.(1)	109,127	4,907,441
MSA Safety, Inc.	4,618	794,619
Republic Services, Inc.	26,792	6,148,228
Tetra Tech, Inc.	39,920	1,332,530
Veralto Corp.	32,881	3,505,444
Waste Management, Inc.	53,971	11,918,416
		$38,607,277
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	120,940	$17,622,167
Ciena Corp.(1)	16,458	2,397,437
Cisco Systems, Inc.	464,100	31,753,722
F5, Inc.(1)	6,015	1,943,988
Lumentum Holdings, Inc.(1)	6,114	994,809
Motorola Solutions, Inc.	19,748	9,030,563
		$63,742,686
Construction & Engineering — 0.4%
AECOM	16,411	$2,141,143
API Group Corp.(1)	43,921	1,509,565
Comfort Systems USA, Inc.	4,371	3,606,862
Construction Partners, Inc., Class A(1)	6,331	804,037
Dycom Industries, Inc.(1)	3,969	1,157,996
EMCOR Group, Inc.	5,942	3,859,567
IES Holdings, Inc.(1)(2)	2,000	795,300
MasTec, Inc.(1)	6,552	1,394,331
Quanta Services, Inc.	18,915	7,838,754
Sterling Infrastructure, Inc.(1)	4,037	1,371,288
Valmont Industries, Inc.	3,406	1,320,608
WillScot Holdings Corp.	19,834	418,696
		$26,218,147
Construction Materials — 0.5%
CRH PLC	143,962	$17,261,044
Knife River Corp.(1)	17,267	1,327,314
Vulcan Materials Co.	38,600	11,874,132
		$30,462,490
Consumer Finance — 0.9%
Ally Financial, Inc.	42,829	$1,678,897
American Express Co.	73,516	24,419,075
Capital One Financial Corp.	84,516	17,966,411
Credit Acceptance Corp.(1)(2)	584	272,687
FirstCash Holdings, Inc.	5,630	891,905
OneMain Holdings, Inc.	16,018	904,376
SLM Corp.	22,631	626,426
SoFi Technologies, Inc.(1)	142,553	3,766,250
Security	Shares	Value
Consumer Finance (continued)
Synchrony Financial	49,302	$ 3,502,907
		$ 54,028,934
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	56,555	$ 990,278
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,548,789
Casey's General Stores, Inc.	5,604	3,168,053
Costco Wholesale Corp.	47,891	44,329,346
Dollar General Corp.	23,614	2,440,507
Dollar Tree, Inc.(1)	20,845	1,967,143
Kroger Co.	109,812	7,402,427
Maplebear, Inc.(1)	28,383	1,043,359
Performance Food Group Co.(1)	25,075	2,608,803
Sprouts Farmers Market, Inc.(1)	17,485	1,902,368
Sysco Corp.	81,086	6,676,621
Target Corp.	52,455	4,705,214
U.S. Foods Holding Corp.(1)	40,557	3,107,477
Walmart, Inc.	472,330	48,678,330
		$130,568,715
Containers & Packaging — 0.4%
Amcor PLC	333,053	$2,724,374
AptarGroup, Inc.	8,864	1,184,762
Avery Dennison Corp.	12,733	2,064,911
Ball Corp.	45,520	2,295,118
Crown Holdings, Inc.	16,049	1,550,173
Graphic Packaging Holding Co.	54,728	1,071,027
International Paper Co.	74,556	3,459,398
Packaging Corp. of America	14,121	3,077,390
Sealed Air Corp.	29,677	1,049,082
Silgan Holdings, Inc.	7,723	332,166
Smurfit WestRock PLC	83,004	3,533,480
		$22,341,881
Distributors — 0.1%
Genuine Parts Co.	13,567	$1,880,386
LKQ Corp.	29,890	912,841
Pool Corp.	2,926	907,265
		$3,700,492
Diversified Consumer Services — 0.1%
ADT, Inc.	75,589	$658,380
Adtalem Global Education, Inc.(1)	4,645	717,420
Bright Horizons Family Solutions, Inc.(1)	8,169	886,908
Duolingo, Inc.(1)	5,178	1,666,488
H&R Block, Inc.	13,245	669,800
Service Corp. International	19,420	1,616,132
Stride, Inc.(1)	7,102	1,057,772
		$7,272,900

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$ 649,691
W.P. Carey, Inc.	30,578	2,066,155
		$ 2,715,846
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	851,030	$ 24,033,087
Verizon Communications, Inc.	500,702	22,005,853
		$ 46,038,940
Electric Utilities — 1.0%
Alliant Energy Corp.	31,376	$2,115,056
Constellation Energy Corp.	42,259	13,906,169
Evergy, Inc.	27,382	2,081,580
Eversource Energy	49,680	3,534,235
Exelon Corp.	141,215	6,356,087
IDACORP, Inc.	8,719	1,152,216
NextEra Energy, Inc.	274,402	20,714,607
NRG Energy, Inc.	25,261	4,091,019
Portland General Electric Co.	12,060	530,640
TXNM Energy, Inc.	11,452	647,611
Xcel Energy, Inc.	78,303	6,315,137
		$61,444,357
Electrical Equipment — 1.4%
Acuity, Inc.	3,937	$1,355,863
AMETEK, Inc.	33,907	6,374,516
Eaton Corp. PLC	58,674	21,958,745
Emerson Electric Co.	85,740	11,247,373
GE Vernova, Inc.	36,426	22,398,347
Hubbell, Inc.	7,872	3,387,400
NEXTracker, Inc., Class A(1)	21,434	1,585,902
nVent Electric PLC	21,896	2,159,822
Regal Rexnord Corp.	8,971	1,286,800
Rockwell Automation, Inc.	16,729	5,847,287
Vertiv Holdings Co., Class A	58,368	8,805,397
		$86,407,452
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	180,767	$22,369,916
Arrow Electronics, Inc.(1)	6,623	801,383
Badger Meter, Inc.	3,328	594,314
CDW Corp.	14,450	2,301,596
Cognex Corp.	22,328	1,011,458
Coherent Corp.(1)	23,803	2,564,059
Corning, Inc.	93,221	7,646,919
Flex Ltd.(1)	40,259	2,333,814
Itron, Inc.(1)	7,290	908,042
Jabil, Inc.	11,317	2,457,713
Keysight Technologies, Inc.(1)	24,192	4,231,665
Littelfuse, Inc.	4,405	1,140,939
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ralliant Corp.	18,802	$ 822,212
TD SYNNEX Corp.	8,146	1,333,908
TE Connectivity PLC	44,567	9,783,794
Teledyne Technologies, Inc.(1)	6,956	4,076,494
Trimble, Inc.(1)	34,815	2,842,645
Vontier Corp.	19,585	821,982
Zebra Technologies Corp., Class A(1)	6,550	1,946,398
		$ 69,989,251
Energy Equipment & Services — 0.2%
Baker Hughes Co.	295,659	$14,404,507
		$14,404,507
Entertainment — 1.8%
Electronic Arts, Inc.	26,121	$5,268,606
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	3,027,901
Netflix, Inc.(1)	48,835	58,549,258
Roku, Inc.(1)	15,348	1,536,795
Take-Two Interactive Software, Inc.(1)	20,124	5,199,237
Walt Disney Co.	236,675	27,099,287
Warner Bros. Discovery, Inc.(1)	316,727	6,185,678
Warner Music Group Corp., Class A	19,984	680,655
		$107,547,417
Financial Services — 2.7%
Affirm Holdings, Inc.(1)	28,675	$2,095,569
Apollo Global Management, Inc.	55,190	7,355,171
Corpay, Inc.(1)	8,162	2,351,146
Equitable Holdings, Inc.	38,350	1,947,413
Essent Group Ltd.	16,779	1,066,473
Euronet Worldwide, Inc.(1)	7,279	639,169
Fidelity National Information Services, Inc.	64,432	4,248,646
Fiserv, Inc.(1)	63,038	8,127,489
Jack Henry & Associates, Inc.	8,677	1,292,266
Jackson Financial, Inc., Class A	10,701	1,083,262
Mastercard, Inc., Class A	95,537	54,342,401
MGIC Investment Corp.	22,111	627,289
Mr. Cooper Group, Inc.	6,422	1,353,694
PayPal Holdings, Inc.(1)	115,192	7,724,776
PennyMac Financial Services, Inc.	6,509	806,335
Shift4 Payments, Inc., Class A(1)(2)	7,065	546,831
Toast, Inc., Class A(1)	55,571	2,028,897
Visa, Inc., Class A	190,469	65,022,307
Voya Financial, Inc.	12,965	969,782
		$163,628,916
Food Products — 0.7%
Bunge Global SA	24,521	$1,992,331
Campbell's Co.	35,599	1,124,216
Conagra Brands, Inc.	67,700	1,239,587

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Food Products (continued)
Darling Ingredients, Inc.(1)	28,014	$ 864,792
General Mills, Inc.	86,015	4,336,876
Hershey Co.	24,016	4,492,193
Hormel Foods Corp.	49,662	1,228,638
Ingredion, Inc.	9,520	1,162,487
J.M. Smucker Co.	17,585	1,909,731
Kellanova	40,603	3,330,258
Kraft Heinz Co.	139,637	3,636,148
Lamb Weston Holdings, Inc.	23,745	1,379,110
McCormick & Co., Inc.	44,925	3,005,932
Mondelez International, Inc., Class A	217,144	13,564,986
Pilgrim's Pride Corp.	10,000	407,200
Post Holdings, Inc.(1)	8,423	905,304
		$44,579,789
Gas Utilities — 0.0%†
Southwest Gas Holdings, Inc.	11,528	$903,104
UGI Corp.	36,167	1,202,914
		$2,106,018
Ground Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	21,507	$2,885,594
Knight-Swift Transportation Holdings, Inc.	53,423	2,110,743
Landstar System, Inc.	10,147	1,243,616
Lyft, Inc., Class A(1)	41,912	922,483
Old Dominion Freight Line, Inc.	54,079	7,613,242
Ryder System, Inc.	13,756	2,594,932
Saia, Inc.(1)	8,017	2,399,969
Uber Technologies, Inc.(1)	238,053	23,322,052
Union Pacific Corp.	97,637	23,078,458
XPO, Inc.(1)	32,222	4,165,338
		$70,336,427
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	216,810	$29,039,531
Align Technology, Inc.(1)	8,784	1,099,932
Baxter International, Inc.	68,916	1,569,217
Becton Dickinson & Co.	36,063	6,749,912
Boston Scientific Corp.(1)	182,875	17,854,086
Cooper Cos., Inc.(1)	26,964	1,848,652
DexCom, Inc.(1)	45,531	3,063,781
Edwards Lifesciences Corp.(1)	74,182	5,769,134
GE HealthCare Technologies, Inc.	54,284	4,076,728
Glaukos Corp.(1)	6,290	512,950
Globus Medical, Inc., Class A(1)	12,421	711,351
Hologic, Inc.(1)	23,929	1,614,968
IDEXX Laboratories, Inc.(1)	9,853	6,294,983
Insulet Corp.(1)	8,612	2,658,783
Intuitive Surgical, Inc.(1)	44,816	20,043,060
Medtronic PLC	162,617	15,487,643
Merit Medical Systems, Inc.(1)	8,686	722,936
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(1)	5,177	$ 1,311,438
ResMed, Inc.	18,908	5,175,687
STERIS PLC	12,453	3,081,370
Stryker Corp.	43,969	16,254,020
Teleflex, Inc.	5,702	697,697
Zimmer Biomet Holdings, Inc.	23,030	2,268,455
		$ 147,906,314
Health Care Providers & Services — 1.5%
Centene Corp.(1)	64,401	$2,297,828
Chemed Corp.	2,008	899,062
Cigna Group	32,152	9,267,814
CorVel Corp.(1)	6,000	464,520
CVS Health Corp.	158,683	11,963,111
DaVita, Inc.(1)	5,316	706,337
Elevance Health, Inc.	27,155	8,774,324
Encompass Health Corp.	12,962	1,646,433
Ensign Group, Inc.	8,432	1,456,797
Guardant Health, Inc.(1)	15,221	951,008
HealthEquity, Inc.(1)	11,570	1,096,489
Henry Schein, Inc.(1)	15,113	1,003,050
Humana, Inc.	14,984	3,898,387
Labcorp Holdings, Inc.	10,768	3,091,062
Molina Healthcare, Inc.(1)	7,407	1,417,403
Option Care Health, Inc.(1)	22,841	634,066
Quest Diagnostics, Inc.	15,257	2,907,679
UnitedHealth Group, Inc.	112,327	38,786,513
		$91,261,883
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	24,445	$2,037,246
American Healthcare REIT, Inc.	21,745	913,508
CareTrust REIT, Inc.	26,214	909,102
Healthcare Realty Trust, Inc.	53,295	960,909
Healthpeak Properties, Inc.	99,240	1,900,446
Omega Healthcare Investors, Inc.	34,847	1,471,240
Ventas, Inc.	56,995	3,989,080
Welltower, Inc.	85,180	15,173,965
		$27,355,496
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	16,768	$4,995,355
Waystar Holding Corp.(1)	14,000	530,880
		$5,526,235
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	98,442	$1,675,483
Ryman Hospitality Properties, Inc.	8,211	735,623
		$2,411,106

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(1)	51,316	$ 6,230,789
Aramark	39,856	1,530,470
Booking Holdings, Inc.	3,869	20,889,776
Brinker International, Inc.(1)	7,485	948,200
Cava Group, Inc.(1)(2)	12,421	750,353
Chipotle Mexican Grill, Inc.(1)	223,878	8,773,779
Choice Hotels International, Inc.	3,713	396,957
Darden Restaurants, Inc.	19,063	3,628,833
Domino's Pizza, Inc.	6,084	2,626,524
DoorDash, Inc., Class A(1)	40,439	10,999,004
Hilton Worldwide Holdings, Inc.	29,685	7,701,476
Hyatt Hotels Corp., Class A(2)	5,006	710,501
Life Time Group Holdings, Inc.(1)	17,000	469,200
Marriott International, Inc., Class A	29,448	7,669,437
Planet Fitness, Inc., Class A(1)	12,440	1,291,272
Shake Shack, Inc., Class A(1)	6,544	612,584
Starbucks Corp.	184,236	15,586,365
Texas Roadhouse, Inc.	9,788	1,626,276
Vail Resorts, Inc.	3,170	474,137
Wingstop, Inc.	4,983	1,254,121
Wyndham Hotels & Resorts, Inc.	11,818	944,258
Yum! Brands, Inc.	47,187	7,172,424
		$102,286,736
Household Durables — 0.4%
D.R. Horton, Inc.	36,663	$6,213,279
Lennar Corp., Class A	30,120	3,796,325
Mohawk Industries, Inc.(1)	3,220	415,122
NVR, Inc.(1)	349	2,804,096
PulteGroup, Inc.	27,634	3,651,280
Somnigroup International, Inc.(2)	18,642	1,572,080
Taylor Morrison Home Corp.(1)	8,999	594,024
Toll Brothers, Inc.	14,355	1,983,000
TopBuild Corp.(1)	3,172	1,239,808
		$22,269,014
Household Products — 0.9%
Church & Dwight Co., Inc.	28,787	$2,522,605
Clorox Co.	15,502	1,911,397
Colgate-Palmolive Co.	90,783	7,257,193
Kimberly-Clark Corp.	36,418	4,528,214
Procter & Gamble Co.	253,254	38,912,477
		$55,131,886
Independent Power and Renewable Electricity Producers — 0.0%†
AES Corp.	87,131	$1,146,644
Brookfield Renewable Corp.	15,670	539,361
Clearway Energy, Inc., Class C	3,312	93,564
		$1,779,569
Security	Shares	Value
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	40,080	$ 490,579
EastGroup Properties, Inc.	6,746	1,141,828
First Industrial Realty Trust, Inc.	18,637	959,246
Lineage, Inc.(2)	10,000	386,400
Prologis, Inc.	120,023	13,745,034
Rexford Industrial Realty, Inc.	30,750	1,264,132
STAG Industrial, Inc.	25,716	907,518
Terreno Realty Corp.	13,401	760,507
		$19,655,244
Insurance — 2.3%
Aflac, Inc.	64,418	$7,195,491
Allstate Corp.	34,181	7,336,952
American Financial Group, Inc.	8,443	1,230,314
American International Group, Inc.	75,895	5,960,793
Aon PLC, Class A	29,045	10,356,866
Arch Capital Group Ltd.	51,356	4,659,530
Arthur J. Gallagher & Co.	32,528	10,075,223
Axis Capital Holdings Ltd.	11,680	1,118,944
Brown & Brown, Inc.	31,972	2,998,654
Cincinnati Financial Corp.	19,598	3,098,444
Everest Group Ltd.	6,034	2,113,288
First American Financial Corp.	12,153	780,709
Globe Life, Inc.	9,578	1,369,367
Hanover Insurance Group, Inc.	4,418	802,441
Hartford Insurance Group, Inc.	39,363	5,250,631
Kinsale Capital Group, Inc.	3,254	1,383,796
Lincoln National Corp.	20,704	834,992
Marsh & McLennan Cos., Inc.	67,922	13,688,321
MetLife, Inc.	74,617	6,146,202
Old Republic International Corp.	26,730	1,135,223
Primerica, Inc.	3,682	1,022,086
Principal Financial Group, Inc.	29,433	2,440,290
Progressive Corp.	78,797	19,458,919
Prudential Financial, Inc.	46,081	4,780,443
Reinsurance Group of America, Inc.	8,453	1,624,075
RenaissanceRe Holdings Ltd.	7,066	1,794,269
Ryan Specialty Holdings, Inc.	18,176	1,024,399
Selective Insurance Group, Inc.	8,916	722,820
Travelers Cos., Inc.	30,436	8,498,340
Unum Group	26,123	2,031,847
W.R. Berkley Corp.	38,039	2,914,548
Willis Towers Watson PLC	12,732	4,398,269
		$138,246,486
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A	1,109,936	$269,825,441
Pinterest, Inc., Class A(1)	74,626	2,400,718
Reddit, Inc., Class A(1)	14,134	3,250,679

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Interactive Media & Services (continued)
Snap, Inc., Class A(1)	139,856	$ 1,078,290
		$ 276,555,128
IT Services — 1.4%
Accenture PLC, Class A	73,376	$ 18,094,522
Akamai Technologies, Inc.(1)	14,931	1,131,173
Amdocs Ltd.	14,063	1,153,869
Cloudflare, Inc., Class A(1)	36,158	7,759,145
Cognizant Technology Solutions Corp., Class A	54,834	3,677,716
EPAM Systems, Inc.(1)	7,499	1,130,774
Gartner, Inc.(1)	9,236	2,427,867
GoDaddy, Inc., Class A(1)	16,929	2,316,395
International Business Machines Corp.	110,213	31,097,700
Kyndryl Holdings, Inc.(1)	27,703	831,921
MongoDB, Inc.(1)	8,773	2,722,964
Snowflake, Inc., Class A(1)	38,404	8,662,022
Twilio, Inc., Class A(1)	17,506	1,752,176
VeriSign, Inc.	9,083	2,539,334
		$85,297,578
Leisure Products — 0.0%†
Hasbro, Inc.	15,358	$1,164,904
Mattel, Inc.(1)	49,315	829,972
		$1,994,876
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	35,803	$4,595,315
Avantor, Inc.(1)	94,362	1,177,638
Bio-Rad Laboratories, Inc., Class A(1)	2,262	634,242
Bio-Techne Corp.	18,380	1,022,479
Bruker Corp.	10,235	332,535
Charles River Laboratories International, Inc.(1)	7,469	1,168,600
Danaher Corp.	81,785	16,214,694
Illumina, Inc.(1)	20,253	1,923,427
IQVIA Holdings, Inc.(1)	21,577	4,098,335
Medpace Holdings, Inc.(1)	3,135	1,611,892
Mettler-Toledo International, Inc.(1)	2,450	3,007,645
Repligen Corp.(1)	8,424	1,126,036
Revvity, Inc.(2)	13,808	1,210,271
Thermo Fisher Scientific, Inc.	46,944	22,768,779
Waters Corp.(1)	7,201	2,158,932
West Pharmaceutical Services, Inc.	9,560	2,507,875
		$65,558,695
Machinery — 2.6%
AGCO Corp.	9,698	$1,038,365
Allison Transmission Holdings, Inc.	10,686	907,028
Caterpillar, Inc.	67,012	31,974,776
Chart Industries, Inc.(1)	5,302	1,061,195
CNH Industrial NV	132,634	1,439,079
Security	Shares	Value
Machinery (continued)
Cummins, Inc.	20,307	$ 8,577,068
Deere & Co.	37,477	17,136,733
Donaldson Co., Inc.	15,838	1,296,340
Dover Corp.	20,632	3,442,037
ESAB Corp.	6,522	728,768
ESCO Technologies, Inc.	4,015	847,607
Federal Signal Corp.	9,577	1,139,567
Flowserve Corp.	21,203	1,126,727
Fortive Corp.	56,406	2,763,330
Gates Industrial Corp. PLC(1)	39,632	983,666
Graco, Inc.	23,810	2,022,898
IDEX Corp.	10,928	1,778,641
Illinois Tool Works, Inc.	45,153	11,774,096
Ingersoll Rand, Inc.	64,674	5,343,366
ITT, Inc.	10,717	1,915,771
JBT Marel Corp.	7,989	1,122,055
Lincoln Electric Holdings, Inc.	7,639	1,801,505
Middleby Corp.(1)	8,322	1,106,243
Mueller Industries, Inc.	13,903	1,405,732
Nordson Corp.	6,837	1,551,657
Oshkosh Corp.	8,141	1,055,888
Otis Worldwide Corp.	59,490	5,439,171
PACCAR, Inc.	77,674	7,636,908
Parker-Hannifin Corp.	19,561	14,830,172
Pentair PLC	23,466	2,599,094
RBC Bearings, Inc.(1)	4,696	1,832,802
Snap-on, Inc.	8,819	3,056,048
SPX Technologies, Inc.(1)	5,603	1,046,528
Stanley Black & Decker, Inc.	21,711	1,613,779
Timken Co.	10,680	802,922
Toro Co.	14,144	1,077,773
Watts Water Technologies, Inc., Class A	4,503	1,257,598
Westinghouse Air Brake Technologies Corp.	25,020	5,015,759
Xylem, Inc.	38,687	5,706,333
		$157,255,025
Media — 0.5%
Charter Communications, Inc., Class A(1)	11,038	$3,036,609
Comcast Corp., Class A	437,541	13,747,538
Interpublic Group of Cos., Inc.	55,503	1,549,089
Liberty Broadband Corp., Class C(1)	18,039	1,146,198
New York Times Co., Class A	18,406	1,056,504
Nexstar Media Group, Inc.	4,833	955,678
Omnicom Group, Inc.	21,793	1,776,783
Paramount Skydance Corp., Class B(2)	35,837	678,036
Sirius XM Holdings, Inc.	28,404	661,103
Trade Desk, Inc., Class A(1)	55,116	2,701,235
		$27,308,773
Metals & Mining — 0.4%
Carpenter Technology Corp.	14,852	$3,646,760

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Metals & Mining (continued)
Commercial Metals Co.	28,609	$ 1,638,723
Nucor Corp.	66,544	9,012,054
Reliance, Inc.	15,101	4,240,814
Steel Dynamics, Inc.	39,502	5,507,764
		$ 24,046,115
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.(2)	104,028	$ 1,018,434
Annaly Capital Management, Inc.	71,106	1,437,053
Rithm Capital Corp.	68,495	780,158
Starwood Property Trust, Inc.	42,268	818,731
		$4,054,376
Multi-Utilities — 0.7%
Ameren Corp.	37,576	$3,922,183
CMS Energy Corp.	37,220	2,726,737
Consolidated Edison, Inc.	48,829	4,908,291
Dominion Energy, Inc.	108,402	6,630,951
DTE Energy Co.	29,175	4,126,220
NiSource, Inc.	57,231	2,478,102
Public Service Enterprise Group, Inc.	62,946	5,253,473
Sempra	89,475	8,050,961
WEC Energy Group, Inc.	44,602	5,110,943
		$43,207,861
Office REITs — 0.1%
BXP, Inc.	22,161	$1,647,448
COPT Defense Properties	7,468	217,020
Cousins Properties, Inc.	30,071	870,255
Kilroy Realty Corp.(2)	20,000	845,000
Vornado Realty Trust	23,964	971,261
		$4,550,984
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	198,932	$9,399,537
		$9,399,537
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	8,248	$732,752
		$732,752
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	31,399	$1,563,042
American Airlines Group, Inc.(1)	174,186	1,957,851
Delta Air Lines, Inc.	193,770	10,996,447
		$14,517,340
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	15,888	$577,529
e.l.f. Beauty, Inc.(1)	6,136	812,897
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A	22,278	$ 1,963,137
Kenvue, Inc.	222,342	3,608,611
		$ 6,962,174
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	257,123	$ 11,596,247
Corcept Therapeutics, Inc.(1)	12,137	1,008,706
Elanco Animal Health, Inc.(1)(2)	74,870	1,507,882
Eli Lilly & Co.	95,540	72,897,020
Jazz Pharmaceuticals PLC(1)	5,370	707,766
Merck & Co., Inc.	314,603	26,404,630
Pfizer, Inc.	698,837	17,806,367
Royalty Pharma PLC, Class A	44,360	1,565,021
Zoetis, Inc.	55,379	8,103,055
		$141,596,694
Professional Services — 0.7%
Amentum Holdings, Inc.(1)	34,206	$819,234
Automatic Data Processing, Inc.	47,041	13,806,533
Booz Allen Hamilton Holding Corp.	16,491	1,648,275
Broadridge Financial Solutions, Inc.	13,111	3,122,647
Dayforce, Inc.(1)	19,247	1,325,926
Equifax, Inc.	14,740	3,781,252
ExlService Holdings, Inc.(1)	21,250	935,637
FTI Consulting, Inc.(1)	3,808	615,563
Genpact Ltd.	18,622	780,076
Parsons Corp.(1)	2,630	218,080
Paychex, Inc.	39,100	4,956,316
Paycom Software, Inc.	7,048	1,466,971
Paylocity Holding Corp.(1)	5,269	839,194
Robert Half, Inc.	8,843	300,485
Science Applications International Corp.	5,120	508,774
SS&C Technologies Holdings, Inc.	27,152	2,410,012
TransUnion	22,499	1,884,966
UL Solutions, Inc., Class A(2)	8,135	576,446
Verisk Analytics, Inc.	17,021	4,280,952
		$44,277,339
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	37,352	$5,885,181
CoStar Group, Inc.(1)	51,254	4,324,300
Jones Lang LaSalle, Inc.(1)	5,080	1,515,263
Zillow Group, Inc., Class C(1)	22,221	1,712,128
		$13,436,872
Residential REITs — 0.4%
AvalonBay Communities, Inc.	20,035	$3,870,161
Camden Property Trust	14,848	1,585,469
Equity LifeStyle Properties, Inc.	25,196	1,529,397
Equity Residential	52,556	3,401,950

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Residential REITs (continued)
Essex Property Trust, Inc.	9,010	$ 2,411,617
Invitation Homes, Inc.	84,060	2,465,480
Mid-America Apartment Communities, Inc.	16,410	2,292,969
Sun Communities, Inc.	17,392	2,243,568
UDR, Inc.	46,335	1,726,442
		$ 21,527,053
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$ 1,170,643
Federal Realty Investment Trust	11,607	1,175,905
Kimco Realty Corp.	93,381	2,040,375
Kite Realty Group Trust	30,789	686,595
NNN REIT, Inc.	25,723	1,095,028
Phillips Edison & Co., Inc.	17,164	589,240
Realty Income Corp.	123,034	7,479,237
Regency Centers Corp.	25,932	1,890,443
Simon Property Group, Inc.	42,147	7,909,727
		$24,037,193
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc.(1)	189,266	$30,621,346
Allegro MicroSystems, Inc.(1)	22,618	660,446
Analog Devices, Inc.	57,964	14,241,755
Applied Materials, Inc.	93,081	19,057,404
Astera Labs, Inc.(1)	13,488	2,640,950
Broadcom, Inc.	483,506	159,513,464
Cirrus Logic, Inc.(1)	7,380	924,640
Enphase Energy, Inc.(1)	16,417	580,998
Entegris, Inc.(2)	17,978	1,662,246
First Solar, Inc.(1)	9,553	2,106,723
Intel Corp.(1)	520,649	17,467,774
KLA Corp.	15,638	16,867,147
Lam Research Corp.	151,011	20,220,373
Lattice Semiconductor Corp.(1)	15,108	1,107,719
Marvell Technology, Inc.	97,655	8,209,856
Microchip Technology, Inc.	58,302	3,744,154
Micron Technology, Inc.	130,070	21,763,312
MKS, Inc.	11,984	1,483,260
Monolithic Power Systems, Inc.	5,488	5,052,472
NVIDIA Corp.	2,341,436	436,865,129
ON Semiconductor Corp.(1)	47,391	2,336,850
Qorvo, Inc.(1)	11,584	1,055,071
QUALCOMM, Inc.	135,391	22,523,647
Rambus, Inc.(1)	13,679	1,425,352
Skyworks Solutions, Inc.	20,197	1,554,765
Teradyne, Inc.	17,105	2,354,332
Texas Instruments, Inc.	107,368	19,726,723
Universal Display Corp.	6,342	910,901
		$816,678,809
Security	Shares	Value
Software — 11.2%
ACI Worldwide, Inc.(1)	12,660	$ 668,068
Adobe, Inc.(1)	50,201	17,708,403
AppFolio, Inc., Class A(1)	3,500	964,810
AppLovin Corp., Class A(1)	26,479	19,026,221
Atlassian Corp., Class A(1)	19,033	3,039,570
Autodesk, Inc.(1)	25,432	8,078,983
Bentley Systems, Inc., Class B	16,578	853,435
Box, Inc., Class A(1)	17,017	549,139
Cadence Design Systems, Inc.(1)	31,992	11,237,510
CCC Intelligent Solutions Holdings, Inc.(1)	65,000	592,150
Clearwater Analytics Holdings, Inc., Class A(1)	29,268	527,409
Commvault Systems, Inc.(1)	5,190	979,768
Confluent, Inc., Class A(1)	37,516	742,817
CrowdStrike Holdings, Inc., Class A(1)	28,710	14,078,810
Datadog, Inc., Class A(1)	38,325	5,457,480
Docusign, Inc.(1)	26,144	1,884,721
Dolby Laboratories, Inc., Class A	6,538	473,155
Dropbox, Inc., Class A(1)	18,546	560,275
Dynatrace, Inc.(1)	39,992	1,937,612
Elastic NV(1)	8,376	707,688
Fair Isaac Corp.(1)	2,971	4,446,191
Fortinet, Inc.(1)	75,066	6,311,549
Gen Digital, Inc.	59,180	1,680,120
Guidewire Software, Inc.(1)	8,545	1,964,154
HubSpot, Inc.(1)	6,345	2,968,191
Intuit, Inc.	32,434	22,149,503
Manhattan Associates, Inc.(1)	6,811	1,396,119
MARA Holdings, Inc.(1)(2)	38,039	694,592
Microsoft Corp.	738,239	382,370,890
Nutanix, Inc., Class A(1)	29,688	2,208,490
Oracle Corp.	195,580	55,004,919
Palo Alto Networks, Inc.(1)	77,334	15,746,749
PTC, Inc.(1)	15,079	3,061,339
Q2 Holdings, Inc.(1)	7,296	528,157
Qualys, Inc.(1)	4,602	608,983
Roper Technologies, Inc.	13,018	6,491,946
Salesforce, Inc.	110,567	26,204,379
Samsara, Inc., Class A(1)	40,083	1,493,092
SentinelOne, Inc., Class A(1)	22,483	395,926
ServiceNow, Inc.(1)	24,325	22,385,811
SPS Commerce, Inc.(1)	4,586	477,586
Synopsys, Inc.(1)	22,012	10,860,501
Tyler Technologies, Inc.(1)	4,951	2,590,165
Varonis Systems, Inc.(1)	13,142	755,271
Workday, Inc., Class A(1)	24,539	5,907,273
Zscaler, Inc.(1)	11,669	3,496,733
		$672,266,653
Specialized REITs — 0.9%
American Tower Corp.	61,093	$11,749,406
Crown Castle, Inc.	55,657	5,370,344

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Specialized REITs (continued)
CubeSmart	31,543	$ 1,282,538
Digital Realty Trust, Inc.	45,622	7,887,131
Equinix, Inc.	12,583	9,855,509
Extra Space Storage, Inc.	29,538	4,163,086
Iron Mountain, Inc.	35,487	3,617,545
Lamar Advertising Co., Class A	12,312	1,507,235
National Storage Affiliates Trust	12,000	362,640
Public Storage	20,382	5,887,341
SBA Communications Corp.	15,057	2,911,271
Weyerhaeuser Co.	82,826	2,053,256
		$56,647,302
Specialty Retail — 2.1%
AutoNation, Inc.(1)	2,563	$560,708
AutoZone, Inc.(1)	1,858	7,971,266
Bath & Body Works, Inc.	29,800	767,648
Best Buy Co., Inc.	21,455	1,622,427
Boot Barn Holdings, Inc.(1)	2,500	414,300
Burlington Stores, Inc.(1)	6,490	1,651,705
CarMax, Inc.(1)	19,883	892,150
Carvana Co.(1)	12,424	4,686,830
Dick's Sporting Goods, Inc.	5,422	1,204,877
Five Below, Inc.(1)	6,997	1,082,436
Floor & Decor Holdings, Inc., Class A(1)	12,454	917,860
GameStop Corp., Class A(1)	54,168	1,477,703
Gap, Inc.	25,901	554,022
Group 1 Automotive, Inc.	1,397	611,201
Home Depot, Inc.	108,078	43,792,125
Lithia Motors, Inc., Class A	3,411	1,077,876
Lowe's Cos., Inc.	61,368	15,422,392
O'Reilly Automotive, Inc.(1)	89,745	9,675,408
Penske Automotive Group, Inc.	1,776	308,864
Ross Stores, Inc.	35,110	5,350,413
TJX Cos., Inc.	120,596	17,430,946
Tractor Supply Co.	55,318	3,145,935
Ulta Beauty, Inc.(1)	4,554	2,489,899
Urban Outfitters, Inc.(1)	10,000	714,300
Wayfair, Inc., Class A(1)	10,384	927,603
Williams-Sonoma, Inc.	13,156	2,571,340
		$127,322,234
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	1,494,802	$380,621,433
Dell Technologies, Inc., Class C	35,037	4,967,195
Hewlett Packard Enterprise Co.	146,696	3,602,854
HP, Inc.	109,071	2,970,003
NetApp, Inc.	23,724	2,810,345
Pure Storage, Inc., Class A(1)	33,965	2,846,607
Sandisk Corp.(1)	14,988	1,681,654
Seagate Technology Holdings PLC	25,712	6,069,575
Super Micro Computer, Inc.(1)(2)	59,240	2,839,965
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	37,766	$ 4,534,186
		$ 412,943,817
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)(2)	7,218	$ 603,064
Deckers Outdoor Corp.(1)	16,950	1,718,222
lululemon Athletica, Inc.(1)	11,416	2,031,249
NIKE, Inc., Class B	129,337	9,018,669
Ralph Lauren Corp.	4,524	1,418,545
Tapestry, Inc.	22,305	2,525,372
VF Corp.(2)	41,223	594,848
		$17,909,969
Trading Companies & Distributors — 0.6%
Air Lease Corp.	17,419	$1,108,719
Applied Industrial Technologies, Inc.	4,824	1,259,305
Core & Main, Inc., Class A(1)	24,700	1,329,601
Fastenal Co.	125,392	6,149,224
Ferguson Enterprises, Inc.	20,716	4,652,399
FTAI Aviation Ltd.	15,897	2,652,574
GATX Corp.	6,934	1,212,063
QXO, Inc.(1)	74,283	1,415,834
SiteOne Landscape Supply, Inc.(1)	6,263	806,674
United Rentals, Inc.	9,717	9,276,431
W.W. Grainger, Inc.	4,888	4,658,069
Watsco, Inc.	5,610	2,268,123
WESCO International, Inc.	4,024	851,076
		$37,640,092
Water Utilities — 0.1%
American Water Works Co., Inc.	25,307	$3,522,481
Essential Utilities, Inc.	26,143	1,043,106
		$4,565,587
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	52,670	$12,608,145
		$12,608,145
Total Common Stocks (identified cost $2,525,933,817)		$6,030,451,207

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Total Rights (identified cost $7,766)		$ 7,766

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Schedule of Investments — continued

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	16,181	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	2,942,519	$ 2,942,519
Total Affiliated Fund (identified cost $2,942,519)		$ 2,942,519
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	1,996,342	$ 1,996,342
Total Securities Lending Collateral (identified cost $1,996,342)		$ 1,996,342
Total Short-Term Investments (identified cost $4,938,861)		$ 4,938,861
Total Investments — 100.1% (identified cost $2,530,880,444)		$6,035,397,834
Other Assets, Less Liabilities — (0.1)%		$ (7,077,730)
Net Assets — 100.0%		$6,028,320,104

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $19,673,216.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $7,766, which represents less than 0.05% of the net assets of the Fund as of September 30, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766
		$7,766

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,527,937,925) - including $19,673,216 of securities on loan	$6,032,455,315
Investments in securities of affiliated issuers, at value (identified cost $2,942,519)	2,942,519
Cash	438
Receivable for capital shares sold	1,738,550
Dividends receivable	3,118,216
Dividends receivable - affiliated	6,746
Securities lending income receivable	3,066
Receivable from affiliates	668,529
Directors' deferred compensation plan	887,885
Total assets	$6,041,821,264
Liabilities
Payable for capital shares redeemed	$8,284,535
Deposits for securities loaned	1,996,342
Payable to affiliates:
Investment advisory fee	590,408
Administrative fee	590,594
Distribution and service fees	235,187
Sub-transfer agency fee	28,342
Directors' deferred compensation plan	887,885
Accrued expenses	887,867
Total liabilities	$13,501,160
Net Assets	$6,028,320,104
Sources of Net Assets
Paid-in capital	$2,291,367,305
Distributable earnings	3,736,952,799
Net Assets	$6,028,320,104
Class A Shares
Net Assets	$855,548,559
Shares Outstanding	15,412,290
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$55.51
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$58.28
Class C Shares
Net Assets	$73,817,592
Shares Outstanding	1,428,665
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$51.67
Class I Shares
Net Assets	$3,214,802,436
Shares Outstanding	56,206,727
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$57.20

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$1,884,151,517
Shares Outstanding	32,981,303
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$57.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $6,121)	$73,360,369
Dividend income - affiliated issuers	238,838
Interest income	4,121
Securities lending income, net	21,179
Total investment income	$73,624,507
Expenses
Investment advisory fee	$6,869,980
Administrative fee	6,869,980
Distribution and service fees:
Class A	2,053,796
Class C	735,972
Directors' fees and expenses	316,182
Custodian fees	85,484
Transfer agency fees and expenses	2,891,131
Accounting fees	819,581
Professional fees	191,810
Registration fees	92,021
Reports to shareholders	272,364
Miscellaneous	262,293
Total expenses	$21,460,594
Waiver and/or reimbursement of expenses by affiliates	$(5,750,642)
Net expenses	$15,709,952
Net investment income	$57,914,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$248,503,323
Net realized gain	$248,503,323
Change in unrealized appreciation (depreciation):
Investment securities	$512,803,351
Net change in unrealized appreciation (depreciation)	$512,803,351
Net realized and unrealized gain	$761,306,674
Net increase in net assets from operations	$819,221,229

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$57,914,555	$53,450,135
Net realized gain	248,503,323	97,892,606
Net change in unrealized appreciation (depreciation)	512,803,351	1,383,223,510
Net increase in net assets from operations	$819,221,229	$1,534,566,251
Distributions to shareholders:
Class A	$(13,323,483)	$(5,867,860)
Class C	(753,566)	(130,502)
Class I	(52,279,909)	(25,482,048)
Class R6	(32,557,457)	(16,007,097)
Total distributions to shareholders	$(98,914,415)	$(47,487,507)
Capital share transactions:
Class A	$(78,723,228)	$(45,376,129)
Class C	(10,659,204)	(10,104,716)
Class I	(149,107,838)	(54,226,305)
Class R6	(132,808,929)	36,759,153
Net decrease in net assets from capital share transactions	$(371,299,199)	$(72,947,997)
Net increase in net assets	$349,007,615	$1,414,130,747
Net Assets
At beginning of year	$5,679,312,489	$4,265,181,742
At end of year	$6,028,320,104	$5,679,312,489

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$48.99	$36.30	$30.51	$38.30	$29.75
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.36	$0.35	$0.30	$0.28
Net realized and unrealized gain (loss)	6.91	12.66	5.74	(7.74)	8.53
Total income (loss) from operations	$7.31	$13.02	$6.09	$(7.44)	$8.81
Less Distributions
From net investment income	$(0.36)	$(0.33)	$(0.30)	$(0.25)	$(0.26)
From net realized gain	(0.43)	—	—	(0.10)	—
Total distributions	$(0.79)	$(0.33)	$(0.30)	$(0.35)	$(0.26)
Net asset value — End of year	$55.51	$48.99	$36.30	$30.51	$38.30
Total Return(2)	15.06%	36.07%	20.08%	(19.64)%	29.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$855,549	$835,212	$658,227	$572,693	$686,373
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%	0.59%	0.60%	0.59%	0.59%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.49%(4)	0.49%
Net investment income	0.79%	0.85%	1.00%	0.82%	0.77%
Portfolio Turnover	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$45.67	$33.89	$28.46	$35.78	$27.82
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.04	$0.08	$0.02	$0.01
Net realized and unrealized gain (loss)	6.44	11.81	5.39	(7.24)	7.98
Total income (loss) from operations	$6.46	$11.85	$5.47	$(7.22)	$7.99
Less Distributions
From net investment income	$(0.03)	$(0.07)	$(0.04)	$(0.00)(2)	$(0.03)
From net realized gain	(0.43)	—	—	(0.10)	—
Total distributions	$(0.46)	$(0.07)	$(0.04)	$(0.10)	$(0.03)
Net asset value — End of year	$51.67	$45.67	$33.89	$28.46	$35.78
Total Return(3)	14.22%	35.01%	19.22%	(20.24)%	28.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,818	$75,835	$64,695	$63,985	$84,005
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.35%	1.34%	1.35%	1.35%	1.34%
Net expenses	1.24%(5)	1.24%(5)	1.24%(5)	1.24%(5)	1.24%
Net investment income	0.05%	0.10%	0.25%	0.07%	0.03%
Portfolio Turnover	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$50.43	$37.36	$31.38	$39.37	$30.56
Income (Loss) From Operations
Net investment income(1)	$0.54	$0.49	$0.45	$0.40	$0.38
Net realized and unrealized gain (loss)	7.13	13.00	5.92	(7.95)	8.75
Total income (loss) from operations	$7.67	$13.49	$6.37	$(7.55)	$9.13
Less Distributions
From net investment income	$(0.47)	$(0.42)	$(0.39)	$(0.34)	$(0.32)
From net realized gain	(0.43)	—	—	(0.10)	—
Total distributions	$(0.90)	$(0.42)	$(0.39)	$(0.44)	$(0.32)
Net asset value — End of year	$57.20	$50.43	$37.36	$31.38	$39.37
Total Return(2)	15.37%	36.37%	20.42%	(19.45)%	30.07%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,214,802	$2,974,668	$2,251,092	$2,021,486	$2,916,731
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.35%	0.34%	0.35%	0.34%	0.34%
Net expenses	0.24%(4)	0.24%(4)	0.24%(4)	0.24%(4)	0.24%
Net investment income	1.04%	1.10%	1.25%	1.06%	1.02%
Portfolio Turnover	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$50.38	$37.32	$31.37	$39.35	$30.55
Income (Loss) From Operations
Net investment income(1)	$0.56	$0.51	$0.47	$0.43	$0.39
Net realized and unrealized gain (loss)	7.12	13.00	5.90	(7.96)	8.74
Total income (loss) from operations	$7.68	$13.51	$6.37	$(7.53)	$9.13
Less Distributions
From net investment income	$(0.50)	$(0.45)	$(0.42)	$(0.35)	$(0.33)
From net realized gain	(0.43)	—	—	(0.10)	—
Total distributions	$(0.93)	$(0.45)	$(0.42)	$(0.45)	$(0.33)
Net asset value — End of year	$57.13	$50.38	$37.32	$31.37	$39.35
Total Return(2)	15.41%	36.47%	20.46%	(19.42)%	30.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,884,152	$1,793,598	$1,291,167	$947,313	$1,006,890
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.28%	0.29%	0.30%	0.29%	0.29%
Net expenses	0.19%(4)	0.19%(4)	0.19%(4)	0.19%(4)	0.19%
Net investment income	1.09%	1.15%	1.30%	1.13%	1.07%
Portfolio Turnover	8%	12%	8%	13%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,030,451,207(2)	$ —	$ —	$6,030,451,207
Rights	—	—	7,766	7,766
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	2,942,519	—	—	2,942,519
Securities Lending Collateral	1,996,342	—	—	1,996,342
Total Investments	$6,035,390,068	$ —	$7,766	$6,035,397,834

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $6,869,980.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $7,847 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $5,742,795.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly.  For the year ended September 30, 2025, CRM was paid administrative fees of $6,869,980.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $2,053,796 and $735,972 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $65,608 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Fund was also informed that EVD received $3,131 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $4,726.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $119,529 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
During the year ended September 30, 2025, CRM reimbursed the Fund $282,139 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $444,057,123 and $848,254,175, respectively.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$52,420,052	$47,487,507
Long-term capital gains	$46,494,363	$ —
During the year ended September 30, 2025, distributable earnings was decreased by $24,163,577 and paid-in capital was increased by $24,163,577 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$38,417,172
Undistributed long-term capital gains	224,740,129
Net unrealized appreciation	3,473,795,498
Distributable earnings	$3,736,952,799
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,561,602,336
Gross unrealized appreciation	$3,588,135,402
Gross unrealized depreciation	(114,339,904)
Net unrealized appreciation	$3,473,795,498
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan was $19,673,216 and the total value of collateral received was $20,120,372, comprised of cash of $1,996,342 and U.S. government and/or agencies securities of $18,124,030.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,996,342	$ —	$ —	$ —	$1,996,342
The carrying amount of the liability for deposits for securities loaned at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,942,519, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,247,193	$367,267,467	$(365,572,141)	$ —	$ —	$2,942,519	$238,838	2,942,519
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,364,531	$117,951,031	1,916,976	$81,850,386
Reinvestment of distributions	241,882	12,355,358	136,077	5,467,591
Shares redeemed	(4,244,363)	(209,029,617)	(3,134,254)	(132,694,106)
Net decrease	(1,637,950)	$(78,723,228)	(1,081,201)	$(45,376,129)

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Notes to Financial Statements — continued

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	1,209,556	$56,284,438	166,319	$6,685,698
Reinvestment of distributions	15,169	725,516	3,331	125,515
Shares redeemed	(1,456,530)	(67,669,158)	(418,402)	(16,915,929)
Net decrease	(231,805)	$(10,659,204)	(248,752)	$(10,104,716)
Class I
Shares sold	11,332,346	$581,456,729	11,124,147	$488,392,911
Reinvestment of distributions	931,350	48,923,799	583,484	24,086,199
Shares redeemed	(15,039,762)	(779,488,366)	(12,983,213)	(566,705,415)
Net decrease	(2,776,066)	$(149,107,838)	(1,275,582)	$(54,226,305)
Class R6
Shares sold	8,469,801	$437,120,527	8,175,016	$356,922,614
Reinvestment of distributions	547,312	28,706,521	348,542	14,366,921
Shares redeemed	(11,640,102)	(598,635,977)	(7,515,605)	(334,530,382)
Net increase (decrease)	(2,622,989)	$(132,808,929)	1,007,953	$36,759,153

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert US Large-Cap Core Responsible Index Fund and Board of Directors of Calvert Responsible Index Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), one of the funds constituting Calvert Responsible Index Series, Inc., as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $65,830,780, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $246,856,072 or, if subsequently determined to be different, the net capital gain of such year.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Responsible Index Series, Inc. held a Special Meeting of Shareholders on June 16, 2025 to elect the five Directors listed below.  The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Calvert Responsible Index Series, Inc. were as follows:
	Number of Shares
Nominee for Director	For	Withheld
Karen Fang	127,850,233	1,822,744
Von M. Hughes	125,271,720	4,401,256
Kim M. Keenan	127,894,543	1,778,434
Eddie Ramos	125,370,461	4,302,516
Carlton M. Waterhouse	125,358,676	4,314,300
Results are rounded to the nearest whole number.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and five-year periods ended December 31, 2024, while it had underperformed the median of its peer universe for the three-year period ended December 31, 2024. This performance data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
US Large-Cap Core Responsible Index Fund
September 30, 2025
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

This Page Intentionally Left Blank

CSXAX-NCSR 9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 24, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: November 24, 2025